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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                       Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  12/31/08
                          -------------------------


ITEM 1. REPORTS TO STOCKHOLDERS.


Elfun Funds

Annual Report
December 31, 2008

[LOGO]

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ....................................................     1

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

   ELFUN INTERNATIONAL EQUITY FUND ......................................     2

   ELFUN TRUSTS .........................................................    10

   ELFUN DIVERSIFIED FUND ...............................................    16

   ELFUN TAX-EXEMPT INCOME FUND .........................................    40

   ELFUN INCOME FUND ....................................................    55

   ELFUN MONEY MARKET FUND ..............................................    70

NOTES TO SCHEDULES OF INVESTMENTS .......................................    76

FINANCIAL STATEMENTS

   Financial Highlights .................................................    77

   Statements of Assets and Liabilities .................................    80

   Statements of Operations .............................................    82

   Statements of Changes in Net Assets ..................................    84

   Notes to Financial Statements ........................................    86

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................    96

TAX INFORMATION .........................................................    97

ADVISORY AGREEMENT RENEWAL ..............................................    98

ADDITIONAL INFORMATION ..................................................   101

INVESTMENT TEAM .........................................................   104

SHAREHOLDER SERVICES ....................................................   107

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
Notes to Performance (unaudited)
--------------------------------------------------------------------------------

Information on the following performance pages relating to the Elfun Funds' one year total return is audited. All other information, including the portfolio manager Q&A pages, is unaudited.

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Funds' website at http://www.geam.com for the most recent month-end performance data.

A portion of the Elfun Tax-Exempt Income Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index), and the Barclays Capital U.S. Municipal Bond Index (formerly Lehman Brothers Municipal Bond Index) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market. Barclays Capital U.S. Municipal Bond Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Elfun Diversified Fund for which we use the specific Lipper peer group and the Elfun Money Market Fund which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or shareholder publication thresholds. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

----------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE ELFUN FUNDS AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

--------------------------------------------------------------------------------
Elfun International Equity Fund
--------------------------------------------------------------------------------

[PHOTO]
RALPH R. LAYMAN

THE ELFUN INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN (PICTURED TO THE LEFT), PAUL NESTRO, JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND MAKOTO SUMINO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER IS LIMITED TO THE MANAGEMENT OF HIS OR HER PORTION OF THE FUND, THE SIZE OF THE PORTION WHICH MR. LAYMAN DETERMINES ON AN ANNUAL BASIS. THE PORTFOLIO MANAGERS DO NOT OPERATE INDEPENDENTLY OF EACH OTHER, RATHER, THE TEAM OPERATES COLLABORATIVELY, COMMUNICATING PURCHASES OR SALES OF SECURITIES ON BEHALF OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 104.

Q. HOW DID THE ELFUN INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVEMONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Elfun International Equity Fund returned -44.15%. The MSCI EAFE Index, the Fund's benchmark returned -43.38%, and the Fund's Lipper peer group of 238 International Large-Cap Core funds returned an average of -44.52% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Massive outflows from equity mutual funds and redemptions from hedge funds led to selling pressures on stocks through much of the year. With a major freeze in the fixed-income markets, the equity asset class became the most convenient vehicle for raising liquidity. Within equities, large cap, widely held stocks were hit disproportionately due to their superior liquidity.

Q.    WHAT DOMESTIC OR WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS?

A. The credit and liquidity crunch that started in 2007 gathered momentum in 2008 resulting in the collapse of several global financial institutions. Despite massive aid from various governments in the form of new capital, lower rates, deposit and loan guarantees and job stimulus packages, the global economy moved toward its first simultaneous recession (US, Japan & Europe) since World War II. As a result, earnings estimates continue to be under severe pressure for further downgrades, challenging the notion that the markets have fallen enough.

Q.    WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED FUND PERFORMANCE?

A. The Fund's underperformance derived from holdings in the telecom services, energy and utilities sectors. Specifically, Telenor ASA (Norway) fell on lower growth in its developing markets assets; Acergy (Norway) weakened on fears that falling oil prices would lead to oilfield contract cancellations; and utilities such as Veolia Environnement (France) fell on concerns about debt rollovers in a credit-constrained market.

      Positive attribution came from holdings in the materials and consumer staples sectors. Potash (Canada) gained early in

--------------------------------------------------------------------------------
                                                                             Q&A
--------------------------------------------------------------------------------

      the year on food supply concerns while food producers such as Nestle and Danone reflected a switch in preference to high quality, sound business model defensive plays.

Q.    DID THE WEIGHTINGS/COUNTRY ALLOCATIONS OF THE FUND CHANGE? WHY?

A. Substantially underweight at the start of the year, holdings in the financial sector were steadily increased throughout the period as clarity surrounding survivability became clearer. Materials stocks, especially in metals & mining were substantially reduced during 2008, as were energy holdings, reflecting concerns about global growth and the unsustainability of high commodity prices.

      Positions in consumer staples companies, offering stability in an uncertain environment, were increased for their strong cash flows, sustainable dividends and defensive positioning in the economy.

Q.    WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. Purchases for the Fund included several banking institutions including Lloyds TSB Group PLC, Royal Bank of Scotland Group PLC, MUFG and Credit Agricole SA. Positions were added in the defensive household care (Reckitt Benckiser Group PLC), business services (Brambles Ltd.), food products (Groupe Danone) and healthcare (Novartis and Essilor) sectors.

      Divestments included decreasing the Fund's positions in Saipem S.p.A. and Petrobras in the energy space in light of lower oil price developments; a decrease in Cia Vale do Rio Doce ADR (Brazil) and BHP Billiton PLC on lower iron ore costs, and cutbacks in Telenor ASA in the telecom services sector on a weakening developing market outlook from which it derives significant growth.

--------------------------------------------------------------------------------
Elfun International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------
                                        ACCOUNT VALUE AT             ACCOUNT VALUE                 EXPENSES
                                        THE BEGINNING OF             AT THE END OF               PAID DURING
                                         THE PERIOD ($)              THE PERIOD ($)            THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                        1,000.00                     613.75                      2.44

Hypothetical 5% Return
   (2.5% for the period)                    1,000.00                    1,021.78                     3.15
------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.62% (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WAS:
      (-38.63)%.

--------------------------------------------------------------------------------
Elfun International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

           Elfun International Equity Fund        MSCI EAFE Index
12/98                  $ 10,000                       $ 10,000
12/99                  $ 13,890                       $ 12,696
12/00                  $ 12,644                       $ 10,898
12/01                  $ 10,233                       $  8,542
12/02                  $  8,183                       $  7,181
12/03                  $ 11,542                       $  9,951
12/04                  $ 13,492                       $ 11,966
12/05                  $ 16,148                       $ 13,586
12/06                  $ 20,352                       $ 17,165
12/07                  $ 25,192                       $ 19,084
12/08                  $ 14,069                       $ 10,805

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                       ONE      FIVE     TEN
                                                       YEAR     YEAR    YEAR
--------------------------------------------------------------------------------
Elfun International Equity Fund                       -44.15%   4.04%    3.47%
MSCI EAFE Index                                       -43.38%   1.66%    0.78%

                               INVESTMENT PROFILE

 A Fund designed for investors who seek long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital. The Fund invests at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in equity securities of companies located in developed and developing countries outside the United States.

--------------------------------------------------------------------------------

                         LIPPER PERFORMANCE COMPARISON
                    INTERNATIONAL LARGE-CAP CORE PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/08

                                                       ONE      FIVE     TEN
                                                       YEAR     YEAR    YEAR
Fund's rank in peer group: .......................       106       8        5

Number of Funds in peer group: ...................       238     176      109

Peer group average annual total return: ..........    -44.52%   0.57%    0.41%

Lipper categories in peer group: International Large-Cap Core

--------------------------------------------------------------------------------

                            TOP TEN LARGEST HOLDINGS
                             AS OF DECEMBER 31, 2008
                             AS A % OF MARKET VALUE
-------------------------------------------------------------------------------
Roche Holding AG                                                          4.30%
-------------------------------------------------------------------------------
Nestle S.A. (Regd.)                                                       3.92%
-------------------------------------------------------------------------------
Groupe Danone                                                             2.77%
-------------------------------------------------------------------------------
Vodafone Group PLC                                                        2.70%
-------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                      2.54%
-------------------------------------------------------------------------------
East Japan Railway Co.                                                    2.48%
-------------------------------------------------------------------------------
Shiseido Company Ltd.                                                     2.46%
-------------------------------------------------------------------------------
Banco Santander S.A. (Regd.)                                              2.40%
-------------------------------------------------------------------------------
Sony Financial Holdings Inc.                                              2.33%
-------------------------------------------------------------------------------
Nomura Holdings, Inc.                                                     2.18%
-------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN INTERNATIONAL EQUITY FUND      (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         ELFUN INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $248,276 AS OF DECEMBER 31, 2008.

                                   [PIE CHART]

Continental Europe                                                         47.6%
Japan                                                                      21.0%
United Kingdom                                                             16.7%
United States                                                               4.2%
Pacific Rim                                                                 3.5%
Emerging Asia                                                               3.0%
Latin America                                                               1.9%
South Africa                                                                1.3%
Canada                                                                      0.8%

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 95.4%+
--------------------------------------------------------------------------------

AUSTRALIA -- 2.2%

Brambles Ltd. .............................        825,208   $       4,269
Paladin Energy Ltd. .......................        678,470           1,173 (a)
                                                                     5,442

BRAZIL -- 1.1%

Cia Vale do Rio Doce ADR ..................        169,436           1,805
Petroleo Brasileiro S.A. ADR ..............         43,196             882
                                                                     2,687

CANADA -- 0.7%

Cameco Corp. ..............................         24,550             419
Potash Corporation of Saskatchewan ........         20,161           1,462
                                                                     1,881

DENMARK -- 0.5%

Group 4 Securicor PLC .....................        404,810           1,149

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
FINLAND -- 1.6%

Nokia Oyj .................................        254,713   $       3,930

FRANCE -- 17.4%

Alstom S.A. ...............................         13,429             784
AXA S.A. ..................................         84,048           1,851
BNP Paribas ...............................        105,777           4,448
Cie Generale d'Optique Essilor
   International S.A. .....................         82,453           3,847
Credit Agricole S.A. ......................        228,542           2,542
France Telecom S.A. .......................         67,940           1,885
GDF Suez ..................................         72,642           3,567
Groupe Danone .............................        114,398           6,866
Total S.A. ................................         95,600           5,171
Unibail-Rodamco (REIT) ....................          8,667           1,283
Veolia Environnement ......................        175,091           5,403
Vinci S.A. ................................         47,851           1,996
Vivendi ...................................        114,661           3,708
                                                                    43,351

GERMANY -- 8.5%

Adidas AG .................................         60,217           2,272
Bayer AG ..................................         76,542           4,421
E.ON AG ...................................        110,499           4,368
Linde AG ..................................         34,118           2,838
Metro AG ..................................         65,636           2,607
RWE AG ....................................          9,781             866
Siemens AG (Regd.) ........................         52,865           3,871
                                                                    21,243

GREECE -- 0.2%

Hellenic Telecommunications
   Organization S.A. ......................         30,907             511

HONG KONG -- 0.3%

Sun Hung Kai Properties Ltd. ..............         97,550             813

INDIA -- 0.8%

ICICI Bank Ltd. ...........................         70,097             644
Larsen & Toubro Ltd. ......................         81,685           1,294
                                                                     1,938

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INTERNATIONAL EQUITY FUND      (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
ITALY -- 2.0%

Intesa Sanpaolo S.p.A. ....................        747,283   $       2,636
Saipem S.p.A. .............................         94,237           1,548
UniCredit S.p.A ...........................        353,024             856
                                                                     5,040

JAPAN -- 21.0%

Bank of Yokohama Ltd. .....................        371,026           2,132
East Japan Railway Co. ....................            811           6,164
Mitsubishi Estate Company Ltd. ............        260,946           4,165
Mitsubishi Heavy Industries Ltd. ..........        575,000           2,505
Mitsubishi UFJ Financial Group, Inc. ......      1,041,902           6,310
Nidec Corp. ...............................         11,652             442
Nintendo Company Ltd. .....................         11,199           4,169
Nomura Holdings, Inc. .....................        671,894           5,403
Shiseido Company Ltd. .....................        303,881           6,118
Sony Financial Holdings Inc. ..............          1,553           5,790
Sumitomo Metal Industries Ltd. ............        910,030           2,179
Sumitomo Mitsui Financial Group Inc. ......            194             805
Sumitomo Realty & Development
   Company Ltd. ...........................         33,000             478
Toray Industries Inc. .....................        518,152           2,584
Toyota Motor Corp. ........................         90,782           2,909
                                                                    52,153

MEXICO -- 0.6%

America Movil SAB de C.V. ADR
   (Series L) .............................         47,164           1,462

NETHERLANDS -- 1.4%

Koninklijke Philips Electronics N.V. ......        179,133           3,444

NORWAY -- 0.2%

Orkla ASA .................................         55,230             359
Telenor ASA ...............................         39,167             259
                                                                       618

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
RUSSIA -- 0.0%*

Gazprom OAO ADR ...........................          6,510   $          93

SINGAPORE -- 1.0%

CapitaLand Ltd. ...........................        485,000           1,047
Singapore Telecommunications Ltd. .........        786,342           1,392
                                                                     2,439

SOUTH AFRICA -- 1.3%

Anglo Platinum Ltd. .......................          4,159             233
MTN Group Ltd. ............................        255,674           3,001
                                                                     3,234

SOUTH KOREA -- 1.0%

KB Financial Group Inc. ...................         40,663           1,088 (a)
Samsung Electronics Company Ltd. ..........          4,260           1,525
                                                                     2,613

SPAIN -- 2.7%

ACS Actividades de Construccion
   y Servicios S.A. .......................         14,725             668
Banco Santander S.A. (Regd.) ..............        635,126           5,959
                                                                     6,627

SWEDEN -- 0.2%

Hennes & Mauritz AB (Series B) ............          6,145             237
Sandvik AB ................................         28,789             178
                                                                       415

SWITZERLAND -- 12.8%

ABB Ltd. (Regd.) ..........................        185,860           2,721
Credit Suisse Group AG (Regd.) ............         40,729           1,091
Nestle S.A. (Regd.) .......................        249,185           9,739
Novartis AG (Regd.) .......................        105,307           5,214
Roche Holding AG ..........................         69,874          10,668
Swatch Group AG ...........................          2,449             336
Syngenta AG ...............................         10,685           2,012
                                                                    31,781

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INTERNATIONAL EQUITY FUND      (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
TAIWAN -- 1.2%

Taiwan Semiconductor Manufacturing
   Company Ltd. ...........................      2,132,145   $       2,885

UNITED KINGDOM -- 16.7%

BG Group PLC ..............................        222,462           3,061
BHP Billiton PLC ..........................        167,919           3,124 (h)
BP PLC ....................................        145,567           1,101
Capita Group PLC ..........................        115,927           1,230
Diageo PLC ................................        316,313           4,370
Group 4 Securicor PLC .....................        424,587           1,251
Lloyds TSB Group PLC ......................      2,271,281           4,114
National Grid PLC .........................        226,742           2,230
Prudential PLC ............................        453,501           2,716
Reckitt Benckiser Group PLC ...............        132,608           4,915
Rio Tinto PLC (Regd.) .....................         26,115             560
Royal Bank of Scotland Group PLC ..........      2,746,213           1,951
Tesco PLC .................................        821,498           4,252
Vodafone Group PLC ........................      3,360,474           6,716
                                                                    41,591

TOTAL COMMON STOCK
   (COST $314,891) ........................                        237,340

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------

All America Latina Logistica S.A.
   (COST $1,331) ..........................        115,300             495

--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------

Lloyds TSB Group PLC
   (COST $0) ..............................        932,427              -- (a)

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
   (COST $177) ............................                             98 (k)

TOTAL INVESTMENTS IN SECURITIES
   (COST $316,399) ........................                        237,933

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.2%
--------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
   1.02%
   (COST $10,343) .........................                  $      10,343 (d,q)
TOTAL INVESTMENTS
   (COST $326,742) ........................                        248,276
OTHER ASSETS AND LIABILITIES,
   NET -- 0.2% ............................                            505
                                                             -------------

NET ASSETS -- 100.0%                                         $     248,781
                                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at December 31, 2008:

                                             NUMBER     CURRENT
                              EXPIRATION       OF      NOTIONAL    UNREALIZED
DESCRIPTION                      DATE      CONTRACTS     VALUE    APPRECIATION
--------------------------------------------------------------------------------
DJ Euro Stoxx
   Index Futures              March 2009       49      $  1,669   $        (11)
FTSE 100 Index
   Futures                    March 2009       12           757             14
Topix Index
   Futures                    March 2009       10           951             31
                                                                  ------------
                                                                  $         34
                                                                  ============

The Elfun International Equity was invested in the following sectors at December 31, 2008:

SECTOR                                       PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Commercial Banks                                                         13.49%
Pharmaceuticals                                                           8.18%
Food Products                                                             6.69%
Multi-Utilities                                                           4.86%
Oil, Gas & Consumable Fuels                                               4.79%
Wireless Telecommunication Services                                       4.50%
Insurance                                                                 4.17%

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INTERNATIONAL EQUITY FUND      (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Short-term                                                                4.17%
Chemicals                                                                 3.58%
Metals & Mining                                                           3.18%
Industrial Conglomerates                                                  3.09%
Food & Staples Retailing                                                  2.76%
Commercial Services & Supplies                                            2.69%
Road & Rail                                                               2.68%
Capital Markets                                                           2.62%
Real Estate Management & Development                                      2.62%
Personal Products                                                         2.46%
Household Products                                                        1.98%
Semiconductors & Semiconductor Equipment                                  1.78%
Beverages                                                                 1.76%
Electric Utilities                                                        1.76%
Software                                                                  1.68%
Diversified Telecommunication Services                                    1.63%
Construction & Engineering                                                1.59%
Communications Equipment                                                  1.58%
Healthcare Equipment & Supplies                                           1.55%
Media                                                                     1.49%
Electrical Equipment                                                      1.41%
Automobiles                                                               1.17%
Machinery                                                                 1.08%
Textiles Apparel & Luxury Goods                                           1.05%
Energy Equipment & Services                                               0.62%
Real Estate Investment Trusts (Reits)                                     0.52%
Professional Services                                                     0.50%
Electronic Equipment, Instruments & Components                            0.18%
Specialty Retail                                                          0.10%
Other Investments                                                         0.04%
                                                                        ------
                                                                        100.00%
                                                                        ======

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

--------------------------------------------------------------------------------
Elfun Trusts
--------------------------------------------------------------------------------

[PHOTO]
DAVID B. CORLSON

THE ELFUN TRUSTS IS MANAGED BY DAVID B. CARLSON. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 104.

Q. HOW DID THE ELFUNTRUSTS PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Elfun Trusts returned -34.53%. The S&P 500 Index, the Fund's benchmark, returned -37.00% and the Fund's Lipper peer group of 803 Large-Cap Growth funds returned an average of -40.70% for the same period.

Q.    WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The deepening recession and global credit crunch made 2008 one of the most challenging periods for equity investing in the post-World War II era. The year began with inflationary pressures as commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell in the second half of the year, and investors sought the relative security of US Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and healthcare. The financial sector retreated amid frozen credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

      For the year, investors favored the relative stability of staples (-15.4%) and healthcare (-22.8%) over the collapsed fundamentals in financials (-55.3%) and materials (-45.7%). US stocks were far from the worst-hit in 2008, with stocks falling 55 to 72 percent in the BRIC economies (Brazil, Russia, India and China), which had exhibited more robust growth than developed countries in recent years. While the credit crisis battered financials the most, the other sectors all suffered amid concerns of slowing economic growth and the fragile consumer.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The worst performing sector in the market for 2008 was the financial sector with a decline of 55%. The Fund was underweighted in the financial sector compared to the S&P 500, and our financial stocks fell less than the sector. We had also eliminated positions in AIG and Citicorp in the first two months of 2008 before the drastic fall in the stock price of those companies. We also eliminated a position in Fannie Mae less gracefully in the late summer.

      The Fund's best performing sector was in the technology sector, where it outperformed both its peers and the overall market. The relative outperformance in the technology sector was led by QUALCOMM (-7.6%), which held up on a relative basis as it eliminated some potentially costly legal overhangs, and raised its profit outlook on new 3G markets in China. Our worst performing

--------------------------------------------------------------------------------
                                                                             Q&A
--------------------------------------------------------------------------------

      sector was in energy. While we were underweighted in this sector, our holdings in Schlumberger Ltd. and Transocean were down more than that of the energy sector overall. We continue to hold these two energy service companies for the long term.

Q.    WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND DURING THE YEAR?

A. We ended the year with 49 names in the Fund portfolio, down from 59 at the start of the year. We eliminated a few positions with losses in order to reduce the capital gains generated during the year. However, portfolio turnover remained low for the year at 20%.

      The Fund's largest sector weighting is still technology at approximately 30% of the portfolio. Some of corporate America's strongest balance sheets are in the technology sector, with companies such as Microsoft Corp., QUALCOMM Inc., and Cisco Systems, Inc. having extremely large cash balances and little to no debt. The Fund remained overweighted in healthcare and media, with the media holdings primarily in cable television.

Q.    HOW IS THE FUND POSITIONED FOR THE YEAR AHEAD?

A. We are essentially fully invested in equities, while holding cash at approximately 2% of the portfolio. With the bear market decline of 50%, we are more focused on positioning for the eventual recovery that we hope will start later in 2009. We continue to have a growth bias with technology, healthcare and media as the largest weights. We are underweighted in financials, but looking for opportunities. We are also underweighted in energy, but will likely add to this sector when we see signs of a better economy.

      We believe our holdings continue to be in high quality industry leaders with attractive long-term prospects.

--------------------------------------------------------------------------------
Elfun Trusts
--------------------------------------------------------------------------------

                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
--------------------------------------------------------------------------------
                             ACCOUNT VALUE AT    ACCOUNT VALUE      EXPENSES
                             THE BEGINNING OF    AT THE END OF    PAID DURING
                              THE PERIOD ($)    THE PERIOD ($)   THE PERIOD ($)*
--------------------------------------------------------------------------------
Actual Fund Return**             1,000.00           713.85             1.20

Hypothetical 5% Return
   (2.5% for the period)         1,000.00         1,023.51             1.37
--------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.27% (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WAS:
      (-28.61)%.

--------------------------------------------------------------------------------
Elfun Trusts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                  Elfun Trusts                            S&P 500
12/98                $10,000                              $10,000
12/99                $11,974                              $12,107
12/00                $12,680                              $10,995
12/01                $11,921                              $ 9,685
12/02                $ 9,547                              $ 7,545
12/03                $11,738                              $ 9,712
12/04                $12,670                              $10,769
12/05                $12,772                              $11,299
12/06                $14,446                              $13,083
12/07                $15,175                              $13,802
12/08                $ 9,934                              $ 8,695

                            AVERAGE ANNUAL TOTAL RETURN
                        FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                         ONE      FIVE    TEN
                                                         YEAR     YEAR    YEAR
--------------------------------------------------------------------------------
Elfun Trusts                                            -34.53%  -3.28%  -0.07%

S&P 500                                                 -37.00%  -2.19%  -1.39%

                               INVESTMENT PROFILE

 A Fund designed for investors who seek long-term growth of capital and future income rather than current income by investingprimarily in equity securities of
                                U.S. companies.

--------------------------------------------------------------------------------

                         LIPPER PERFORMANCE COMPARISON
                           LARGE CAP GROWTH PEER GROUP

                       BASED ON AVERAGE ANNUAL TOTAL RETURNS
                          FOR THE PERIODS ENDED 12/31/08

                                                          ONE     FIVE    TEN
                                                         YEAR     YEAR   YEAR
Fund's rank in peer group: .........................        59     221      20

Number of Funds in peer group: .....................       803     567     274

Peer group average annual total return: ............    -40.70%  -3.72%  -2.92%

Lipper categories in peer group: Large Cap Growth

--------------------------------------------------------------------------------

                            TOP TEN LARGEST HOLDINGS
                            AS OF DECEMBER 31, 2008
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                              4.50%
--------------------------------------------------------------------------------
Amgen, Inc.                                                                4.39%
--------------------------------------------------------------------------------
Intuit, Inc.                                                               4.31%
--------------------------------------------------------------------------------
Comcast Corp. (Class A)                                                    3.96%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                              3.83%
--------------------------------------------------------------------------------
Liberty Media Corp - Entertainment (Series A)                              3.83%
--------------------------------------------------------------------------------
Western Union Co.                                                          3.69%
--------------------------------------------------------------------------------
Dover Corp.                                                                3.63%
--------------------------------------------------------------------------------
Johnson & Johnson                                                          3.51%
--------------------------------------------------------------------------------
Microsoft Corp.                                                            3.20%
--------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN TRUSTS                         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  ELFUN TRUSTS
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $1,314,084 AS OF DECEMBER 31, 2008.

                                  [PIE CHART]

Information Technology                                                    30.0%
Health Care                                                               18.5%
Consumer Discretionary                                                    17.1%
Financials                                                                13.3%
Energy                                                                     6.6%
Consumer Staples                                                           4.1%
Industrials                                                                3.8%
Materials                                                                  3.6%
Short-Term                                                                 2.0%
Telecommunication Services                                                 1.0%
Other Investments                                                          0.0%*

*     LESS THAN 0.1%

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%+
--------------------------------------------------------------------------------

BEVERAGES -- 3.8%

PepsiCo, Inc. .........................            920,000   $      50,388

BIOTECHNOLOGY -- 6.5%

Amgen, Inc. ...........................          1,000,000          57,750 (a)
Genentech, Inc. .......................            250,000          20,728 (a)
Gilead Sciences, Inc. .................            135,000           6,904 (a)
                                                                    85,382

CAPITAL MARKETS -- 4.6%

Goldman Sachs Group, Inc. .............            225,000          18,987
State Street Corp. ....................          1,050,000          41,297 (e)
                                                                    60,284

CHEMICALS -- 3.1%

Ecolab, Inc. ..........................             74,334           2,613
Monsanto Co. ..........................            550,000          38,693
                                                                    41,306

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%

Iron Mountain, Inc. ...................            500,000   $      12,365 (a)
Stericycle, Inc. ......................             45,000           2,344 (a)
                                                                    14,709

COMMUNICATIONS EQUIPMENT -- 9.2%

Cisco Systems, Inc. ...................          2,550,000          41,565 (a)
Corning Inc. ..........................            520,000           4,956
QUALCOMM Inc. .........................          1,650,000          59,120
Research In Motion Ltd. ...............            360,000          14,609 (a)
                                                                   120,250

DIVERSIFIED FINANCIAL SERVICES -- 2.2%

CME Group Inc. ........................             80,000          16,649
JP Morgan Chase & Co. .................            390,000          12,297
                                                                    28,946

ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 2.1%

Molex Inc. (Class A) ..................          2,150,000          27,843

ENERGY EQUIPMENT & SERVICES -- 4.6%

Schlumberger Ltd. .....................            880,000          37,250
Transocean Ltd. .......................            480,000          22,680 (a)
                                                                    59,930

FOOD PRODUCTS -- 0.3%

McCormick & Company, Inc. .............            110,000           3,505

HEALTHCARE EQUIPMENT & SUPPLIES -- 2.6%

DENTSPLY International, Inc. ..........             60,000           1,694
Medtronic, Inc. .......................          1,020,000          32,048
                                                                    33,742

HEALTHCARE PROVIDERS & SERVICES -- 2.7%

Lincare Holdings, Inc. ................          1,075,000          28,950 (a)
VCA Antech, Inc. ......................            320,000           6,362 (a)
                                                                    35,312

HOTELS RESTAURANTS & LEISURE -- 2.2%

Carnival Corp. ........................          1,160,000          28,211

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TRUSTS                         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INSURANCE -- 5.9%

Aflac Inc. ............................            620,000   $      28,421
Alleghany Corp. .......................             38,641          10,897 (a)
Berkshire Hathaway, Inc. (Class B) ....             12,000          38,568 (a)
                                                                    77,886

INTERNET SOFTWARE & SERVICES -- 1.5%

Baidu.com ADR .........................             30,000           3,917 (a)
eBay, Inc. ............................          1,100,000          15,356 (a)
                                                                    19,273

IT SERVICES -- 8.8%

Automatic Data Processing, Inc. .......            680,000          26,751
Paychex, Inc. .........................          1,280,000          33,638
Visa, Inc. (Class A) ..................            120,000           6,294
Western Union Co. .....................          3,380,000          48,469
                                                                   115,152

MACHINERY -- 3.6%

Dover Corp. ...........................          1,450,000          47,734

MEDIA -- 10.0%

Comcast Corp. (Class A) ...............          3,225,000          52,083
Liberty Global, Inc. (Series C) .......          1,950,000          29,601 (a)
Liberty Media Corp - Entertainment
   (Series A) .........................          2,880,000          50,342 (a)
                                                                   132,026

METALS & MINING -- 0.3%

Allegheny Technologies Inc. ...........            180,000           4,595

OIL, GAS & CONSUMABLE FUELS -- 2.1%

Exxon Mobil Corp. .....................            340,000          27,142

PHARMACEUTICALS -- 6.8%

Abbott Laboratories ...................            480,000          25,618
Bristol-Myers Squibb Co. ..............            750,000          17,438
Johnson & Johnson .....................            770,000          46,069
                                                                    89,125

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%

CB Richard Ellis Group, Inc.
   (Class A) ..........................          1,750,000   $       7,560 (a)

SOFTWARE -- 7.5%

Intuit, Inc. ..........................          2,380,000          56,620 (a)
Microsoft Corp ........................          2,160,000          41,990
                                                                    98,610

SPECIALTY RETAIL -- 4.9%

Bed Bath & Beyond, Inc. ...............          1,300,000          33,046 (a)
Lowe's Companies, Inc. ................          1,470,000          31,634
                                                                    64,680

WIRELESS TELECOMMUNICATION SERVICES -- 1.0%

American Tower Corp. (Class A) ........            450,000          13,194 (a)

TOTAL COMMON STOCK
   (COST $1,362,465) ..................                          1,286,785

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund
   (COST $816) ........................                                449 (k)

TOTAL INVESTMENTS IN SECURITIES
   (COST $1,363,281) ..................                          1,287,234

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%
--------------------------------------------------------------------------------

GE Money Market Fund Institutional
   Class 1.02% ........................                             26,850 (d,q)
   (COST $26,850)

TOTAL INVESTMENTS
   (COST $1,390,131) ..................                          1,314,084

OTHER ASSETS AND LIABILITIES,
   NET -- 0.0%* .......................                                602
                                                             -------------

NET ASSETS -- 100.0% ..................                      $   1,314,686
                                                             =============

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

--------------------------------------------------------------------------------
Elfun Diversified Fund
--------------------------------------------------------------------------------

[PHOTO]
PAUL M. COLONNA

[PHOTO]
RALPH R. LAYMAN

[PHOTO]
THOMAS R. LINCOLN

[PHOTO]
JUDITH A. STUDER

[PHOTO]
DAVID WIEDERECHT

THE ELFUN DIVERSIFIED FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, RALPH R. LAYMAN, THOMAS R. LINCOLN, JUDITH A. STUDER AND DAVID WIEDERECHT. MS. STUDER AND MR. WIEDERECHT ARE BOTH VESTED WITH OVERSIGHT AUTHORITY FOR DETERMINING ASSET ALLOCATIONS FOR THE FUND, WHILE EACH OF THE OTHER PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF THREE SUB-PORTFOLIOS: U.S. EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. A SUB-PORTFOLIO REFERS TO THE PORTION OF THE FUND'S ASSETS THAT ARE ALLOCATED TO, AND MANAGED BY, A PARTICULAR PORTFOLIO MANAGER ON THE FUND'S PORTFOLIO MANAGEMENT TEAM. MR. LINCOLN MANAGES THE U.S. EQUITY PORTION, MR. LAYMAN MANAGES THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF PORTFOLIO MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THIS FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THE FUND'S OBJECTIVES. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 104.

Q. HOW DID THE ELFUN DIVERSIFIED FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Elfun Diversified Fund returned -30.23%. The Fund's broad based benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index), returned -37.00% and 5.24%, respectively. The Fund's Lipper peer group of 684 Mixed Asset Target Allocation Growth funds returned an average of -29.76% for the same period.

Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE AND WHAT MARKET CONDITIONS IMPACTED THE PERFORMANCE OF THE FUND?

A. The performance of the Elfun Diversified Fund for the twelve-month period ended December 31, 2008 was primarily driven by the Fund's overweight in equities, particularly those in the non-U.S. market, its underweight position in fixed income, and an overweight in cash. The Fund benefited from the Tactical Asset Allocation Committee's decision to opportunistically reduce equity exposure with the offset to cash.

      According to the National Bureau of Economic Research, the U.S. economy entered into recession in December of 2007, although the domestic GDP growth rate did not turn negative until the third quarter of 2008. The deepening recession and global credit crunch made 2008 one of the most challenging periods for equity investing in the post-World War II era. The inflation environment was volatile during the year as commodity prices skyrocketed and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The U.S. dollar began to strengthen as oil fell in

--------------------------------------------------------------------------------
                                                                             Q&A
--------------------------------------------------------------------------------

      the second half of the year, and investors sought the relative security of U.S. Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy, and industrials, and into defensive sectors like staples and healthcare. The financials sector retreated amid locked-up credit markets and massive write-downs of poor performing mortgages and mortgage related securities. For the year, investors favored the relative stability of staples (-15.4%) and healthcare (-22.8%) over the collapsed fundamentals in financials (-55.3%) and materials (-45.7%). While the credit crisis battered financials the most, all sectors suffered amid concerns of slowing economic growth and the fragile consumer.

      The global market did not fair any better in 2008, despite massive aid from governments in the form of new capital, lower rates, deposit and loan guarantees, and job stimulus packages, the developed world moved toward its first simultaneous recession (U.S., Japan, & Europe) since World War
      II. As a result, earnings estimates continue to be under severe pressure for further downgrades, challenging the notion that the markets have fallen enough. Massive outflows from equity mutual funds and redemptions from hedge funds led to selling pressure on stocks through much of the year. With a major freeze in the fixed income markets, the equity asset class became the most convenient vehicle for raising liquidity. Within equities, large-cap, widely held stocks were hit disproportionately due to their superior liquidity.

      While investors' equity portfolios were decimated in 2008 by negative returns not seen since the Great Depression, bond portfolios, albeit those not heavily weighted in credit sensitive sectors, produced low but positive total returns. Financial markets remained resilient after the collapse of Bear Stearns in March and its Fed-facilitated buyout by JPMorgan, however, the housing market continued to deteriorate deepening the recession in the second half. Financial markets nearly froze in a credit/liquidity crisis beginning in September after a confluence of events including: the U.S. Treasury placing Fannie Mae and Freddie Mac under conservatorship; Lehman Brothers filing for bankruptcy; and the government bailout of AIG. The Federal Reserve led by Dr. Ben Bernanke and the U.S. Treasury led by Secretary Henry Paulson initiated a number of government programs aimed at stabilizing the financial system including purchase programs for money market assets, consumer loans and mortgages, debt guarantees and the $700B Troubled Assets Relief Program (TARP), which was first designed to buy mortgage-related securities, but has so far been used to inject capital into U.S. banks in exchange for preferred shares and warrants.

      Under such economic circumstances in 2008, the Fund's disciplined growth equity underperformed its benchmark because of a few key drivers. Our underweight in consumer staples hurt relative performance as this sector declined less than the market. Similarly, underweighting diversified telecom companies, which are dividend payers but not classical growth stocks that our process seeks, hurt relative performance in this difficult market environment. Stock selection in energy and industrials also detracted from performance. Partially offsetting these factors was strong stock selection in consumer discretionary, healthcare, and technology.

      Strong stock selection was the primary driver of core value performance. Core value managed to sidestep the worst of the credit crisis within financials, as we avoided the most leveraged and credit sensitive stocks. Our information technology holdings also

--------------------------------------------------------------------------------
Elfun Diversified Fund                                                       Q&A
--------------------------------------------------------------------------------

      boosted relative performance, outperforming both the benchmark sector and the overall market. The Fund achieved the best relative stock selection in computer hardware, IT services, and software. Positive stock selection in the relatively defensive healthcare and consumer staples sector helped limit the Fund's downside this year. Overweighting consumer staples, the best performing S&P 500 sector, also contributed to performance in a very difficult environment. As it became clear that the recession was deepening as the year progressed, we maintained our core value equity positioning in large-cap, high quality companies that we believe have the potential to generate earnings throughout the cycle.

      Mid-cap equity outperformance was achieved by being defensively invested against a backdrop of slowing economic growth and a global financial crisis which began in 2007. In this environment, the positions in consumer staples and regulated utilities contributed positively to performance. We maintained underweighted positions in the financial and consumer discretionary sectors due to ongoing concerns about eroding consumer credit and weakening consumer spending as a result of the contraction in the housing market and rising unemployment. Good stock selection within information technology and our timely decision to reduce exposure to energy stocks at mid-year helped performance.

      International equity underperformance derived from holdings in telecom services, energy, and utilities. Positive attribution came from holdings in materials and consumer staples. Substantially underweight at the start of the year, holdings in the financials sector were steadily increased throughout the period as clarity surrounding survivability became clearer. Materials stocks, especially in metals & mining, were substantially reduced during 2008, as were energy holdings, reflecting concerns about global growth and the unsustainability of high commodity prices. Positions in consumer staples companies, offering stability in an uncertain environment, were increased for their strong cash flows, sustainable dividends, and defensive positioning in the economy.

      The primary drivers of fixed income relative underperformance versus the benchmark were sector allocation and security selection. Exposure to high yield and emerging market debt and an overweight in commercial mortgage-backed securities during the year contributed significantly to the negative return as those sectors significantly underperformed the benchmark. Specific holdings in short maturity securitized assets backed by sub-prime collateral performed poorly over the past year as the housing market continued to deteriorate. On the positive side, duration and yield curve positioning added to relative return. As short-term credit markets seized up in the aftermath of Lehman Brothers' bankruptcy and the announcement of a few money market funds "breaking the buck" in September, corporate and asset-backed commercial paper underperformed significantly.

Q.    WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Earlier in the year, we decreased the Fund's exposure to U.S. large-cap growth equity and increased its exposure to cash. This defensive positioning helped to reduce volatility and preserve capital. Toward the end of the year, we continued to raise cash by reducing exposure to U.S. large-cap growth equity and international equity.

      During the year, we increased diversification in the Fund by divesting out of U.S. large-cap growth equity and into U.S. core value, U.S. mid-cap, core international and emerging markets equities.

--------------------------------------------------------------------------------
Elfun Diversified Fund
--------------------------------------------------------------------------------

                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
--------------------------------------------------------------------------------
                             ACCOUNT VALUE AT    ACCOUNT VALUE      EXPENSES
                             THE BEGINNING OF    AT THE END OF    PAID DURING
                              THE PERIOD ($)    THE PERIOD ($)   THE PERIOD ($)*
--------------------------------------------------------------------------------
Actual Fund Return**             1,000.00           751.40             1.68
Hypothetical 5% Return
   (2.5% for the period)         1,000.00         1,022.97             1.93
--------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.38% (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WAS:
      (-24.86)%.

--------------------------------------------------------------------------------
Elfun Diversified Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                                          Barclays Capital U.S.
        Elfun Diversified Fund       S&P 500 Index        Aggregate Bond Index
12/98         $10,000.00               $10,000.00              $10,000.00
12/99         $11,403.98               $12,106.78              $ 9,917.87
12/00         $12,026.96               $10,994.96              $11,070.93
12/01         $11,698.50               $ 9,685.24              $12,005.70
12/02         $10,628.34               $ 7,544.62              $13,236.89
12/03         $12,894.57               $ 9,712.05              $13,780.19
12/04         $14,015.99               $10,768.85              $14,378.08
12/05         $14,578.92               $11,298.52              $14,727.26
12/06         $16,708.09               $13,082.83              $15,365.50
12/07         $18,168.30               $13,801.80              $16,435.96
12/08         $12,675.60               $ 8,695.43              $17,297.24

                          AVERAGE ANNUAL TOTAL RETURN
                    FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                        ONE      FIVE     TEN
                                                        YEAR     YEAR     YEAR
--------------------------------------------------------------------------------
Elfun Diversified Fund                                -30.23%   -0.34%    2.39%
S&P 500 Index                                         -37.00%   -2.19%   -1.39%
Barclays Capital U.S.
Aggregate Bond Index                                    5.24%    4.65%    5.63%

                               INVESTMENT PROFILE

A Fund designed for investors who seek the highest total return consistent with prudent investment management and the preservation of capital by investing primarily in a combination of U.S. and foreign equity securities and investment-grade debt securities.

--------------------------------------------------------------------------------

                          LIPPER PERFORMANCE COMPARISON
                 MIXED-ASSET TARGET ALLOCATION GROWTH PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/08

                                                        ONE      FIVE     TEN
                                                        YEAR     YEAR     YEAR
Fund's rank in peer group: ........................      369      190      44

Number of Funds in peer group: ....................      684      438     247

Peer group average annual total return: ...........   -29.76%   -0.68%   0.79%

Lipper categories in peer group: Mixed-Asset Target Allocation Growth

--------------------------------------------------------------------------------

                            TOP TEN LARGEST HOLDINGS
                             AS OF DECEMBER 31, 2008
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
Federal National Mortgage Assoc. 5.00%,TBA                                 2.29%
--------------------------------------------------------------------------------
Washington Mutual Master Note Trust 1.23%, 05/15/14                        1.77%
--------------------------------------------------------------------------------
Amgen, Inc.                                                                1.09%
--------------------------------------------------------------------------------
U.S. Treasury Notes 3.63%, 10/31/09                                        0.98%
--------------------------------------------------------------------------------
U.S. Treasury Notes 3.13%, 08/31/13                                        0.94%
--------------------------------------------------------------------------------
U.S. Treasury Bonds 4.50%, 05/15/38                                        0.93%
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                              0.91%
--------------------------------------------------------------------------------
Comcast Corp. (Class A)                                                    0.88%
--------------------------------------------------------------------------------
Federal National Mortgage Assoc. 5.50%, TBA                                0.87%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. 5.50%, TBA                                0.87%
--------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ELFUN DIVERSIFIED FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $201,600 AS OF DECEMBER 31, 2008.

                                   [PIE CHART]

Domestic Equity                                                            32.5%
Bonds and Notes                                                            28.6%
Foreign Equity                                                             19.9%
Short-Term                                                                 18.9%
Other Investments                                                           0.1%

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 33.5%+
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 0.4%

Alliant Techsystems, Inc. .............              3,113   $         267 (a)
Hexcel Corp. ..........................             32,072             237 (a)
Honeywell International, Inc. .........              3,313             109
Rockwell Collins, Inc. ................              4,417             173
                                                                       786

BEVERAGES -- 0.8%

Pepsi Bottling Group, Inc. ............             22,220             500
PepsiCo, Inc. .........................             19,928           1,092
                                                                     1,592

BIOTECHNOLOGY -- 2.6%

Amgen, Inc. ...........................             37,897           2,188 (a)
Amylin Pharmaceuticals, Inc. ..........             10,779             117 (a)
Genentech, Inc. .......................             19,267           1,597 (a)
Gilead Sciences, Inc. .................             18,505             946 (a)
Vertex Pharmaceuticals Inc. ...........              6,402             194 (a)
                                                                     5,042

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.8%

Affiliated Managers Group, Inc. .......              3,875   $         162 (a)
Ameriprise Financial, Inc. ............              8,429             197
Bank of New York Mellon Corp. .........             11,335             321
Charles Schwab Corp. ..................              6,400             104
Goldman Sachs Group, Inc. .............             14,240           1,202
Greenhill & Company, Inc. .............              2,177             152
State Street Corp. ....................             31,554           1,241 (e)
                                                                     3,379

CHEMICALS -- 0.7%

Intrepid Potash, Inc. .................              7,209             150 (a)
Monsanto Co. ..........................             13,048             918
Praxair, Inc. .........................              3,646             216
                                                                     1,284

COMMERCIAL BANKS -- 0.4%

Lloyds TSB Group PLC ADR ..............              4,653              36
SunTrust Banks, Inc. ..................             12,457             368
US Bancorp ............................              5,812             145
Wells Fargo & Co. .....................              7,269             214
Zions Bancorporation ..................              2,548              62
                                                                       825

COMMERCIAL SERVICES & SUPPLIES -- 0.7%

Corrections Corporation
   of America .........................             35,274             577 (a)
Iron Mountain, Inc. ...................             29,102             720 (a)
                                                                     1,297

COMMUNICATIONS EQUIPMENT -- 2.1%

Cisco Systems, Inc. ...................             99,231           1,618 (a)
Corning Inc. ..........................             26,266             251
Harris Corp. ..........................              2,159              82
Juniper Networks, Inc. ................              8,438             148 (a)
QUALCOMM Inc. .........................             51,318           1,839
                                                                     3,938

COMPUTERS & PERIPHERALS -- 0.4%

Dell, Inc. ............................              8,428              86 (a)
Hewlett-Packard Co. ...................              9,765             354
International Business
   Machines Corp. .....................              3,138             264
                                                                       704

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%

Bank of America Corp. .................             14,825   $         209
Citigroup, Inc. .......................             16,278             109
CME Group Inc. ........................              4,015             836
JP Morgan Chase & Co. .................             29,452             929
                                                                     2,083
DIVERSIFIED TELECOMMUNICATION SERVICES
   -- 0.2%

AT&T, Inc. ............................              5,523             157
Verizon Communications, Inc. ..........              9,126             309
                                                                       466
ELECTRIC UTILITIES -- 0.6%

American Electric Power
   Company, Inc. ......................             10,870             362
Edison International ..................              9,649             310
ITC Holdings Corp. ....................              8,323             364
Northeast Utilities ...................              6,677             161
                                                                     1,197
ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 0.3%

Cogent, Inc. ..........................             12,696             172 (a)
Mettler Toledo
   International, Inc. ................              2,516             170 (a)
Molex Inc. (Class A) ..................             16,509             214
                                                                       556
ENERGY EQUIPMENT & SERVICES -- 1.0%

Dresser-Rand Group, Inc. ..............              7,414             128 (a)
Halliburton Co. .......................              8,312             151
HIS, Inc. (Class A) ...................              4,324             162 (a)
Nabors Industries Ltd. ................              2,325              28 (a)
National Oilwell Varco, Inc. ..........              2,499              61 (a)
Schlumberger Ltd. .....................             28,548           1,208
Weatherford International Ltd. ........              8,461              92 (a)
                                                                     1,830
FOOD & STAPLES RETAILING -- 0.1%

Wal-Mart Stores, Inc. .................              3,488             196

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.5%

Archer-Daniels-Midland Co. ............              2,070   $          60
General Mills, Inc. ...................              2,195             133
Kraft Foods, Inc. (Class A) ...........              6,395             172
McCormick & Company, Inc. .............             18,232             581
                                                                       946
HEALTHCARE EQUIPMENT & SUPPLIES -- 1.6%

Boston Scientific Corp. ...............             25,867             200 (a)
Covidien Ltd. .........................              1,502              54
DENTSPLY International, Inc. ..........              7,321             207
Gen-Probe Inc. ........................              3,962             170 (a)
Hologic, Inc. .........................             45,734             598 (a)
Masimo Corp. ..........................             12,864             384 (a)
Medtronic, Inc. .......................             28,831             906
Resmed, Inc. ..........................             16,176             606 (a)
                                                                     3,125
HEALTHCARE PROVIDERS & SERVICES -- 1.1%

Aetna, Inc. ...........................             14,755             421
Cardinal Health, Inc. .................              6,334             218
Catalyst Health Solutions, Inc. .......                634              15 (a)
McKesson Corp. ........................              4,886             189
Psychiatric Solutions, Inc. ...........             11,014             307 (a)
UnitedHealth Group, Inc. ..............             37,770           1,005
                                                                     2,155
HOTELS RESTAURANTS & LEISURE -- 0.4%

Carnival Corp. ........................             19,124             465
Darden Restaurants, Inc. ..............              2,614              74
Life Time Fitness, Inc. ...............              6,494              84 (a)
Penn National Gaming, Inc. ............              4,476              96 (a)
The Cheesecake Factory ................             10,553             107 (a)
                                                                       826
HOUSEHOLD PRODUCTS -- 0.4%

Clorox Co. ............................              6,046             336
Colgate-Palmolive Co. .................                756              52
Kimberly-Clark Corp. ..................              4,938             260
Procter & Gamble Co. ..................              1,568              97
                                                                       745

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.4%

McDermott International, Inc. .........              4,378   $          43 (a)
Textron, Inc. .........................             59,024             819
                                                                       862
INSURANCE -- 1.3%

ACE Ltd. ..............................             13,744             727
AON Corp. .............................              4,883             223
Chubb Corp. ...........................              4,650             237
HCC Insurance Holdings, Inc. ..........             29,360             785
Marsh & McLennan
   Companies, Inc. ....................              2,673              65
MetLife, Inc. .........................              6,102             213
Prudential Financial, Inc. ............                756              23
Travelers Companies, Inc. .............              2,908             131
                                                                     2,404
INTERNET SOFTWARE & SERVICES -- 0.4%

Equinix, Inc. .........................                799              41 (a)
Google, Inc. (Class A) ................              2,058             633 (a)
MercadoLibre, Inc. ....................             10,241             168 (a)
                                                                       842
IT SERVICES -- 1.5%

Affiliated Computer Services,
   Inc. (Class A) .....................              8,526             392 (a)
Cognizant Technology Solutions
   Corp. (Class A) ....................             14,175             256 (a)
DST Systems, Inc. .....................              2,280              87 (a)
Lender Processing
   Services, Inc. .....................              3,155              93
NeuStar, Inc. (Class A) ...............              2,617              50 (a)
Paychex, Inc. .........................             32,884             864
Visa, Inc. (Class A) ..................              2,573             135
Western Union Co. .....................             63,209             906
                                                                     2,783
LIFE SCIENCES TOOLS & SERVICES -- 0.3%

Covance, Inc. .........................              3,211             148 (a)
Illumina, Inc. ........................              4,573             119 (a)
Thermo Fisher Scientific, Inc. ........              9,982             340 (a)
                                                                       607

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
MACHINERY -- 0.5%

Deere & Co. ...........................              5,291   $         203
Eaton Corp. ...........................              2,790             139
Harsco Corp. ..........................              8,047             223
ITT Corp. .............................              6,532             300
Joy Global, Inc. ......................              5,283             121
                                                                       986
MEDIA -- 2.2%

Comcast Corp. (Class A) ...............            109,996           1,776
Liberty Global, Inc. (Series C) .......             22,349             339 (a)
Liberty Media Corp -
   Entertainment (Series A) ...........             31,533             551 (a)
Omnicom Group, Inc. ...................             26,962             726
Regal Entertainment Group
   (Class A) ..........................             17,632             180
The Walt Disney Co. ...................              4,825             109
Time Warner, Inc. .....................             36,039             363
Viacom, Inc. (Class B) ................              5,229             100 (a)
                                                                     4,144
METALS & MINING -- 0.3%

Allegheny Technologies Inc. ...........             17,419             445
Freeport-McMoRan
   Copper & Gold, Inc. ................              3,720              91
                                                                       536
MULTILINE RETAIL -- 0.3%

Kohl's Corp. ..........................             10,548             382 (a)
Target Corp. ..........................              6,046             209
                                                                       591
MULTI-UTILITIES -- 0.3%

Dominion Resources, Inc. ..............              9,299             333
DTE Energy Co. ........................              3,616             129
SCANA Corp. ...........................              4,411             157
                                                                       619
OIL, GAS & CONSUMABLE FUELS -- 1.8%

Apache Corp. ..........................              3,398             253
Chevron Corp. .........................                872              64
ConocoPhillips ........................                988              51

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Devon Energy Corp. ....................              2,500   $         164
Exxon Mobil Corp. .....................             18,007           1,437
Hess Corp. ............................              3,592             193
Marathon Oil Corp. ....................             29,127             796
Occidental Petroleum Corp. ............              1,163              70
Peabody Energy Corp. ..................              3,850              88
Southwestern Energy Co. ...............              8,850             256 (a)
Valero Energy Corp. ...................              3,369              73
                                                                     3,445
PERSONAL PRODUCTS -- 0.5%

Alberto-Culver Co. ....................             30,835            756
The Estee Lauder Cos. Inc.
   (Class A) ..........................              9,154             283
                                                                     1,039
PHARMACEUTICALS -- 1.4%

Abbott Laboratories ...................             17,726             946
Bristol-Myers Squibb Co. ..............             22,206             516
Johnson & Johnson .....................              1,279              77
Merck & Company, Inc. .................              4,534             138
Pfizer, Inc. ..........................             32,551             576
Wyeth .................................             10,288             386
                                                                     2,639
PROFESSIONAL SERVICES -- 0.1%

Monster Worldwide, Inc. ...............             13,023             157 (a)

REAL ESTATE INVESTMENT TRUSTS (REITS)
 -- 0.1%

Douglas Emmett, Inc. (REIT) ...........              8,001             104

REAL ESTATE MANAGEMENT &
   DEVELOPMENT -- 0.1%

CB Richard Ellis Group, Inc.
   (Class A) ..........................             52,856             228 (a)

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- 1.0%

Analog Devices, Inc. ..................              3,894              74
Hittite Microwave Corp. ...............              7,683             226 (a)
Intel Corp. ...........................             67,966             997
Kla-Tencor Corp. ......................              3,315              72
Lam Research Corp. ....................              5,813             124 (a)

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Marvell Technology
   Group Ltd. .........................             20,193   $         135 (a)
MEMC Electronic
   Materials, Inc. ....................              3,141              45 (a)
Microchip Technology Inc. .............              3,234              63
National Semiconductor Corp. ..........              5,521              56
Texas Instruments Inc. ................             12,381             192
                                                                     1,984

SOFTWARE -- 1.7%

Activision Blizzard, Inc. .............             27,525             238 (a)
Blackboard, Inc. ......................              4,690             123 (a)
Citrix Systems, Inc. ..................              8,689             205 (a)
Intuit, Inc. ..........................             29,532             703 (a)
Macrovision Solutions Corp. ...........             22,945             290 (a)
Microsoft Corp. .......................             78,944           1,534
Oracle Corp. ..........................             10,461             185 (a)
                                                                     3,278

SPECIALTY RETAIL -- 1.1%

Bed Bath & Beyond, Inc. ...............             49,045           1,246 (a)
Lowe's Companies, Inc. ................             27,660             596
O'Reilly Automotive, Inc. .............             10,331             318 (a)
                                                                     2,160

TEXTILES APPAREL & LUXURY GOODS -- 0.1%

Coach, Inc. ...........................              8,004             166 (a)

TOBACCO -- 0.1%

Altria Group, Inc. ....................              7,554             114

WATER UTILITIES -- 0.1%

American Water Works
   Company, Inc. ......................             10,972             229

WIRELESS TELECOMMUNICATION SERVICES
   -- 0.7%

American Tower Corp.
   (Class A) ..........................              7,821             229 (a)
NII Holdings, Inc. (Class B) ..........             49,854             906 (a)
Syniverse Holdings, Inc. ..............             10,126             121 (a)
                                                                     1,256

TOTAL DOMESTIC EQUITY
   (COST $91,120) .....................                             64,145

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
------------------------------------------------------------------------------
FOREIGN EQUITY -- 21.0%
------------------------------------------------------------------------------

COMMON STOCK -- 20.9%

AEROSPACE & DEFENSE -- 0.3%

CAE, Inc. .............................             72,461   $         475
Elbit Systems Ltd. ....................              1,373              63
                                                                       538

AUTOMOBILES -- 0.2%

Toyota Motor Corp. ....................             12,330             395

BEVERAGES -- 0.3%

Coca-Cola Icecek AS (Class C) .........              6,986              29
Diageo PLC ............................             42,714             590
                                                                       619

BIOTECHNOLOGY -- 0.0%*

WuXi PharmaTech
   Cayman, Inc. ADR ...................              2,083              17 (a)

CAPITAL MARKETS -- 0.5%

Credit Suisse Group AG (Regd.) ........              5,500             147
Egyptian Financial Group-
   Hermes Holding .....................              7,037              22
Nomura Holdings, Inc. .................             90,668             729
Woori Investment & Securities
   Company Ltd. .......................              3,140              31
                                                                       929

CHEMICALS -- 0.7%

Israel Chemicals Ltd. .................              2,308              16
Linde AG ..............................              4,376             364
Makhteshim-Agan
   Industries Ltd. ....................              9,484              31
Potash Corporation of
   Saskatchewan .......................              2,633             191
Sinofert Holdings Ltd. ................            120,000              58
Sociedad Quimica y Minera
   de Chile S.A. ADR (Series B) .......                787              19
Syngenta AG ...........................              1,443             272
Taiwan Fertilizer Company Ltd. ........             21,000              33
Toray Industries Inc. .................             69,837             348
                                                                     1,332

------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.7%

Akbank TAS ............................             21,443   $          66
Banco do Brasil S.A. ..................              6,900              43
Banco Santander Chile S.A. ADR ........              1,802              63
Banco Santander S.A. (Regd.) ..........             85,784             805
Bank of Yokohama Ltd. .................             48,605             279
BNP Paribas ...........................             14,285             601
China Construction Bank Corp. .........             33,000              18
China Merchants Bank
   Company Ltd. .......................             22,500              42
Credit Agricole S.A. ..................             30,864             343
Grupo Financiero Banorte
   SAB de C.V. ........................             24,443              44
ICICI Bank Ltd. .......................             12,521             115
Industrial & Commercial
   Bank of China ......................            115,199              61
Intesa Sanpaolo S.p.A. ................            100,918             356
KB Financial Group Inc. ...............              7,187             192 (a)
Lloyds TSB Group PLC ..................            302,351             548
Metropolitan Bank & Trust .............             56,600              27
Mitsubishi UFJ Financial
   Group, Inc. ........................            140,738             852
Royal Bank of Scotland
   Group PLC ..........................            359,113             255
Siam Commercial Bank PCL ..............             35,300              50
Standard Bank Group Ltd. ..............              3,800              34
State Bank of India Ltd. ..............              1,672              44
Sumitomo Mitsui Financial
   Group Inc. .........................                 26             108
UniCredit S.p.A .......................             47,675             116
Woori Finance Holdings
   Company Ltd. .......................              2,900              15 (a)
                                                                     5,077

COMMERCIAL SERVICES & SUPPLIES -- 0.5%

Brambles Ltd. .........................            108,244             560
Group 4 Securicor PLC .................             54,668             155
Group 4 Securicor PLC .................             57,339             169
                                                                       884

COMMUNICATIONS EQUIPMENT -- 0.8%

Nokia Oyj .............................             34,429             531
Research In Motion Ltd. ...............             22,873             928 (a)
ZTE Corp. .............................              9,528              25
                                                                     1,484

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES          VALUE
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.0%*

Asustek Computer Inc. .................             23,093   $          26

CONSTRUCTION & ENGINEERING -- 0.4%

ACS Actividades de Construccion
   y Servicios S.A. ...................              1,988              90
China Communications
   Construction Company Ltd. ..........             49,000              60
China State Construction
   International Holdings Ltd. ........             88,781              15
Doosan Heavy Industries and
   Construction Company Ltd. ..........                500              25 (a)
Empresas ICA SAB de C.V. ..............             10,870              18 (a)
IVRCL Infrastructures &
   Projects Ltd. ......................              5,050              15
Larsen & Toubro Ltd. ..................             12,423             197
Vinci S.A. ............................              6,467             270
                                                                       690

DIVERSIFIED TELECOMMUNICATION
   SERVICES -- 0.3%

France Telecom S.A. ...................              9,175             255
Hellenic Telecommunications
   Organization S.A. ..................              4,408              73
Singapore Telecommunications
   Ltd. ...............................            106,254             188
Telekom Malaysia Bhd ..................             42,400              38
Telekomunikasi Indonesia
   Tbk PT (Series B) ..................             63,000              40
Telenor ASA ...........................              5,336              35
                                                                       629
ELECTRIC UTILITIES -- 0.3%

E.ON AG ...............................             14,923             590

ELECTRICAL EQUIPMENT -- 0.4%

ABB Ltd. (Regd.) ......................             25,100             367
ABB Ltd. ADR ..........................             13,953             209
Alstom S.A. ...........................              1,814             106
China High Speed Transmission
   Equipment Group
   Company Ltd. .......................             40,660              49
Zhuzhou CSR Times Electric
   Company Ltd. .......................             29,604              24
                                                                       755

------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 0.1%

Byd Company Ltd. ......................              1,273   $           2
Delta Electronics Inc. ................             26,761              52
HON HAI Precision Industry
   Company Ltd. .......................             13,950              27
Nidec Corp. ...........................              1,458              55
                                                                       136
ENERGY EQUIPMENT & SERVICES -- 0.7%

Saipem S.p.A. .........................             12,731             209
Tesco Corp. ...........................              9,057              65 (a)
Transocean Ltd. .......................             23,883           1,129 (a)
                                                                     1,403

FOOD & STAPLES RETAILING -- 0.5%

Metro AG ..............................              8,864             352
Shinsegae Company Ltd. ................                 60              23 (a)
Tesco PLC .............................            110,941             574
                                                                       949

FOOD PRODUCTS -- 1.4%

Groupe Danone .........................             15,438             927
IOI Corp. .............................             39,000              40
Nestle India Ltd. .....................              1,302              39
Nestle S.A. (Regd.) ...................             33,648           1,315
Nestle S.A. ADR .......................              5,057             201
Perdigao S.A. .........................              2,700              34
Uni-President Enterprises Corp. .......            104,000              92
Want Want China Holdings Ltd. .........             99,462              41
                                                                     2,689

HEALTHCARE EQUIPMENT &
   SUPPLIES -- 0.3%

Cie Generale d'Optique Essilor
   International S.A. .................             11,135             520

HEALTHCARE PROVIDERS &
   SERVICES -- 0.0%*

Diagnosticos da America S.A. ..........              4,069              39

HOTELS RESTAURANTS & LEISURE -- 0.0%*

AGTech Holdings Ltd. ..................            256,000               3 (a)
Alsea SAB de C.V. .....................             35,761              16 (a)
China Travel International Inv. .......            223,010              43
                                                                        62

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.0%*

Urbi Desarrollos Urbanos
   SAB DE C.V. ........................             12,439   $          17 (a)

HOUSEHOLD PRODUCTS -- 0.4%

Reckitt Benckiser Group PLC ...........             17,909             664

INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS -- 0.0%*

Energy Development Corp. ..............            374,000              15
Huaneng Power
   International, Inc. ................             44,000              32
                                                                        47

INDUSTRIAL CONGLOMERATES -- 0.6%

Koninklijke Philips
   Electronics N.V. ...................             24,191             465
Murray & Roberts
   Holdings Ltd. ......................              7,563              39
Orkla ASA .............................              7,459              48
Siemens AG (Regd.) ....................              7,133             522
                                                                     1,074

INSURANCE -- 0.8%

AXA S.A. ..............................             11,350             250
China Life Insurance
   Company Ltd. .......................             14,091              43
Prudential PLC ........................             61,244             367
Samsung Fire & Marine
   Insurance Company Ltd. .............                340              51
Sony Financial Holdings Inc. ..........                210             783
                                                                     1,494

INTERNET SOFTWARE & SERVICES -- 0.1%

Baidu.com ADR .........................              1,256             164 (a)
Sohu.com, Inc. ........................                242              11 (a)
                                                                       175

MACHINERY -- 0.2%

China South Locomotive and
   Rolling Stock Corp. ................             43,417              24 (a)
Hyunjin Materials
   Company Ltd. .......................              2,089              36 (a)

------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
------------------------------------------------------------------------------
Mitsubishi Heavy
   Industries Ltd. ....................             77,000   $         336
Sandvik AB ............................              3,889              24
                                                                       420

MEDIA -- 0.3%

Focus Media Holding Ltd. ADR ..........              5,970              54 (a)
Vivendi ...............................             15,333             496
                                                                       550

METALS & MINING -- 0.8%

Anglo Platinum Ltd. ...................                562              31
Barrick Gold Corp. ....................             11,218             412
BHP Billiton PLC ......................             22,677             422
Cia Vale do Rio Doce ADR ..............             22,935             244
Harmony Gold Mining
   Company Ltd. ADR ...................              5,362              59 (a)
Polymetal GDR .........................              9,500              43 (b)
POSCO .................................                130              39
Rio Tinto PLC (Regd.) .................              3,527              76
Sumitomo Metal
   Industries Ltd. ....................            123,004             294
                                                                     1,620

MULTI-UTILITIES -- 0.8%

GDF Suez ..............................              9,810             482
National Grid PLC .....................             30,621             301
RWE AG ................................              1,321             117
Veolia Environnement ..................             23,417             723
                                                                     1,623

OIL, GAS & CONSUMABLE FUELS -- 1.2%

BG Group PLC ..........................             30,003             413
BP PLC ................................             19,518             148
Cameco Corp. ..........................              3,315              57
China Petroleum &
   Chemical Corp. .....................             83,743              51
China Shenhua Energy
   Company Ltd. .......................             19,500              41
CNOOC Ltd. ............................             34,000              32
Gazprom OAO ADR .......................              6,612              95
LUKOIL ADR ............................                167               5
Paladin Energy Ltd. ...................             91,625             158 (a)
PetroChina Company Ltd. ...............             30,000              26
Petroleo Brasileiro S.A. ADR ..........             12,695             259

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Reliance Industries Ltd. .....................         722   $          18
Reliance Industries Ltd. GDR .................         797              41 (b)
Suncor Energy, Inc. ..........................      15,438             301
Total S.A. ...................................      12,727             688
                                                                     2,333

PAPER & FOREST PRODUCTS -- 0.0%*

China Grand Forestry Green
   Resources Group Ltd. ......................     283,519              12 (a)

PERSONAL PRODUCTS -- 0.4%

Shiseido Company Ltd. ........................      41,294             831

PHARMACEUTICALS -- 1.6%
Bayer AG .....................................      10,337             597
Novartis AG (Regd.) ..........................      14,089             698
Ranbaxy Laboratories Ltd. ....................       9,813              51
Roche Holding AG .............................       9,436           1,441
Teva Pharmaceutical
   Industries Ltd. ADR .......................       4,561             194
Yuhan Corp. ..................................         163              28 (a)
                                                                     3,009

PROFESSIONAL SERVICES -- 0.1%
Capita Group PLC .............................      15,656             166

REAL ESTATE INVESTMENT TRUSTS
   (REITS) -- 0.1%

Unibail-Rodamco (REIT) .......................       1,170             173

REAL ESTATE MANAGEMENT &
   DEVELOPMENT -- 0.5%

CapitaLand Ltd. ..............................      65,000             140
Franshion Properties
   China Ltd. ................................      68,508              19
Hung Poo Real Estate
Development Corp. ............................      71,480              52
Mitsubishi Estate
   Company Ltd. ..............................      34,982             558
Sumitomo Realty & Development
   Company Ltd. ..............................       4,000              58
Sun Hung Kai Properties Ltd. .................      13,177             110
                                                                       937

ROAD & RAIL -- 0.4%

East Japan Railway Co. .......................         109             828

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- 0.5%

ASM Pacific Technology Ltd. ..................       7,000   $          23
MediaTek Inc. ................................       5,070              34
Samsung Electronics
   Company Ltd. ..............................         850             305
Taiwan Semiconductor
   Manufacturing Company Ltd. ................     321,442             435
Taiwan Semiconductor
   Manufacturing Company
   Ltd. ADR ..................................      17,437             138
                                                                       935

SOFTWARE -- 0.3%

Nintendo Company Ltd. ........................       1,500             558

SPECIALTY RETAIL -- 0.0%*

Hennes & Mauritz AB (Series B) ...............         843              33

TEXTILES APPAREL & LUXURY GOODS -- 0.2%

Adidas AG ....................................       8,132             307
Swatch Group AG ..............................         306              42
                                                                       349

TOBACCO -- 0.1%

ITC Ltd. .....................................      25,128              89

WATER UTILITIES -- 0.0%*

Pan Asia Environmental
   Protection Group Ltd. .....................     126,000              16

WIRELESS TELECOMMUNICATION
   SERVICES -- 1.1%

America Movil SAB de C.V.
   ADR (Series L) ............................       9,127             283
Bharti Airtel Ltd. ...........................       5,427              79 (a)
China Mobile Ltd. ............................       9,000              90
Egyptian Co for Mobile Services ..............       1,314              35
MTN Group Ltd. ...............................      44,908             527
Orascom Telecom
   Holding SAE GDR ...........................       1,032              28
Philippine Long Distance
   Telephone Co. .............................         570              25
Turkcell Iletisim Hizmet AS ..................       1,801              10

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF SHARES           VALUE
--------------------------------------------------------------------------------
Turkcell Iletisim Hizmet AS ADR ..............       3,816   $          56
Vodafone Group PLC ...........................     453,820             907
Vodafone Group PLC ADR .......................       5,231             107
                                                                     2,147

TOTAL COMMON STOCK
   (COST $60,704) ............................                      39,863

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------

COMMERCIAL BANKS

Banco Itau Holding
   Financeira S.A. ...........................       2,980              33

MEDIA

NET Servicos de
   Comunicacao S.A. ..........................       4,100              23 (a)

METALS & MINING

Cia Vale do Rio Doce .........................       5,115              52

OIL, GAS & CONSUMABLE FUELS

Petroleo Brasileiro S.A. .....................       4,982              49

ROAD & RAIL

All America Latina
   Logistica S.A. ............................      15,600              67

WIRELESS TELECOMMUNICATION SERVICES

Vivo Participacoes S.A. ......................       2,072              25

TOTAL PREFERRED STOCK
   (COST $496) ...............................                         249

--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------

COMMERCIAL BANKS

Lloyds TSB Group PLC
   (COST $0) .......................... ......     121,585              -- (a)

TOTAL FOREIGN EQUITY
   (COST $61,200) ..................... ......                      40,112

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 30.1%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 4.6%

U.S. Treasury Bonds
4.38%     02/15/38 ...........................     $   541      $      725
4.50%     05/15/38 ...........................       1,367           1,866
U.S. Treasury Notes
1.25%     11/30/10 ...........................          45              45
2.00%     11/30/13 ...........................         815             836
3.13%     08/31/13 ...........................       1,751           1,888
3.50%     02/15/18 ...........................          22              24
3.63%     10/31/09 ...........................       1,916           1,966 (h)
3.75%     11/15/18 ...........................         657             743
4.00%     08/15/18 ...........................         512             591
4.50%     11/15/10 - 05/15/17 ................          88             102
4.63%     11/15/09 ...........................          55              57
                                                                     8,843

FEDERAL AGENCIES -- 3.0%(v)

Federal Home Loan Banks
5.00%     11/17/17 ...........................         200             229
Federal Home Loan
   Mortgage Corp.
4.13%     12/21/12 - 09/27/13 ................       1,324           1,421
4.88%     02/09/10 ...........................         960           1,000
5.13%     11/17/17 ...........................       1,100           1,275
Federal National
   Mortgage Assoc.
3.63%     02/12/13 ...........................         334             353
3.88%     07/12/13 ...........................       1,346           1,428
                                                                     5,706

AGENCY MORTGAGE BACKED -- 10.4% (v)

Federal Home Loan Mortgage Corp.
4.50%     06/01/33 - 02/01/35 ................         123             126 (h)
5.00%     07/01/35 - 10/01/35 ................         677             692 (h)
5.50%     05/01/20 - 03/01/38 ................         507             520 (h)
6.00%     04/01/17 - 11/01/37 ................         898             929 (h)
6.50%     01/01/27 - 07/01/36 ................         228             239 (h)
7.00%     10/01/16 - 08/01/36 ................          86              91 (h)
7.50%     11/01/09 - 09/01/33 ................          30              31 (h)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
8.00%     07/01/26 - 11/01/30 ................   $       7   $       8 (h)
8.50%     04/01/30 - 05/01/30 ................          27          29 (h)
5.50%     TBA ................................       1,715       1,755 (c)
Federal National Mortgage Assoc.
4.00%     05/01/19 - 06/01/19 ................          99         100 (h)
4.50%     05/01/18 - 02/01/35 ................         538         548 (h)
4.50%     02/01/20 ...........................          16          16 (h,r)
5.00%     07/01/20 - 08/01/35 ................         563         577 (h)
5.25%     04/01/37 ...........................          75          77 (i)
5.47%     04/01/37 ...........................           5           5 (i)
5.50%     04/01/14 - 04/01/38 ................         705         729 (h)
5.50%     04/01/37 ...........................          69          70 (i)
5.50%     06/01/20 ...........................          17          18 (h,r)
5.52%     04/01/37 ...........................          27          28 (i)
5.54%     04/01/37 ...........................          66          67 (i)
5.57%     04/01/37 ...........................          80          82 (i)
5.62%     03/01/37 ...........................           6           6 (i)
5.67%     05/01/37 ...........................          50          51 (i)
5.69%     04/01/37 ...........................          59          60 (i)
5.71%     04/01/37 ...........................          30          31 (i)
6.00%     02/01/14 - 03/01/38 ................       1,133       1,171 (h)
6.00%     12/01/34 - 01/01/35 ................          86          90 (h,r)
6.01%     10/01/37 ...........................          97         100 (i)
6.50%     12/01/14 - 08/01/36 ................         917         952 (h)
6.50%     10/01/34 - 12/01/09 ................          33          36 (h,r)
7.00%     01/01/16 - 06/01/36 ................         220         233 (h)
7.50%     12/01/09 - 03/01/34 ................          61          63 (h)
8.00%     12/01/11 - 11/01/33 ................          63          65 (h)
8.50%     05/01/31 ...........................           4           4 (h)
9.00%     06/01/09 - 12/01/22 ................          16          17 (h)
4.50%     TBA ................................         985         997 (c)
5.00%     TBA ................................       4,506       4,608 (c)
5.50%     TBA ................................       1,709       1,756 (c)
6.50%     TBA ................................         490         509 (c)
7.00%     TBA ................................         150         157 (c)
Government National Mortgage Assoc.
4.50%     08/15/33 - 09/15/34 ................         183         187 (h)
5.00%     08/15/33 ...........................          48          49 (h,r)
6.00%     04/15/30 - 09/15/36 ................          78          80 (h)
6.50%     06/15/24 - 07/15/36 ................          97         101 (h)
6.50%     06/15/34 ...........................          18          19 (h,r)
7.00%     03/15/12 - 10/15/36 ................          84          87 (h)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
7.00%     06/15/34 ...........................   $      10   $      11 (h,r)
7.50%     07/15/23 - 04/15/28 ................          40          43 (h)
8.00%     05/15/30 ...........................           2           2 (h)
8.50%     10/15/17 ...........................          34          36 (h)
9.00%     11/15/16 - 12/15/21 ................          32          35 (h)
5.50%     TBA ................................       1,520       1,565 (c)
                                                                19,858

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%(v)

Collateralized Mortgage
   Obligation Trust (Class B)
13.38%    11/01/18 ...........................           2           2 (d,f,h)
Federal Home Loan Mortgage Corp.
4.50%     11/15/13 - 03/15/19 ................         203          11 (g,h,t)
5.00%     04/15/14 - 12/01/34 ................       1,219         119 (g,h,t)
5.00%     05/15/38 ...........................          51          49
5.29%     06/15/36 ...........................       1,060          85 (g,i,t)
5.46%     05/15/36 - 11/15/36 ................         455          41 (g,i,t)
5.50%     04/15/17 - 06/15/33 ................         183          22 (g,h,t)
5.56%     05/15/37 ...........................         230          20 (g,i,t)
5.81%     02/15/38 ...........................         236          21 (g,i,t)
6.11%     09/15/35 ...........................         187          21 (g,i,t)
7.50%     01/15/16 ...........................           9          10 (h)
7.50%     07/15/27 ...........................          34           5 (g,h,t)
8.00%     04/15/20 ...........................           1           1 (h)
8.00%     02/01/23 - 07/01/24 ................           6           2 (g,h,t)
8.56%     12/15/33 ...........................          50          46 (h,i)
18.98%    11/15/37 ...........................         132         115 (d,f)
55.02%    09/25/43 ...........................         436           2 (d,g,h,t)
Federal Home Loan Mortgage STRIPS
5.44%     08/01/27 ...........................           1           1 (d,f,h)
Federal National Mortgage Assoc.
1.19%     12/25/42 ...........................         113           4 (g,h,i,t)
4.00%     02/25/28 ...........................           4           4 (h)
4.50%     05/25/18 ...........................          36           2 (g,h,t)
4.75%     11/25/14 ...........................          28           1 (g,h,t)
5.00%     02/25/32 ...........................         179          20 (g,h,t)
5.00%     10/25/35 - 08/25/38 ................         137         136
6.03%     04/25/38 ...........................         278          21 (g,i,t)
7.03%     05/25/18 ...........................         632          65 (g,h,i,t)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT    VALUE
--------------------------------------------------------------------------------
7.13%   09/25/42 ................................   $     307   $   39 (g,h,i,t)
7.23%   08/25/16 ................................          24        1 (g,h,i,t)
Federal National Mortgage
   Assoc. (Class 1)
4.50%   09/01/35 - 01/01/36 .....................         382       62 (g,t)
5.00%   05/25/38 ................................         129       20 (g,t)
Federal National Mortgage
   Assoc. (Class 2)
5.00%   09/01/33 - 03/25/38 .....................         463       56 (g,t)
5.50%   12/01/33 ................................          45        5 (g,t)
Federal National Mortgage
   Assoc. REMIC
4.50%** 11/25/13 ................................          10       -- (g,h,t)
5.00%   10/25/22 ................................          47        3 (g,h,t)
15.57%  03/25/31 ................................          82       89 (h,i)
Federal National Mortgage Assoc.
   REMIC (Class B)
3.03%   12/25/22 ................................           3        2 (d,f,h)
Federal National Mortgage
   Assoc. STRIPS (Class 2)
4.50%   08/01/35 ................................         127       20 (g,t)
5.00%   08/01/34 ................................       1,375      163 (g,t)
7.50%   11/01/23 ................................          76       14 (g,h,t)
8.00%   08/01/23 - 07/01/24 .....................          13        2 (g,h,t)
8.50%** 03/01/17 - 07/25/22 .....................           5       -- (g,h,t)
9.00%   05/25/22 ................................           3        1 (g,h,t)
                                                                 1,303

ASSET BACKED -- 2.1%

Bear Stearns Asset Backed
   Securities Trust (Class A)
1.77%   01/25/34 ................................          13        9 (d,h,i)
Capital Auto Receivables Asset
   Trust (Class A)
1.98%   01/15/10 ................................          90       88 (b,i)
Carmax Auto Owner Trust
4.35%   03/15/10 ................................          13       13 (h)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
1.90%   03/25/32 ................................          21       13 (d,h,i)
Countrywide Asset-Backed
   Certificates
1.83%   05/25/33 ................................           5        4 (d,h,i)

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT    VALUE
--------------------------------------------------------------------------------
Countrywide Asset-Backed
   Certificates (Class A)
1.13%   04/25/32 ................................   $      18   $   12 (h,i)
Fleet Home Equity Loan Trust
   (Class A)
1.70%   01/20/33 ................................          12        7 (h,i)
Ford Credit Floorplan Master
   Owner Trust (Class A)
1.38%   06/15/11 ................................         300      290 (i)
Mid-State Trust
7.54%   07/01/35 ................................          11       10 (h,r)
Peco Energy Transition Trust
6.52%   12/31/10 ................................          45       45 (h)
Residential Asset Mortgage
   Products Inc.
1.64%   03/25/34 ................................           1        1 (d,h)
Residential Asset Mortgage
   Products Inc. (Class A)
1.03%   06/25/32 ................................          20       14 (h,i)
Residential Asset Securities Corp.
1.90%   07/25/32 ................................           6        3 (d,h)
Residential Asset Securities
   Corp. (Class A)
4.16%   07/25/30 ................................           7        7 (h,i)
Washington Mutual Master
   Note Trust
1.23%   05/15/14 ................................       5,000    3,562 (h,i,r)
Wells Fargo Home Equity Trust
3.97%   05/25/34 ................................          22       21 (h,i)
                                                                 4,099

CORPORATE NOTES -- 7.2%

Abbott Laboratories
5.88%   05/15/16 ................................         100      108
AES Ironwood LLC
8.86%   11/30/25 ................................         110       96 (h)
American Electric Power
   Company, Inc. (Series C)
5.38%   03/15/10 ................................         340      338 (h)
American Railcar Industries, Inc.
7.50%   03/01/14 ................................          25       16 (h)
ARAMARK Corp.
8.50%   02/01/15 ................................         130      118
ArcelorMittal USA
6.50%   04/15/14 ................................          23       16

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT    VALUE
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.
6.45%   01/15/38 ................................   $     103   $  104
Arizona Public Service Co.
6.25%   08/01/16 ................................          80       64 (h)
AT&T, Inc.
5.60%   05/15/18 ................................          48       49
6.40%   05/15/38 ................................          26       28
6.70%   11/15/13 ................................          84       89
BAC Capital Trust VI
5.63%   03/08/35 ................................          80       67 (h)
Baker Hughes Inc.
7.50%   11/15/18 ................................          48       53
Banco Mercantil del Norte S.A.
6.14%   10/13/16 ................................         210      135 (b,h,i)
Bank of America Corp.
4.88%   01/15/13 ................................          15       15
5.75%   12/01/17 ................................         215      215
8.00%   12/29/49 ................................         107       77 (i)
Bear Stearns Companies Inc.
5.85%   07/19/10 ................................         250      253
BellSouth Corp.
6.55%   06/15/34 ................................          75       76 (h)
Berkshire Hathaway
   Finance Corp.
5.00%   08/15/13 ................................         163      166
Bristol-Myers Squibb Co.
5.45%   05/01/18 ................................          62       64
5.88%   11/15/36 ................................          60       64 (h)
Cargill Inc.
5.20%   01/22/13 ................................         465      426 (b)
6.00%   11/27/17 ................................           1        1 (b)
Carolina Power & Light Co.
5.15%   04/01/15 ................................          40       40 (h)
5.70%   04/01/35 ................................          20       20 (h)
6.13%   09/15/33 ................................          35       37 (h)
Cellco Partnership
7.38%   11/15/13 ................................          58       61 (b)
Century Aluminum Co.
7.50%   08/15/14 ................................         131       75
Chesapeake Energy Corp.
7.25%   12/15/18 ................................         129      101
Citigroup, Inc.
6.13%   11/21/17 ................................          65       66
6.50%   08/19/13 ................................         206      208

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT    VALUE
--------------------------------------------------------------------------------
Clarendon Alumina
   Production Ltd.
8.50%   11/16/21 ................................   $     100   $   59 (b,h)
CME Group Inc.
5.40%   08/01/13 ................................         129      128
Community Health Systems, Inc.
8.88%   07/15/15 ................................         130      120
Consolidated Edison Company
   of New York, Inc.
5.85%   04/01/18 ................................          55       55
Constellation Brands, Inc.
7.25%   05/15/17 ................................         129      122
COX Communications Inc.
7.13%   10/01/12 ................................          17       16 (h)
7.75%   11/01/10 ................................          70       69 (h)
Credit Suisse
6.00%   02/15/18 ................................         128      118
CSC Holdings Inc.
8.50%   06/15/15 ................................         129      114 (b)
CSX Transportation, Inc.
9.75%   06/15/20 ................................           8        9 (h)
CVS/Caremark Corp.
5.75%   06/01/17 ................................          94       87
Diageo Capital PLC
5.20%   01/30/13 ................................          47       46
Dominion Resources, Inc.
6.30%   09/30/66 ................................         278      125 (h,i)
Dover Corp.
6.50%   02/15/11 ................................          55       56 (h)
DP World Ltd.
6.85%   07/02/37 ................................         200      103 (b)
Duke Energy Carolinas LLC
5.38%   01/01/09 ................................          60       60 (h)
Duke Realty LP
6.25%   05/15/13 ................................          39       27
Dynegy Holdings, Inc.
7.50%   06/01/15 ................................         130       91
Echostar DBS Corp.
7.75%   05/31/15 ................................         129      110
EI Du Pont de Nemours & Co.
4.88%   04/30/14 ................................          60       59 (h)
6.00%   07/15/18 ................................          82       86
Empresa Energetica de Sergipe/
   S.A. de Eletrificacao da Paraiba
10.50%  07/19/13 ................................          27       24 (b,h)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT    VALUE
--------------------------------------------------------------------------------
EOG Resources, Inc.
6.88%   10/01/18 ................................   $     271   $  296
Ford Motor Credit Company LLC
7.88%   06/15/10 ................................         129      103
General Dynamics Corp.
5.25%   02/01/14 ................................          73       75
GlaxoSmithKline Capital Inc.
4.85%   05/15/13 ................................          39       39
6.38%   05/15/38 ................................          72       81
Goldman Sachs Group, Inc.
5.25%   10/15/13 ................................         204      187
6.15%   04/01/18 ................................         118      113
GTE Corp.
7.51%   04/01/09 ................................          55       55 (h)
Harrah's Operating Company Inc.
10.00%  12/15/18 ................................          22        8 (b)
10.75%  02/01/16 ................................          97       28 (b)
HCA Inc.
9.25%   11/15/16 ................................         130      119
Hewlett-Packard Co.
5.50%   03/01/18 ................................          45       45
Hexion US Finance Corp.
9.75%   11/15/14 ................................         128       36
Honeywell International, Inc.
5.30%   03/01/18 ................................          46       47
Host Hotels & Resorts LP (REIT)
6.38%   03/15/15 ................................         198      148
HSBC Bank USA N.A.
4.63%   04/01/14 ................................         100       93
HSBC Capital Funding LP
   (Series 1)
9.55%   12/29/49 ................................          57       45 (b,h,i)
HSBC Finance Corp.
6.75%   05/15/11 ................................          50       50
IIRSA Norte Finance Ltd.
8.75%   05/30/24 ................................         117       84 (b,h)
Independencia International Ltd.
9.88%   05/15/15 ................................          24       13 (b)
ING Capital Funding TR III
8.44%   12/29/49 ................................          95       48 (i)
ING Groep N.V.
5.78%   12/29/49 ................................         156       67 (i)
Ingersoll-Rand Global Holding
   Company Ltd.
6.88%   08/15/18 ................................          34       33

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT    VALUE
--------------------------------------------------------------------------------
Intergen N.V.
9.00%   06/30/17 ................................   $     435   $  357 (b)
International Business
   Machines Corp.
7.63%   10/15/18 ................................         100      120
Iron Mountain, Inc.
8.00%   06/15/20 ................................         130      104
John Deere Capital Corp.
4.50%   04/03/13 ................................          44       42
Johnson & Johnson
5.85%   07/15/38 ................................         104      126
JP Morgan Chase & Co.
6.40%   05/15/38 ................................          78       92
7.00%   11/15/09 ................................         110      111 (h)
JPMorgan Chase Bank
5.88%   06/13/16 ................................          75       75
Kellogg Co.
5.13%   12/03/12 ................................          48       48
Kimberly-Clark Corp.
7.50%   11/01/18 ................................          28       33
Kraft Foods, Inc.
6.75%   02/19/14 ................................          28       29
LyondellBasell Industries AF SCA
8.38%   08/15/15 ................................         125        3 (b)
Markel Corp.
7.35%   08/15/34 ................................          32       22 (h)
McDonald's Corp.
5.80%   10/15/17 ................................         254      272
Mediacom LLC / Mediacom
   Capital Corp.
9.50%   01/15/13 ................................         145      109 (h)
MetLife, Inc. (Series A)
6.82%   08/15/18 ................................         154      147
Metropolitan Life Global
   Funding I
4.25%   07/30/09 ................................         105      103 (b,h)
Midamerican Energy
   Holdings Co.
6.13%   04/01/36 ................................          55       51 (h)
Mizuho Financial Group
   Cayman Ltd.
8.38%   12/29/49 ................................          95       89
Morgan Stanley
5.05%   01/21/11 ................................         415      399

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
Munich Re America Corp.
 (Series B)
7.45%  12/15/26 .....................   $         55   $          58 (h)
New York Life Global Funding
5.38%  09/15/13 .....................             55              54 (b)
NGPL PipeCo LLC
7.12%  12/15/17 .....................            259             233 (b)
Norfolk Southern Corp.
8.63%  05/15/10 .....................            100             101 (h)
Northern States Power
6.25%  06/01/36 .....................             30              32 (h)
NorthWestern Corp.
5.88%  11/01/14 .....................            100              92 (h)
NRG Energy, Inc.
7.38%  02/01/16 .....................            130             121
OPTI Canada Inc.
8.25%  12/15/14 .....................             75              40
Oracle Corp.
5.75%  04/15/18 .....................             18              19
Pacific Gas & Electric Co.
5.80%  03/01/37 .....................            120             124
Pemex Finance Ltd.
9.03%  02/15/11 .....................             36              37 (h)
Pemex Project Funding
  Master Trust
5.75%  03/01/18 .....................             20              18 (b)
7.88%  02/01/09 .....................             28              28
PepsiCo, Inc.
5.00%  06/01/18 .....................            114             118
7.90%  11/01/18 .....................             40              49
Pitney Bowes, Inc.
3.88%  06/15/13 .....................             43              41
Potomac Edison Co.
5.35%  11/15/14 .....................             40              35 (h)
Potomac Electric Power Co.
7.90%  12/15/38 .....................             21              23
President and Fellows of
  Harvard College
5.00%  01/15/14 .....................            100             103 (b)
Procter & Gamble Co.
4.60%  01/15/14 .....................             56              59
5.50% 02/01/34 ......................             28              29
Public Service Company
  of Colorado
7.88%  10/01/12 .....................             95             100 (h)

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
Puget Sound Energy, Inc.
  (Series A)
6.97%  06/01/67 .....................   $        120   $          54 (i)
Rogers Communications, Inc.
6.80%  08/15/18 .....................            104             105
Royal Bank of Scotland
  Group PLC
5.00%  10/01/14 .....................             39              33 (h)
Sabine Pass LNG LP
7.25%  11/30/13 .....................             60              44
7.50%  11/30/16 .....................             40              29
Safeway, Inc.
6.25%  03/15/14 .....................             16              16
Security Benefit Life Insurance
8.75%  05/15/16 .....................             60              44 (b,u)
Southern California Edison Co.
5.50%  08/15/18 .....................             52              54
Sprint Capital Corp.
7.63%  01/30/11 .....................             83              69
Standard Chartered Bank
  Hong Kong Ltd.
4.38%  12/03/14 .....................             90              81
Telecom Italia Capital S.A.
6.20%  07/18/11 .....................             99              88
Telefonica Emisiones SAU
5.86%  02/04/13 .....................            375             365
6.22%  07/03/17 .....................             77              76
Tenneco, Inc.
8.63%  11/15/14 .....................            129              49
The Travelers Companies, Inc.
5.80%  05/15/18 .....................             34              33
Thomson Reuters Corp.
5.95%  07/15/13 .....................             26              24
TIAA Global Markets Inc.
4.95%  07/15/13 .....................            169             167 (b)
Time Warner Cable, Inc.
6.20%  07/01/13 .....................            188             178
6.75%  07/01/18 .....................             78              75
8.75%  02/14/19 .....................             86              94
TransCanada Pipelines Ltd.
6.50%  08/15/18 .....................             73              72
Transocean, Inc.
6.00%  03/15/18 .....................             68              62
UBS Preferred Funding Trust I
8.62%   10/29/49 ....................             70              42 (i)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
United Technologies Corp.
6.13%  07/15/38 .....................   $         20   $          22
Verizon Communications, Inc.
6.90%  04/15/38 .....................             52              59
8.75%  11/01/18 .....................             70              82
Verizon Global Funding Corp.
7.25%  12/01/10 .....................            105             110
Verizon Pennsylvania, Inc.
8.35%  12/15/30 .....................             40              39 (h)
8.75%  08/15/31 .....................             55              55 (h)
Walgreen Co.
4.88%  08/01/13 .....................            138             142
Wal-Mart Stores, Inc.
5.80%  02/15/18 .....................            214             237
Wells Fargo & Co.
5.63%  12/11/17 .....................            125             130
Westar Energy, Inc.
7.13%  08/01/09 .....................            150             149 (h)
Westlake Chemical Corp.
6.63%  01/15/16 .....................            122              71 (h)
Wyeth
5.50%  03/15/13 .....................            156             159
XTO Energy, Inc.
6.38%  06/15/38 .....................             34              30
6.50%  12/15/18 .....................             68              66
                                                              13,794

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.9%

Banc of America Commercial
  Mortgage Inc.
5.32%  09/10/47 .....................             87              71 (h)
Banc of America Commercial
  Mortgage Inc. (Class A)
5.49%  02/10/51 .....................            250             183
Banc of America Commercial
  Mortgage Inc. (Class C)
5.70%  04/10/49 .....................            100              18 (i,r)
Banc of America Funding Corp.
5.72%  03/20/36 .....................             49               9 (h,i,r)
5.76%  02/20/36 .....................             99              22 (h,i,r)
Banc of America Mortgage
  Securities Inc. (Class B)
5.35%  01/25/36 .....................             50              12 (h,i)

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
Bear Stearns Commercial
  Mortgage Securities
5.41%  03/11/39 .....................   $         39   $          34 (h,i)
5.48%  10/12/41 .....................            145             118 (h)
5.53%  10/12/41 .....................            145             101 (h)
5.71%  06/11/40 .....................             80              62
6.02%  02/14/31 .....................             28              28 (h,i)
Bear Stearns Commercial
  Mortgage Securities (Class A)
5.92%  06/11/50 .....................            135              67
Bear Stearns Commercial
  Mortgage Securities (Class D)
5.99%  09/11/42 .....................             20               3 (i,r)
Citigroup Commercial
  Mortgage Trust
5.70%  12/10/49 .....................             90              68 (i)
6.10%  12/10/49 .....................             20              15
Commercial Mortgage Loan Trust
6.02%  12/10/49 .....................            140             101
Countrywide Alternative Loan Trust
5.97%**  05/25/36 ...................             24              -- (h,i,r)
6.00%  03/25/36 - 08/25/36 ..........             96               2 (h,r)
Countrywide Alternative Loan
  Trust (Class B)
6.00%  05/25/36 - 08/25/36 ..........             44               1 (h,r)
Credit Suisse Mortgage
  Capital Certificates
5.47%  09/15/39 .....................            128              94 (h)
Credit Suisse Mortgage Capital
  Certificates (Class C)
5.65% 02/25/36 ......................             24               4 (h,i,r)
CS First Boston Mortgage
  Securities Corp.
5.25%  08/25/34 .....................             32              29 (h)
5.34%  10/25/35 .....................             44               6 (h,i,r)
15.81%  07/15/37 ....................          1,101              16 (d,h,r)
GMAC Commercial Mortgage
  Securities Inc. (Class X)
15.72%  12/10/41 ....................          1,623              19 (d,h,r)
Greenwich Capital Commercial
  Funding Corp.
5.12%  04/10/37 .....................             90              82 (h)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
Indymac INDA Mortgage
  Loan Trust
5.15%  01/25/36 .....................   $        100   $           1 (h,i,r)
Indymac INDA Mortgage Loan
  Trust (Class B)
5.15%  01/25/36 .....................            100              47 (h,i,r)
JP Morgan Chase Commercial
  Mortgage Securities Corp.
1.11%  01/12/39 .....................            903              15 (d,h,r)
5.44%  06/12/47 .....................             90              65
5.72%  02/15/51 .....................            120              84
6.07%  02/12/51 .....................            150             106
6.20%  02/12/51 .....................             30               5 (i,r)
6.47%  11/15/35 .....................             64              62 (h)
LB-UBS Commercial
  Mortgage Trust
4.06%  09/15/27 .....................             86              84 (h,i)
5.86%  07/15/40 .....................             70              50 (i)
6.23%  03/15/26 .....................             23              23 (h)
15.64%  01/18/12 ....................          1,378              19 (d,h,r)
24.89%  01/15/36 ....................            478              15 (d,h,r)
26.09%  03/15/36 ....................          1,053              18 (d,h,r)
27.04%  02/15/40 ....................          1,236              14 (d,h,r)
LB-UBS Commercial Mortgage
  Trust (Class B)
6.65%  07/14/16 .....................             26              24 (b,h)
LB-UBS Commercial Mortgage
  Trust (Class F)
6.24%  07/15/40 .....................             50               8 (i,r)
LB-UBS Commercial Mortgage
  Trust (Class X)
27.91%  12/15/39 ....................          1,067              10 (d,h,r)
MASTR Alternative Loans Trust
5.00%  08/25/18 .....................             41               4 (g,h,t)
Merrill Lynch Mortgage Trust
  (Class A)
5.61%  05/12/39 .....................            300             258 (h,i)
MLCC Mortgage Investors Inc.
5.38%**  02/25/36 ...................             50              -- (h,i)
Morgan Stanley Capital I
5.28%  12/15/43 .....................             58              48 (h)
5.33%  12/15/43 .....................             58              44 (h)
5.39%  11/12/41 .....................            162              46 (h,i)
5.44%  02/12/44 .....................            500             342 (b)

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
5.45%  02/12/44 .....................   $         30   $          22 (i)
5.69%  04/15/49 .....................            300             225 (i)
5.71%  07/12/44 .....................            100              72 (h)
5.88%  06/11/49 .....................            100                74
6.53%  03/15/31 .....................              8               8 (h,i)
Morgan Stanley Capital I (Class A)
5.36%  02/12/44 .....................             74              59
5.81%  12/12/49 .....................             40              30
Morgan Stanley Dean Witter
  Capital I
7.20%  10/15/33 .....................            161             160 (h)
Nomura Asset Securities Corp.
  (Class A)
6.59%   03/15/30 ....................              9               9 (h)
Opteum Mortgage
  Acceptance Corp.
1.70%   02/25/35 ....................            167             146 (d,h)
Residential Accredit Loans Inc.
6.00%  01/25/36 .....................            240              15 (h,r)
Residential Asset Securitization
  Trust (Class A)
1.80%  05/25/35 .....................             80              41 (d,h,r)
Structured Asset Securities Corp.
  (Class X)
2.13%**  02/25/28 ...................             63              -- (i,r)
Wachovia Bank Commercial
  Mortgage Trust (Class A)
5.42%  01/15/45 .....................            120              94 (i)
Wells Fargo Mortgage Backed
  Securities Trust
5.50%  01/25/36 - 03/25/36 ..........            196              45 (h)
                                                               3,557
SOVEREIGN BONDS -- 0.2%

Government of Brazil
   8.00%  01/15/18 ..................             39              44
Government of Canada
   7.50%  09/15/29 ..................             90             128
Government of Colombia
   7.38%  09/18/37 ..................            100              98
Government of Manitoba Canada
   4.90%  12/06/16 ..................             60              66 (h)
Government of Pakistan
   6.75%   02/19/09 .................             65              62

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               PRINCIPAL
                                                  AMOUNT       VALUE
--------------------------------------------------------------------------------
Government of Panama
6.70%      01/26/36 ......................   $        55   $      49
Government of Venezuela
5.38%      08/07/10 ......................            26          20
9.00%      05/07/23 ......................            31          13
                                                                 480

TOTAL BONDS AND NOTES
   (COST $61,598) ........................                    57,640

                                                  NUMBER
                                               OF SHARES       VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.7%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund .............................        20,346         257 (p)
Industrial Select Sector
   SPDR Fund .............................        45,334       1,064 (p)
iShares MSCI Emerging Markets
   Index Fund ............................         2,771          69 (s)

TOTAL EXCHANGE TRADED FUNDS
   (COST $2,025) .........................                     1,390

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.1%
--------------------------------------------------------------------------------

GEI Investment Fund
   (COST $367) ...........................                       202 (k)

TOTAL INVESTMENTS IN SECURITIES
   (COST $216,310) .......................                   163,489

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 19.9%
--------------------------------------------------------------------------------

GE Money Market Fund
   Institutional Class
1.02% ....................................                    38,111 (d,q)
   (COST $38,111)

TOTAL INVESTMENTS
   (COST $254,421) ..........................                201,600

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (5.3)% ............................                (10,253)
                                                           ---------

NET ASSETS -- 100.0%                                       $ 191,347
                                                           =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at December 31, 2008:

                               NUMBER      CURRENT     UNREALIZED
                 EXPIRATION      OF       NOTIONAL   APPRECIATION/
DESCRIPTION         DATE      CONTRACTS    VALUE     DEPRECIATION
------------------------------------------------------------------
DJ Euro Stoxx
   50 Index
   Futures       March 2009       4       $    136       $  --

FTSE 100 Index
   Futures       March 2009       1             63           2

S&P 500 Index
   Futures       March 2009       1             45          --

S&P Midcap
   400 Emini
   Index
   Futures       March 2009       4            107           1

Topix Index
   Futures       March 2009       1             95           4

2 Yr. U.S.
   Treasury
   Notes
   Futures       March 2009      27          5,888          39
                                                         -----
                                                         $  46
                                                         =====

The Elfun Diversified Fund had the following Short futures contracts open at December 31, 2008:

                                NUMBER    CURRENT     UNREALIZED
                 EXPIRATION       OF      NOTIONAL   APPRECIATION/
DESCRIPTION         DATE      CONTRACTS    VALUE     DEPRECIATION
------------------------------------------------------------------
10 Yr. U.S.
   Treasury
   Notes
   Futures       March 2009       3       $ (377)        $  5
                                                         ----
                                                         $ 51
                                                         ====

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

The Elfun Diversified Fund was invested in the following Coun-tries at December 31, 2008:

COUNTRY                                       PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
United States                                                             79.42%
Japan                                                                      3.48%
France                                                                     2.89%
Switzerland                                                                2.89%
United Kingdom                                                             2.85%
Germany                                                                    1.41%
Canada                                                                     1.36%
China                                                                      0.53%
Spain                                                                      0.48%
Brazil                                                                     0.47%
Taiwan                                                                     0.44%
South Korea                                                                0.37%
Australia                                                                  0.36%
South Africa                                                               0.34%
India                                                                      0.34%
Italy                                                                      0.34%
Netherlands                                                                0.26%
Finland                                                                    0.26%
Mexico                                                                     0.26%
Singapore                                                                  0.16%
Israel                                                                     0.15%
Hong Kong                                                                  0.11%
Turkey                                                                     0.08%
Denmark                                                                    0.08%
Russia                                                                     0.07%
Colombia                                                                   0.05%
Luxembourg                                                                 0.05%
Egypt                                                                      0.04%
Peru                                                                       0.04%
Norway                                                                     0.04%
Chile                                                                      0.04%
Malaysia                                                                   0.04%
Greece                                                                     0.04%
Philippines                                                                0.03%
Cayman Islands                                                             0.03%
Pakistan                                                                   0.03%
Jamaica                                                                    0.03%
Sweden                                                                     0.03%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thailand                                                                   0.03%
Panama                                                                     0.02%
Indonesia                                                                  0.02%
Bermuda                                                                    0.02%
Venezuela                                                                  0.02%
                                                                         -------
                                                                         100.00%
                                                                         =======

The Elfun Diversified Fund was invested in the following Sectors at December 31, 2008:

SECTOR                                        PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Short-Term                                                                18.90%
Agency Mortgage Backed                                                     9.85%
Corporate Notes                                                            6.84%
U.S. Treasuries                                                            4.39%
Commercial Banks                                                           2.94%
Oil, Gas & Consumable Fuels                                                2.89%
Federal Agencies                                                           2.83%
Pharmaceuticals                                                            2.80%
Communications Equipment                                                   2.69%
Biotechnology                                                              2.51%
Media                                                                      2.34%
Capital Markets                                                            2.14%
Asset Backed                                                               2.03%
Insurance                                                                  1.93%
Software                                                                   1.90%
Healthcare Equipment & Supplies                                            1.81%
Food Products                                                              1.80%
Non-Agency Collateralized Mortgage Obligations                             1.76%
Wireless Telecommunication Services                                        1.70%
Energy Equipment & Services                                                1.60%
Semiconductors & Semiconductor Equipment                                   1.45%
IT Services                                                                1.38%
Chemicals                                                                  1.30%
Multi-Utilities                                                            1.11%
Beverages                                                                  1.10%
Metals & Mining                                                            1.10%
Healthcare Providers & Services                                            1.09%
Specialty Retail                                                           1.09%
Commercial Services & Supplies                                             1.08%
Diversified Financial Services                                             1.03%

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND               (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Industrial Conglomerates                                                   0.96%
Personal Products                                                          0.93%
Electric Utilities                                                         0.89%
Household Products                                                         0.70%
Machinery                                                                  0.70%
Miscellaneous                                                              0.69%
Aerospace & Defense                                                        0.66%
Agency Collateralized Mortgage Obligations                                 0.65%
Real Estate Management & Development                                       0.58%
Food & Staples Retailing                                                   0.57%
Diversified Telecommunication Services                                     0.54%
Internet Software & Services                                               0.51%
Road & Rail                                                                0.44%
Hotels Restaurants & Leisure                                               0.44%
Electrical Equipment                                                       0.37%
Computers & Peripherals                                                    0.36%
Electronic Equipment, Instruments & Components                             0.34%
Construction & Engineering                                                 0.34%
Life Sciences Tools & Services                                             0.30%
Multiline Retail                                                           0.29%
Textiles Apparel & Luxury Goods                                            0.26%
Sovereign Bonds                                                            0.24%
Automobiles                                                                0.20%
Professional Services                                                      0.16%
Real Estate Investment Trusts (Reits)                                      0.14%
Water Utilities                                                            0.12%
Tobacco                                                                    0.10%
Other Investments                                                          0.10%
Independent Power Producers & Energy
   Traders                                                                 0.02%
Household Durables                                                         0.01%
Paper & Forest Products                                                    0.01%
                                                                         -------
                                                                         100.00%
                                                                         =======

-----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

--------------------------------------------------------------------------------
Elfun Tax-Exempt Income Fund
--------------------------------------------------------------------------------

[PHOTO]
MICHAEL J. CAUFIELD

THE ELFUN TAX-EXEMPT INCOME FUND IS MANAGED BY MICHAEL J. CAUFIELD. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 104.

Q. HOW DID THE ELFUN TAX-EXEMPT INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Elfun-Tax-Exempt Fund returned -2.51%. The Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond Index), the Fund's benchmark, returned -2.47% and the Fund's Lipper peer group of 228 General Municipal Bond funds returned an average of -9.09% for the same period.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The de-leveraging of the municipal bond market which began in mid-August of 2007, continued to wreak havoc throughout this year, contributing to unprecedented volatility. The unraveling of the short-term municipal auction rate and variable rate demand markets in early 2008 was a key variable which dislocated the market and was largely responsible for a trend which shifted capital away from the long term municipal market, impacting liquidity and driving yields sharply higher. Balance sheet considerations became apparent as dealers reallocated resources to support their growing short-term responsibilities, limiting their commitment to the secondary market. Over the last six months of 2008, liquidity became the dominating theme as banking industry turmoil spread throughout all credit markets. The collapse of Bear Stearns, the bankruptcy of Lehman Brothers, the sale of Merrill Lynch and the departure of UBS from the municipal bond market contributed to market instability, which crippled market flows and drove yields to historic spreads during the fourth quarter. Municipal bonds dramatically underperformed treasuries throughout the yield curve as relationships were de-linked by a flight to quality in treasuries and a combination of excessive supply and disruptions in liquidity.

Q. WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008 AND HOW WAS THE FUND POSITIONED WITH RESPECT TO ECONOMIC CONDITIONS?

A. The overriding factor in the U.S. economy over the last twelve months has been the de-leveraging of global fixed income markets and the subsequent erosion of confidence throughout the financial system. The general lack of liquidity contributed to chaos in the lending markets and an eventual rise in interest rates. The municipal bond market along with most fixed income markets struggled with liquidity issues brought on by concerns over institutional counterparty risk. The

--------------------------------------------------------------------------------
                                                                             Q&A
--------------------------------------------------------------------------------

      consolidation of several municipal bond dealers, driven by the need to secure additional operating capital, further limited available liquidity and set the stage for yields to trend higher.

      The municipal market was severely impacted by widening credit spreads, which began with the financial distress experienced by the monoline insurance industry. The crisis came to a head in late October as credit spreads increased by over 200 bps over the course of a week, bringing the market to a transactional standstill. Mutual fund redemptions, primarily in the high yield area further exacerbated limited liquidity, which quickly spread, depressing values throughout the entire municipal spectrum. Our portfolio, while impacted, avoided the substantial loss of value experienced by the majority of its peers as over 95% of the Fund's holdings were rated A or better. The Fund also benefited from its laddered approach to curve positioning, and defensive coupon structure, which contributed to consistent returns during the most volatile periods. With 78% of assets invested twenty-five years and shorter, and an average maturity of approximately 15 years, the Fund was sufficiently positioned to survive an abrupt move to a higher interest rate environment during the second half of 2008. In accordance with our long-term approach, the Fund maintained its investment discipline, emphasizing credit quality, geographic diversity and income in a challenging market.

--------------------------------------------------------------------------------
Elfun Tax-Exempt Income Fund
--------------------------------------------------------------------------------

                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
--------------------------------------------------------------------------------
                           ACCOUNT VALUE AT   ACCOUNT VALUE        EXPENSES
                           THE BEGINNING OF   AT THE END OF       PAID DURING
                            THE PERIOD ($)    THE PERIOD ($)    THE PERIOD ($)*
--------------------------------------------------------------------------------
Actual Fund Return**           1,000.00            971.07            0.64

Hypothetical 5% Return
   (2.5% for the period)       1,000.00          1,024.19            0.66
--------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.13% (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WAS:
      (-2.89)%.

--------------------------------------------------------------------------------
Elfun Tax-Exempt Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                        Barclays Capital U.S. Municipal Bond
        Elfun Tax-Exempt Income Fund                   Index
12/98              $10,000                            $10,000
12/99              $ 9,698                            $ 9,794
12/00              $10,898                            $10,939
12/01              $11,411                            $11,499
12/02              $12,519                            $12,604
12/03              $13,138                            $13,274
12/04              $13,728                            $13,868
12/05              $14,227                            $14,356
12/06              $14,915                            $15,051
12/07              $15,356                            $15,557
12/08              $14,971                            $15,172

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                        ONE      FIVE     TEN
                                                        YEAR     YEAR     YEAR
--------------------------------------------------------------------------------
Elfun Tax-Exempt Income Fund                           -2.51%    2.65%    4.12%
Barclays Capital U.S. Municipal Bond Index             -2.47%    2.71%    4.26%

                               INVESTMENT PROFILE

   A Fund designed for investors who seek as high a level of current interest income exempt from federal income taxation as is available from concentration of investment in municipal bonds consistent with prudent investment management and the preservation of capital by investing primarily in investment-grade municipal securities. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund's income is exempt from both regular federal income taxes and the federal alternative minimum tax.

--------------------------------------------------------------------------------

                          LIPPER PERFORMANCE COMPARISON
                     GENERAL MUNICIPAL DEBT FUNDS PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/08

                                                        ONE      FIVE      TEN
                                                        YEAR     YEAR     YEAR
Fund's rank in peer group: .......................        38       11         5

Number of Funds in peer group: ...................       228      199       146

Peer group average annual total return: ..........     -9.09%    0.53%     2.44%

Lipper categories in peer group: General Municipal Debt

--------------------------------------------------------------------------------

                                 QUALITY RATINGS
                             AS OF DECEMBER 31, 2008
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
MOODY'S/S&P/                                                      PERCENTAGE OF
FITCH RATING*                                                      MARKET VALUE
--------------------------------------------------------------------------------
Aaa/AAA                                                               33.84%
--------------------------------------------------------------------------------
Aa/AA                                                                 42.21%
--------------------------------------------------------------------------------
A/A                                                                   19.32%
--------------------------------------------------------------------------------
Below A                                                                4.63%
--------------------------------------------------------------------------------

* MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          ELFUN TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $1,607,145 AS OF DECEMBER 31, 2008.

                                   [PIE CHART]

Water & Sewer                                                             17.5%
Hospital                                                                  16.7%
General Obligation                                                        14.9%
Education                                                                 14.7%
Transportation                                                            14.2%
Utilities                                                                  9.5%
Lease                                                                      5.8%
Resource & Other                                                           3.3%
Short-Term                                                                 2.9%
Housing                                                                    0.5%
Other Investments                                                          0.0%*

*     LESS THAN 0.1%

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.1%+
--------------------------------------------------------------------------------
ALABAMA -- 2.0%

Alabama Public School & College
   Authority (Series D)
5.75%   08/01/13 ......................          $   5,000   $       5,170
Alabama Water Pollution Control
Authority (Series A)
   (AMBAC Insured)
4.75%   08/15/21 ......................              5,000           4,736 (n)
City of Birmingham (Series B)
5.25%   06/01/24 ......................              2,240           2,302 (m)
City of Birmingham (Series C)
5.25%   05/01/17 ......................              3,395           3,609
East Alabama Health Care
   Authority (Series B)
5.00%   09/01/33 ......................              5,500           5,220
Montgomery BMC Special Care
   Facilities Financing Authority
   (Series A) (MBIA Insured)
5.00%   11/15/20 ......................              8,375           9,302 (m,n)

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
Montgomery Medical
   Clinic Board
5.25%   03/01/31 ......................          $   3,000   $       1,863
                                                                    32,202
ALASKA -- 0.2%

City of Anchorage (MBIA Insured)
6.50%   12/01/10 ......................              2,825           3,023 (n)

ARIZONA -- 2.8%

Arizona Health Facilities
   Authority (Series D)
5.38%   01/01/32 ......................              3,000           2,510
Arizona State Transportation Board
5.00%   07/01/19 ......................              5,345           5,722
Arizona State University
   (FSA Insured)
5.25%   07/01/15 ......................              5,000           5,423 (n)
City of Phoenix (Series B)
5.00%   07/01/19 ......................              5,000           5,443
Glendale Western Loop 101
   Public Facilites Corp. (Series B)
6.25%   07/01/38 ......................             10,000          10,021
Maricopa County Industrial
   Development Authority
5.50%   07/01/26 ......................              7,500           6,270
Maricopa County Stadium
   District (AMBAC Insured)
5.38%   06/01/16 ......................              2,145           2,291 (n)
Phoenix Civic Improvement
   Corp. (MBIA Insured)
5.50%   07/01/23 ......................              7,260           7,828 (n)
                                                                    45,508

CALIFORNIA -- 6.1%

Abag Finance Authority for
   Nonprofit Corporations
5.00%   12/01/37 ......................              7,940           5,813
Bay Area Toll Authority (Series F)
5.00%   04/01/31 ......................             10,000           9,414
California Health Facilities
   Financing Authority (Series A)
5.25%   11/15/46 ......................             10,000           7,775

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
California Health Facilities
   Financing Authority/CA
   (Series C)
6.50%   10/01/33 ......................          $   3,500   $       3,487
Chino Basin Regional Financing
   Authority (Series A)
   (AMBAC Insured)
5.00%   11/01/38 ......................              4,000           3,545 (n)
Coast Community College
   District (FSA Insured)
5.52%   08/01/33 ......................              8,750           6,397 (d,n)
Foothill-De Anza Community
   College District (Series A)
   (AMBAC Insured)
4.50%   08/01/31 ......................              5,000           4,359 (n)
Los Angeles Department
   of Airports
5.00%   05/15/29 ......................              4,430           3,881
Los Angeles Department of
   Water & Power
   (AMBAC Insured)
5.00%   07/01/32 ......................              5,000           4,651 (n)
Los Angeles Department of
   Water & Power (Series A)
   (AMBAC Insured)
5.00%   07/01/37 ......................              5,000           4,585 (n)
San Diego Unified School District
   (Series E) (FSA Insured)
5.25%   07/01/17 ......................              8,795           9,616 (n)
San Francisco Bay Area Transit
   Financing Authority (Series B)
5.00%   08/01/27 ......................              5,000           5,052
San Francisco City & County
   Airports Commission
5.25%   05/01/26 ......................              3,000           2,755
State of California
5.00%   08/01/28 ......................             25,000          21,722
University of California
   (AMBAC Insured)
5.00%   05/15/34 ......................              2,225           1,942 (n)
University of California
   (Series A) (AMBAC Insured)
5.00%   05/15/34 ......................              3,775           4,221 (m,n)
                                                                    99,215

--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------
COLORADO -- 1.3%

Colorado Health Facilities
   Authority
5.25%   11/15/27 ......................          $   6,465   $       5,462
Colorado Water Resources &
   Power Development
   Authority (Series A)
5.25%   09/01/17 ......................              5,880           6,240
E-470 Public Highway Authority
   (Series A) (MBIA Insured)
5.75%   09/01/35 ......................              4,000           4,257 (m,n)
University of Colorado Hospital
   Authority (Series A)
5.25%   11/15/39 ......................              9,000           5,430
                                                                    21,389

CONNECTICUT -- 2.2%

Connecticut State Health &
   Educational Facility Authority
   (Series Z)
5.00%   07/01/42 ......................             10,000           9,715
Mashantucket Western Pequot
   Tribe (Series A)
6.50%   09/01/31 ......................              5,000           3,392 (b)
Mashantucket Western Pequot
   Tribe (Series B)
5.70%   09/01/12 ......................              2,500           2,259 (b)
5.75%   09/01/18 ......................              9,500           7,210 (b)
South Central Regional Water
   Authority Water System
   Revenue (MBIA Insured)
5.00%   08/01/27 ......................              3,000           2,950 (n)
State of Connecticut (Series A)
5.00%   11/01/26 ......................             10,000          10,015
                                                                    35,541

DISTRICT OF COLUMBIA -- 1.3%

District of Columbia
5.50%   04/01/36 ......................             15,000          13,864
District of Columbia
   (MBIA Insured)
5.75%   09/15/20 ......................              5,000           5,111 (n)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------
District of Columbia Water &
   Sewer Authority (Series A)
5.00%                                   10/01/34 ..........   $   3,000   $     2,730
                                                                               21,705

FLORIDA -- 3.8%

Brevard County Health
   Facilities Authority
5.00%                                   04/01/34 ..........       6,000         3,735
City of Tampa FL (Series A)
5.00%                                   10/01/26 ..........       5,000         4,982
County of Seminole
5.00%                                   10/01/25 ..........       8,195         8,040
Florida State Board of Education
   (Series B)
5.38%                                   06/01/16 ..........       7,000         7,529
Florida State Board of Education
   (Series D)
4.50%                                   06/01/21 ..........       5,000         4,944
Hillsborough County Industrial
   Development Authority
   (Series A)
5.00%                                   10/01/18 ..........       5,000         4,376
5.25%                                   10/01/24 ..........       5,500         4,459
Hillsborough County Industrial
   Development Authority
   (Series B)
5.25%                                   10/01/15 ..........       5,130         4,844
Jacksonville Econonomic
   Development Commission
   (Series A)
5.50%                                   11/15/36 ..........       5,000         4,272
North Broward Hospital District
5.70%                                   01/15/16 ..........       1,915         2,082 (m)
Orlando Utilities Commission
5.00%                                   10/01/19 ..........       3,000         3,159
South Miami Health
   Facilities Authority
5.25%                                   11/15/33 ..........       6,380         7,163 (m)
Tampa Bay Water Regional
   Water Supply Authority
5.00%                                   10/01/38 ..........       3,000         2,697
                                                                               62,282

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
GEORGIA -- 5.9%

City of Atlanta (FSA Insured)
5.75%                                   11/01/27 ..........   $   5,000   $     5,005 (n)
City of Atlanta (Series B)
   (FSA Insured)
5.25%                                   01/01/33 ..........       4,000         3,674 (n)
City of Augusta (FSA Insured)
5.25%                                   10/01/34 ..........       8,500         8,381 (n)
County of Athens-Clarke GA
5.50%                                   01/01/38 ..........       7,000         7,027
County of Fulton GA
   (MBIA Insured)
5.00%                                   01/01/30 ..........       5,000         4,666 (n)
5.25%                                   01/01/35 ..........      10,500        10,368 (n)
De Kalb County Ga
5.00%                                   10/01/28 ..........       6,500         6,764 (m)
De Kalb County Ga (Series B)
   (FSA Insured)
5.25%                                   10/01/32 ..........      15,000        15,102 (n)
Fayette County School District
   (FSA Insured)
5.11%                                   03/01/22 ..........       2,520         2,254 (d,n)
5.25%                                   03/01/23 ..........       2,290         2,023 (d,n)
Henry County Hospital Authority
   (MBIA Insured)
5.00%                                   07/01/24 ..........       1,865         1,880 (n)
Marietta Development Authority
5.00%                                   09/15/29 ..........       2,365         1,622
Municipal Electric Authority of
   Georgia (Series A)
5.00%                                   01/01/14 ..........       2,000         2,106
5.25%                                   01/01/19 ..........       2,490         2,548
Private Colleges & Universities
   Authority
5.25%                                   06/01/18 ..........       5,250         5,513
Private Colleges & Universities
   Authority (MBIA Insured)
6.50%                                   11/01/15 ..........       4,010         4,680 (l,n)
Private Colleges & Universities
   Authority (Series A)
6.00%                                   06/01/21 ..........       2,410         1,927
South Regional Joint
   Development Authority
4.50%                                   08/01/39 ..........       3,000         2,301

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
State of Georgia (Series E)
5.00%                                   08/01/22 ..........   $   7,000   $     7,363
                                                                               95,204

HAWAII -- 0.6%

City & County of Honolulu HI
   (Series A)
6.00%                                   01/01/12 ..........       1,265         1,391
6.00%                                   01/01/12 ..........         735           824 (l)
State of Hawaii (FSA Insured)
5.75%                                   02/01/14 ..........       6,500         7,374 (n)
                                                                                9,589

IDAHO -- 1.4%

Idaho Health Facilities
   Authority/ID (Series A)
6.75%                                   11/01/37 ..........       4,000         3,820
Idaho Housing & Finance Assoc.
   (MBIA Insured)
5.00%                                   07/15/22 ..........      17,900        18,343 (n)
                                                                               22,163

ILLINOIS -- 2.5%

County of Cook IL (Series C)
   (AMBAC Insured)
5.50%                                   11/15/26 ..........      10,000        11,313 (m,n)
Illinois Finance Authority
   (Series A)
5.50%                                   08/15/43 ..........       5,000         5,857 (m)
Illinois Health Facilities Authority
6.13%                                   11/15/22 ..........       3,500         3,780 (m)
Metropolitan Pier & Exposition
   Authority (MBIA Insured)
4.54%                                   06/15/19 ..........       4,000         3,583 (d,n)
5.07%                                   06/15/22 ..........       4,505         3,023 (d,n)
Southwestern Illinois
   Development Authority
   (MBIA Insured)
5.00%                                   10/01/21 ..........       4,000         4,003 (n)
University of Illinois (FGIC Insured)
5.25%                                   04/01/32 ..........       2,540         2,513 (n)
5.25%                                   04/01/32 ..........       5,960         6,430 (m,n)
                                                                               40,502

-------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------
INDIANA -- 1.1%

Delaware County
   Hospital Authority
5.25%                                   08/01/36 ..........   $   3,250   $     1,790
Indiana Health & Educational
   Facilities Financing
   Authority (Series A)
5.25%                                   02/15/40 ..........      10,000         6,656
Indiana Health Facility Financing
   Authority (Series A)
   (AMBAC Insured)
5.38%                                   03/01/34 ..........       5,500         4,014 (n)
Merrillville Multi School
   Building Corp.
5.25%                                   07/15/28 ..........       5,000         4,898
                                                                               17,358

KANSAS -- 0.3%

University of Kansas
   Hospital Authority
5.63%                                   09/01/32 ..........       4,150         4,623 (m)

KENTUCKY -- 1.4%

Kentucky Turnpike Authority
   (Series B) (AMBAC Insured)
5.00%                                   07/01/26 ..........       5,000         5,003 (n)
Louisville & Jefferson County
   Metropolitan Government
5.25%                                   10/01/36 ..........      19,000        12,480
University Of Kentucky (Series Q)
   (FGIC Insured)
5.25%                                   05/01/20 ..........       4,545         4,780 (m,n)
                                                                               22,263

LOUISIANA -- 1.3%

Louisiana Public Facilities
   Authority (MBIA Insured)
5.25%                                   07/01/33 ..........      10,925         9,451 (n)
Louisiana Public Facilities
   Authority (Series A)
   (MBIA Insured)
5.38%                                   05/15/16 ..........       7,870         8,959 (m,n)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------
Parish of St. John Baptist
   (Series A)
5.13%                                   06/01/37 ..........   $   5,550   $     3,288
                                                                               21,698

MAINE -- 0.5%

Maine Health & Higher
   Educational Facilities
   Authority (Series C)
5.13%                                   07/01/31 ..........       5,000         4,828
Maine Health & Higher
   Educational Facilities
   Authority (Series D)
   (FSA Insured)
5.50%                                   07/01/23 ..........          55            55 (n)
Maine Municipal Bond Bank
   (Series B)
5.50%                                   11/01/21 ..........       3,325         3,668 (m)
                                                                                8,551

MARYLAND -- 3.3%

County of Montgomery MD
   (Series A)
5.00%                                   05/01/20 ..........       7,710         8,285
County of Prince Georges MD
   (Series A)
5.00%                                   10/01/22 ..........       6,820         7,677 (m)
Maryland Health & Higher
Educational Facilities
   Authority
5.13%                                   11/15/34 ..........       7,200         8,151 (m)
5.25%                                   05/15/46 ..........       4,000         2,904
5.50%                                   01/01/28 ..........       7,500         5,126
Maryland Health & Higher
   Educational Facilities
   Authority (Series A)
5.00%                                   07/01/32 ..........      10,000         9,731
University System of
   Maryland (Series A)
5.25%                                   04/01/17 ..........       4,380         4,619
5.25%                                   04/01/17 ..........       5,655         6,264 (m)
                                                                               52,757

----------------------------------------------------------------------------------------
                                                             PRINCIPAL
                                                                AMOUNT           VALUE
----------------------------------------------------------------------------------------
MASSACHUSETTS -- 3.3%

Massachusetts Health &
   Educational Facilities Authority
5.00%                                   07/15/35 ..........   $  14,000   $    13,959
5.38%                                   08/15/38 ..........       2,000         1,993
Massachusetts Health &
   Educational Facilities
   Authority (Series A)
5.50%                                   11/15/36 ..........       4,000         4,144
Massachusetts State Turnpike
   Authority (Series B)
   (MBIA Insured)
5.13%                                   01/01/23 ..........      20,500        16,878 (n)
Massachusetts Water Resources
   Authority (Series A)
6.50%                                   07/15/19 ..........      14,125        17,146 (l)
                                                                               54,120

MICHIGAN -- 2.7%

Detroit MI (Series A) (FSA Insured)
5.25%                                   07/01/21 ..........       4,545         4,157 (n)
Detroit MI (Series A)
   (MBIA Insured)
5.00%                                   07/01/27 ..........       7,145         6,671 (n)
Detroit MI (Series D)
   (MBIA Insured)
5.00%                                   07/01/33 ..........       5,000         3,945 (n)
Grand Rapids MI (MBIA Insured)
5.25%                                   01/01/17 ..........       3,000         3,105 (n)
Michigan Municipal Bond
   Authority
5.25%                                   10/01/17 ..........       6,465         6,823
Michigan State Hospital
   Finance Authority
5.38%                                   12/01/30 ..........       2,000         1,692
Muskegon Heights Public
   Schools (MBIA Insured)
5.00%                                   05/01/24 ..........       2,650         2,685 (m,n)
State of Michigan (FSA Insured)
5.25%                                   09/15/27 ..........       5,000         4,776 (n)
State of Michigan (Series A)
5.50%                                   11/01/18 ..........       6,000         6,688

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------
State of Michigan (Series A)
   (MBIA Insured)
5.00%                                   11/01/26 ..........   $   4,000   $     4,006 (n)
                                                                               44,548

MINNESOTA -- 0.4%

State of Minnesota
5.00%                                   08/01/12 ..........       5,670         6,212

MISSISSIPPI -- 0.5%

State of Mississippi
5.50%                                   09/01/14 ..........       7,500         8,522

MISSOURI -- 0.6%

Missouri State Environmental
   Improvement & Energy
   Resources Authority/MO
   (Series B)
5.00%                                   01/01/24 ..........       5,000         5,103
Missouri State Health &
   Educational Facilities
   Authority (Series A)
5.50%                                   11/15/39 ..........       5,000         3,881
                                                                                8,984

NEBRASKA -- 0.4%

Nebraska Public Power
   District (Series B)
5.00%                                   01/01/38 ..........       2,500         2,233
Omaha Public Power District
   (Series A)
5.00%                                   02/01/39 ..........       5,000         4,690
                                                                                6,923

NEVADA -- 1.0%

County of Clark
5.50%                                   07/01/20 ..........       7,565         8,045 (m)
County of Clark (MBIA Insured)
5.50%                                   07/01/30 ..........       6,500         6,912 (m,n)
Las Vegas Special Improvement
   District No 707 (Series A)
   (FSA Insured)
5.55%                                   06/01/16 ..........       1,750         1,785 (n)
                                                                               16,742

----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------
NEW JERSEY -- 9.1%

Cape May County Municipal
   Utilities Authority (Series A)
   (FSA Insured)
5.75%                                   01/01/15 ..........   $   8,500   $     9,739 (n)
Essex County Improvement
   Authority (FSA Insured)
5.25%                                   12/15/17 ..........       9,765        10,530 (n)
5.25%                                   12/15/17 ..........         235           269 (m,n)
New Jersey Economic
   Development Authority
5.75%                                   06/15/29 ..........       3,000         2,200
New Jersey Environmental
   Infrastructure Trust
5.25%                                   09/01/21 ..........       2,965         3,225
New Jersey Health Care
   Facilities Financing Authority
5.25%                                   01/01/36 ..........       4,500         4,068
New Jersey Sports & Exposition
   Authority (Series B)
4.50%                                   09/01/24 ..........       5,000         4,522
New Jersey State Educational
   Facilities Authority
5.25%                                   07/01/32 ..........       2,625         2,960 (m)
New Jersey State Educational
   Facilities Authority (Series J)
4.50%                                   07/01/38 ..........      10,000         8,767
New Jersey State Turnpike
   Authority (AMBAC Insured)
6.50%                                   01/01/16 ..........       7,910         9,170 (n)
6.50%                                   01/01/16 ..........      42,050        48,680 (l,n)
New Jersey Transportation
   Trust Fund Authority (FSA Insured)
5.75%                                   12/15/14 ..........       4,610         5,480 (l,n)
5.75%                                   12/15/14 ..........       1,390         1,565 (n)
New Jersey Transportation Trust
   Fund Authority (Series C)
5.50%                                   06/15/19 ..........      31,280        35,925 (m)
                                                                              147,100

NEW MEXICO -- 0.7%

New Mexico Hospital Equipment
   Loan Council (Series A)
5.50%                                   08/01/25 ..........      10,750        11,793 (m)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------
NEW YORK -- 9.0%

Albany Industrial Development
   Agency (Series A)
5.25%                                   11/15/27 ..........   $   6,500   $     4,329
City of New York (Series B)
5.25%                                   08/01/13 ..........           5             5
City of New York (Series J)
5.00%                                   06/01/26 ..........      25,270        22,887
Long Island Power Authority
   (Series A)
6.00%                                   05/01/33 ..........       7,500         7,499
New York City Industrial
   Development Agency
   (AMBAC Insured)
5.00%                                   01/01/36 ..........       3,000         2,065 (n)
New York City Industrial
   Development Agency
   (FGIC Insured)
5.00%                                   03/01/46 ..........       6,000         3,964 (n)
New York City Industrial
   Development Agency
   (MBIA Insured)
5.00%                                   03/01/36 ..........       4,000         2,751 (n)
New York City Municipal Water
   Finance Authority
4.50%                                   06/15/38 ..........       5,000         4,070
5.00%                                   06/15/37 ..........       5,000         4,585
New York City Transitional
   Finance Authority
5.50%                                   11/01/19 ..........       5,000         5,338 (m)
6.00%                                   11/15/19 ..........       3,750         4,035 (m)
New York City Transitional
   Finance Authority (Series A)
5.30%                                   11/15/09 ..........       1,000         1,039 (l)
New York City Transitional
   Finance Authority (Series B)
5.50%                                   11/15/11 ..........       1,250         1,313
New York City Transitional
   Finance Authority (Series C)
5.50%                                   05/01/25 ..........          30            31 (m)
New York City Transitional
   Finance Authority/NY (Series S)
5.50%                                   07/15/31 ..........      10,000         9,760

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------
New York State Dormitory
   Authority
4.50%                                   07/01/35 ..........   $  10,000   $     8,032
5.00%                                   01/15/32 ..........      10,900         9,601
6.50%                                   12/01/21 ..........       4,500         3,455
New York State Dormitory
   Authority (FSA Insured)
5.00%                                   08/15/36 ..........       5,000         4,309 (n)
New York State Dormitory
   Authority (Series A)
5.00%                                   07/01/25 ..........       2,550         2,578
5.77%                                   07/01/39 ..........       4,000         2,936 (d)
New York State Dormitory
   Authority (Series B)
5.25%                                   11/15/23 ..........      10,400        10,524
5.38%                                   07/01/20 ..........       3,695         4,158 (m)
6.50%                                   08/15/10 ..........       3,490         3,707
6.50%                                   08/15/10 ..........           5             5 (l)
New York State Dormitory
   Authority (Series C)
5.00%                                   12/15/19 ..........       8,260         7,972
New York State Dormitory
   Authority (Series D)
7.00%                                   07/01/09 ..........       1,040         1,071 (l)
New York State Urban
   Development Corp.
5.50%                                   07/01/16 ..........       5,015         5,020
New York State Urban
   Development Corp/NY
   (Series D)
5.50%                                   01/01/19 ..........       9,000         9,561
                                                                              146,600

NORTH CAROLINA -- 2.2%

Cape Fear Public Utility Authority
5.00%                                   08/01/35                  3,500         3,390
Cary NC
5.00%                                   03/01/21                  2,400         2,494
City of Charlotte
5.00%                                   07/01/38                 15,000        14,772
City of Charlotte (Series C)
5.00%                                   07/01/24                  1,460         1,481
City of Greensboro
5.25%                                   06/01/23                  3,185         3,391

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------
North Carolina Capital Facilities
   Finance Agency (Series A)
5.00%                                   10/01/41 ..........   $   7,250   $     7,078
University of North Carolina
   (Series A) (MBIA Insured)
5.00%                                   10/01/18 ..........       2,750         2,937 (n)
                                                                               35,543

OHIO -- 4.3%

American Municipal
   Power-Ohio Inc.
5.00%                                   02/15/38 ..........       8,000         6,809
City of Columbus OH
4.50%                                   06/01/32 ..........       1,500         1,297
City of Columbus OH (Series A)
4.75%                                   06/01/31 ..........       5,000         4,572
County of Cuyahoga
6.00%                                   01/01/32 ..........      10,000         9,650
County of Franklin (Series C)
5.00%                                   05/15/21 ..........       2,685         2,557
5.25%                                   05/15/24 ..........       1,400         1,326
County of Hamilton (Series A)
   (MBIA Insured)
5.00%                                   12/01/19 ..........       4,250         4,395 (n)
County of Hamilton (Series B)
   (AMBAC Insured)
5.25%                                   12/01/32 ..........       1,520         1,354 (n)
5.25%                                   12/01/32 ..........       5,980         6,384 (m,n)
Franklin County Convention
   Facilities Authority
5.00%                                   12/01/27 ..........       1,955         1,943
Ohio St Higher Educational
   Facility Commission
6.25%                                   05/01/38 ..........       5,000         4,966
Ohio State Higher Educational
   Facility Commission
5.20%                                   11/01/26 ..........       9,450        10,425 (m)
Ohio State University (Series A)
5.25%                                   12/01/11 ..........       3,150         3,415
Ohio State Water Development
   Authority
5.50%                                   12/01/20 ..........       5,000         5,664 (m)

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------
State of Ohio
5.00%                                   11/01/32 ..........   $   3,600   $     3,441
Steubenville Oh
6.38%                                   10/01/20 ..........       1,660         1,794 (m)
                                                                               69,992

OKLAHOMA -- 1.2%

Claremore Public Works
   Authority (Series A)
   (FSA Insured)
5.25%                                   06/01/34 ..........       6,315         7,354 (m,n)
Oklahoma Transportation
   Authority (Series A)
   (AMBAC Insured)
5.25%                                   01/01/15 ..........       8,005         8,575 (n)
5.25%                                   01/01/15 ..........       1,120         1,233 (m,n)
Tulsa Industrial Authority
   (MBIA Insured)
5.00%                                   10/01/22 ..........       2,000         1,938 (n)
                                                                               19,100

PENNSYLVANIA -- 4.0%

Allegheny County Hospital
   Development Authority
5.00%                                   11/15/28 ..........      16,000         8,068
Montgomery County Higher
   Education & Health Authority
   (AMBAC Insured)
5.00%                                   10/01/09 ..........       2,405         2,411 (n)
5.10%                                   10/01/10 ..........       2,670         2,677 (n)
Northampton County General
   Purpose Authority (Series A)
5.50%                                   08/15/35 ..........       4,000         2,541
Pennsylvania Higher Educational
   Facilties Authority
6.00%                                   05/01/30 ..........       5,000         5,090
Pennsylvania Higher Educational
   Facilties Authority (Series A)
5.50%                                   08/15/18 ..........       1,000         1,017
Pennsylvania Industrial
   Development Authority
   (AMBAC Insured)
5.50%                                   07/01/17 ..........       3,100         3,301 (n)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
Pennsylvania Turnpike
   Commission (Series A)
   (AMBAC Insured)
5.00%   12/01/23 ....................   $         460  $         462 (n)
5.00%   12/01/23 ....................           2,875          2,939 (l,n)
5.25%   12/01/32 ....................          14,220         13,823 (n)
Philadelphia Authority for
   Industrial Development
5.25%   09/01/36 ....................           1,750          1,156
Pittsburgh Public Parking
   Authority (AMBAC Insured)
5.35%   12/01/10 ....................             520            550 (m,n)
5.45%   12/01/11 ....................             440            466 (m,n)
5.55%   12/01/12 ....................           1,015          1,077 (m,n)
5.60%   12/01/13 ....................           1,125          1,195 (m,n)
5.70%   12/01/14 ....................           1,245          1,324 (m,n)
5.75%   12/01/15 ....................           2,330          2,480 (m,n)
Southcentral General Authority
5.38%   05/15/28 ....................           4,100          4,492 (m)
5.38%   05/15/28 ....................             900            946 (l)
State Public School Building
   Authority (FSA Insured)
5.25%   06/01/27 ....................           8,000          9,076 (m,n)
                                                              65,091

PUERTO RICO -- 0.1%

Commonwealth of Puerto Rico
   (Series A)
5.38%   07/01/33 ....................           3,000          2,219

RHODE ISLAND -- 0.3%

Rhode Island Health &
   Educational Building Corp.
   (Series A)
6.25%   09/15/34 ....................           1,300          1,288
6.50%   09/15/28 ....................           2,000          2,064
Rhode Island Health &
   Educational Building Corp.
   (Series A) (FSA Insured)
4.75%   05/15/29 ....................           2,200          1,831 (n)
                                                               5,183

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 6.8%

Beaufort County SC
   (MBIA Insured)
5.50%   06/01/17 ....................   $       4,150  $       4,430 (n)
Berkeley County School District
5.25%   12/01/24 ....................          15,000         14,497
Charleston Educational
   Excellence Finance Corp.
5.25%   12/01/27 ....................          21,850         21,017
City of Greenville
5.13%   02/01/22 ....................           5,195          5,277
Greenville County School District
5.25%   12/01/21 ....................           2,000          2,049
5.50%   12/01/28 ....................          16,725         19,101 (m)
Lexington County SC
5.50%   11/01/13 ....................           5,000          5,082
South Carolina Educational
   Facilities Authority (Series A)
5.00%   10/01/38 ....................           9,500          8,619
South Carolina State Public
   Service Authority (Series A)
5.50%   01/01/38 ....................           7,500          7,500
South Carolina State Public
   Service Authority (Series B)
   (FSA Insured)
5.13%   01/01/32 ....................          17,000         16,541 (n)
5.50%   01/01/36 ....................           5,000          5,542 (m,n)
                                                             109,655

TENNESSEE -- 0.8%

Johnson City Health &
   Educational Facilities Board
   (Series A)
5.50%   07/01/36 ....................           5,000          3,000
Knox County Health
   Educational & Housing
   Facilities Board
5.25%   04/01/36 ....................          10,000          6,010
Knox County Health
   Educational & Housing
   Facilities Board (Series B)
   (MBIA Insured)
7.25%   01/01/09 ....................           4,500          4,500 (n)
                                                              13,510

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
TEXAS -- 5.0%

City of Austin (Series A)
   (AMBAC Insured)
5.50%   11/15/16 ....................   $       5,450  $       6,253 (n)
City of Dallas TX (Series A)
   (AMBAC Insured)
5.00%   08/15/20 ....................           4,675          4,322 (n)
City of Houston (Series A)
   (FSA Insured)
5.25%   05/15/22 ....................          16,000         16,313 (n)
City of Houston (Series B)
   (AMBAC Insured)
5.75%   12/01/14 ....................           5,000          5,660 (m,n)
City of Plano TX
4.88%   09/01/19 ....................           1,500          1,540 (m)
McKinney Independent
   School District
5.25%   02/15/20 ....................           2,000          2,111
North Central Texas Health
   Facility Development Corp.
5.13%   05/15/22 ....................           4,500          4,074
North Texas Tollway Authority
   (Series A)
5.63%   01/01/33 ....................           1,500          1,295
5.75%   01/01/40 ....................          10,000          8,644
North Texas Tollway Authority
   (Series F)
5.75%   01/01/38 ....................          10,000          8,341
San Antonio Independent School
   District (Series A)
5.38%   08/15/19 ....................           6,250          6,852 (m)
Texas Municipal Gas
   Acquisition & Supply Corp. II
1.72%   09/15/17 ....................          18,500         15,336 (i)
                                                              80,741

UTAH -- 0.4%

City of Salt Lake City UT
5.13%   06/15/19 ....................           3,715          3,898
Murray UT (MBIA Insured)
4.75%   05/15/20 ....................           2,285          2,285 (n)
                                                               6,183

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
VERMONT -- 0.4%

University of Vermont & State
   Agricultural College
   (AMBAC Insured)
5.13%   10/01/27 ....................   $       1,000  $       1,114 (m,n)
Vermont Educational & Health
   Buildings Financing Agency
   (Series A)
5.00%   10/31/46 ....................           5,700          5,115
                                                               6,229

VIRGINIA -- 2.8%

Chesterfield County Industrial
   Development Authority
5.88%   06/01/17 ....................           3,000          3,079
City of Norfolk VA
4.75%   11/01/32 ....................          14,430         12,670
City of Norfolk VA (MBIA Insured)
5.88%   11/01/20 ....................           1,920          1,922 (n)
University of Virginia
5.00%   06/01/40 ....................          10,000          9,921
Virginia College Building
   Authority
4.38%   02/01/28 ....................           4,345          3,883
Virginia Commonwealth
   Transportation Board (Series A)
5.75%   05/15/21 ....................           1,945          1,998 (m)
Virginia Resources Authority
   (Series A)
5.13%   11/01/34 ....................           4,500          4,471
Virginia Resources Authority/VA
   (Series B)
5.25%   11/01/38 ....................           7,720          7,662
                                                              45,606

WASHINGTON -- 1.3%

Central Puget Sound Regional
   Transportation Authority
   (Series A)
5.00%   11/01/36 ....................          10,000          9,523
County of King
5.50%   12/01/13 ....................           4,880          5,508
5.50%   12/01/13 ....................           5,120          5,916 (l)
                                                              20,947

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND         (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            PRINCIPAL
                                               AMOUNT          VALUE
--------------------------------------------------------------------------------
WEST VIRGINIA -- 0.2%

West Virginia Housing
   Development Fund (Series B)
5.30%   05/01/24 ....................   $       4,000  $       3,560
West Virginia Housing
   Development Fund (Series C)
5.35%   11/01/27 ....................             255            255
                                                               3,815

WISCONSIN -- 0.6%

State of Wisconsin (Series 1)
   (AMBAC Insured)
5.75%   07/01/14 ....................           2,990          3,259 (n)
State of Wisconsin (Series A)
5.30%   07/01/18 ....................           5,800          6,151 (m)
                                                               9,410

TOTAL BONDS AND NOTES
   (COST $1,628,379) ................                      1,560,341

--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund .................                            275 (k)
   (COST $501)

TOTAL INVESTMENT IN SECURITIES
   (COST $1,628,880) ...................                   1,560,616

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.9%
--------------------------------------------------------------------------------

Time Deposit State Street Corp.
0.01%   01/02/09 ....................          46,529         46,529 (e)
   (COST $46,529)

TOTAL INVESTMENTS
   (COST $1,675,409) ................                      1,607,145

OTHER ASSETS AND LIABILITIES,
   NET -- 1.0% ......................                         16,452
                                                       -------------

NET ASSETS -- 100.0% ................                  $   1,623,597
                                                       =============

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

--------------------------------------------------------------------------------
Elfun Income Fund                                                           Q&A
--------------------------------------------------------------------------------

[PHOTO]
PAUL M. COLONNA

THE ELFUN INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA (PICTURED TO THE LEFT), WILLIAM M. HEALEY, MARK H. JOHNSON AND VITA MARIE PIKE. THE TEAM IS LEAD BY MR. COLONNA WHO IS VESTED WITH OVERSIGHT AUTHORITY. EACH PORTFOLIO MANAGER IS ASSIGNED A CLASS OF ASSETS, THE SIZE OF WHICH ARE DETERMINED BY TEAM CONSENSUS AND ADJUSTED ON A MONTHLY BASIS, IF NECESSARY. ALTHOUGH EACH PORTFOLIO MANAGER MANAGES HIS OR HER ASSET CLASS INDEPENDENT OF THE OTHER TEAM MEMBERS, THE TEAM IS HIGHLY COLLABORATIVE AND COMMUNICATIVE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 104.

Q. HOW DID THE ELFUN INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND ITS LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Elfun Income Fund returned -2.01%. The Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index), the Fund's benchmark, returned 5.24% and the Fund's Lipper peer group of 571 Intermediate Investment Grade Debt funds returned an average of -4.43% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008.

A. According to the National Bureau of Economic Research, the U.S. economy entered into recession in December of 2007, although the domestic GDP growth rate did not turn negative until the third quarter of 2008. While investors' equity portfolios were decimated in 2008 by negative returns not seen since the Great Depression, bond portfolios, albeit those not heavily weighted in credit sensitive sectors, produced low but positive total returns. Financial markets remained resilient after the collapse of Bear Stearns in March and its Fed-facilitated buyout by JPMorgan, however, the housing market continued to deteriorate deepening the recession in the second half. Financial markets nearly froze in a credit/liquidity crisis beginning in September after a confluence of events including: the U.S. Treasury placing Fannie Mae and Freddie Mac under conservatorship; Lehman Brothers filing for bankruptcy; and the government bailout of AIG. The Federal Reserve led by Dr. Ben Bernanke and the U.S. Treasury led by Secretary Henry Paulson initiated a number of government programs aimed at stabilizing the financial system including purchase programs for money market assets, consumer loans and mortgages, debt guarantees and the $700B Troubled Assets Relief Program (TARP), which was first designed to buy mortgage-related securities, but has so far been used to inject capital into U.S. banks in exchange for preferred shares and warrants.

      Amidst a deepening recession and fear of deflation, the Federal Reserve accelerated its easing policy by lowering the fed funds target to 0%-0.25% in December, a drop of 425 bps from the beginning of the year.

--------------------------------------------------------------------------------
Elfun Income Fund                                                           Q&A
--------------------------------------------------------------------------------

     Interest rates fell dramatically, particularly in the fourth quarter, while credit spreads widened to record levels as investors lost confidence in risky assets and fled to the safety of U.S. Treasuries. 3-month Treasury Bills fell 316 bps to 0.08%, reaching negative yields at the height of the credit crisis. 2 and 10-year note yields fell 228 and 181 bps respectively to 0.76% and 2.21%. High-grade credit spreads widened 310 bps to 490 bps over U.S. Treasuries during the year and high yield credit spreads widened from 570 bps to 1670 bps reflecting increased expectation of defaults.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary drivers of the Fund's relative underperformance versus the benchmark were sector allocation and security selection. Exposure to high yield and emerging market debt and an overweight in commercial mortgage-backed securities during the year contributed significantly to the negative Fund return, as those sectors significantly underperformed the benchmark. Specific holdings in short maturity securitized assets backed by sub-prime collateral performed poorly over the past year as well, as the housing market continued to deteriorate. On the positive side however, duration and yield curve positioning added to relative return.

--------------------------------------------------------------------------------
Elfun Income Fund
--------------------------------------------------------------------------------

                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008
-------------------------------------------------------------------------------
                           ACCOUNT VALUE AT   ACCOUNT VALUE       EXPENSES
                           THE BEGINNING OF   AT THE END OF      PAID DURING
                            THE PERIOD ($)    THE PERIOD ($)   THE PERIOD ($)*
-------------------------------------------------------------------------------
Actual Fund Return**           1,000.00             983.61          0.79

Hypothetical 5% Return
   (2.5% for the period)       1,000.00           1,024.05          0.81
-------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.16% (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WAS:
      (-1.64)%.

--------------------------------------------------------------------------------
Elfun Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                Elfun Income Fund     Barclays Capital U.S. Aggregate Bond Index
12/98                $10,000                            $10,000
12/99                $ 9,938                            $ 9,918
12/00                $11,042                            $11,071
12/01                $11,922                            $12,006
12/02                $13,143                            $13,237
12/03                $13,674                            $13,780
12/04                $14,231                            $14,378
12/05                $14,599                            $14,727
12/06                $15,284                            $15,366
12/07                $16,225                            $16,436
12/08                $15,914                            $17,297

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                            ONE    FIVE     TEN
                                                           YEAR    YEAR    YEAR
--------------------------------------------------------------------------------
Elfun Income Fund                                         -2.01%   3.08%   4.76%

Barclays Capital U.S. Aggregate Bond Index                 5.24%   4.65%   5.63%

                               INVESTMENT PROFILE
    A Fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal circumstances. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S.
               Government securities and money market instruments.

--------------------------------------------------------------------------------

                          LIPPER PERFORMANCE COMPARISON
               INTERMEDIATE INVESTMENT GRADE DEBT FUNDS PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/08

                                                           ONE    FIVE     TEN
                                                          YEAR    YEAR    YEAR
Fund's rank in peer group: ...........................     248     131      45

Number of Funds in peer group:. ......................     571     394     199

Peer group average annual total return: ..............   -4.43%   1.73%   4.06%

Lipper categories in peer group: Intermediate Investment Grade Debt

--------------------------------------------------------------------------------

                                 QUALITY RATINGS
                             AS OF DECEMBER 31, 2008
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
MOODY'S/S&P/                                                      PERCENTAGE OF
FITCH RATING*                                                      MARKET VALUE
--------------------------------------------------------------------------------
Aaa/AAA                                                               76.18%
--------------------------------------------------------------------------------
Aa/AA                                                                  5.77%
--------------------------------------------------------------------------------
A/A                                                                   10.10%
--------------------------------------------------------------------------------
Baa/BBB                                                                3.56%
--------------------------------------------------------------------------------
Ba/BB and lower                                                        4.39%
--------------------------------------------------------------------------------

* MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                ELFUN INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $393,174 AS OF DECEMBER 31, 2008.

                                   [PIE CHART]

Mortgage Backed                                                            37.8%
Corporate Notes                                                            21.0%
Asset Backed & Other                                                       19.9%
U.S. Treasuries                                                            12.2%
Federal Agencies                                                            8.8%
Other Investments                                                           0.3%

----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------
BONDS AND NOTES -- 106.2%+
----------------------------------------------------------------------------------------

U.S. TREASURIES -- 14.5%

U.S. Treasury Bonds
4.38%                                   02/15/38 ..........   $   6,148   $     8,234
4.50%                                   05/15/38 ..........       2,588         3,532
U.S. Treasury Notes
1.25%                                   11/30/10 ..........         415           419
2.00%                                   11/30/13 ..........       7,323         7,513
3.13%                                   08/31/13 ..........      15,090        16,270
3.50%                                   02/15/18 ..........          65            72
3.63%                                   10/31/09 ..........       5,450         5,593
3.75%                                   11/15/18 ..........       2,055         2,326
4.00%                                   08/15/18 ..........       3,016         3,483
4.50%                                   11/15/10 - 05/15/17         142           160
4.63%                                   11/15/09 ..........         285           295
                                                                               47,897

FEDERAL AGENCIES -- 10.5%(v)

Federal Home Loan Banks
5.00%                                   11/17/17 ..........       1,400         1,605

----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.
4.13%                                   12/21/12 - 09/27/13   $   7,996   $     8,579 (h)
4.88%                                   02/09/10 ..........       5,975         6,222 (h)
5.13%                                   11/17/17 ..........       6,600         7,647
Federal National Mortgage Assoc.
3.63%                                   02/12/13 ..........       1,942         2,055
3.88%                                   07/12/13 ..........       7,924         8,409 (h)
                                                                               34,517

AGENCY MORTGAGE BACKED -- 35.0%(v)

Federal Home Loan
   Mortgage Corp.
4.50%                                   06/01/33 - 02/01/35         721           732 (h)
5.00%                                   07/01/35 - 10/01/35         987         1,009 (h)
5.50%                                   05/01/20 - 03/01/38       3,270         3,355 (h)
6.00%                                   04/01/17 - 11/01/37       4,598         4,746 (h)
6.50%                                   01/01/27 - 08/01/36       1,436         1,496 (h)
7.00%                                   10/01/16 - 08/01/36         489           511 (h)
7.50%                                   11/01/09 - 09/01/33          69            73 (h)
8.00%                                   11/01/30 ..........          14            14 (h)
5.50%                                   TBA ...............       9,960        10,192 (c)
Federal National Mortgage Assoc.
4.00%                                   05/01/19 - 06/01/19         649           660 (h)
4.50%                                   05/01/18 - 02/01/35       1,882         1,927 (h)
4.50%                                   02/01/20 ..........          96            99 (h,r)
5.00%                                   07/01/20 - 08/01/35       2,195         2,246 (h)
5.25%                                   04/01/37 ..........         383           390 (i)
5.47%                                   04/01/37 ..........          26            26 (i)
5.50%                                   03/01/14 - 07/01/38       4,972         5,117 (h)
5.50%                                   06/01/20 ..........         104           108 (h,r)
5.50%                                   04/01/37 ..........         349           357 (i)
5.52%                                   04/01/37 ..........         143           146 (i)
5.54%                                   04/01/37 ..........         334           341 (i)
5.57%                                   04/01/37 ..........         408           418 (i)
5.62%                                   03/01/37 ..........          32            33 (i)
5.67%                                   05/01/37 ..........         248           254 (i)
5.69%                                   04/01/37 ..........         305           313 (i)
5.71%                                   04/01/37 ..........         156           160 (i)
6.00%                                   02/01/14 - 03/01/38       8,922         9,204 (h)
6.00%                                   10/01/34 - 03/01/35         464           478 (h,r)
6.01%                                   10/01/37 ..........         548           564 (i)
6.50%                                   02/01/14 - 08/01/36       4,935         5,141 (h)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------------
6.50%                                   10/01/34 - 12/01/34   $      87   $        91 (h,r)
7.00%                                   08/01/13 - 06/01/36       1,516         1,601 (h)
7.00%                                   10/01/34 ..........          23            24 (h,r)
7.50%                                   08/01/13 - 03/01/34         521           550 (h)
8.00%                                   12/01/11 - 11/01/33         234           247 (h)
8.50%                                   04/01/30 - 05/01/31          30            33 (h)
9.00%                                   06/01/09 - 12/01/22          63            67 (h)
4.50%                                   TBA ...............       5,795         5,867 (c)
5.00%                                   TBA ...............      22,177        22,679 (c)
5.50%                                   TBA ...............       8,805         9,030 (c)
6.00%                                   TBA ...............       8,726         9,011 (c)
6.50%                                   TBA ...............         878           912 (c)
7.00%                                   TBA ...............         875           916 (c)
Government National
   Mortgage Assoc.
4.50%                                   08/15/33 - 09/15/34       1,271         1,297 (h)
5.00%                                   08/15/33 ..........         300           308 (h,r)
6.00%                                   04/15/27 - 09/15/36       1,248         1,292 (h)
6.50%                                   04/15/19 - 09/15/36         992         1,038 (h)
6.50%                                   06/15/34 - 08/15/34          31            33 (h,r)
7.00%                                   03/15/12 - 10/15/36         512           537 (h)
7.00%                                   06/15/34 ..........          10            11 (h,r)
7.50%                                   03/15/23 - 10/15/33         107           113 (h)
8.00%                                   09/15/27 - 06/15/30          41            44 (h)
8.50%                                   10/15/17 ..........          68            73 (h)
9.00%                                   11/15/16 - 12/15/21         137           146 (h)
5.50%                                   TBA ...............       8,920         9,185 (c)
                                                                              115,215

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.6%(v)

Collateralized Mortgage
   Obligation Trust (Class B)
13.38%                                  11/01/18 ..........          19            14 (d,f,h)
Federal Home Loan
   Mortgage Corp.
4.50%                                   11/15/13 - 03/15/19       1,060            62 (g,h,t)
5.00%                                   04/15/14 - 12/01/34       7,043           677 (g,h,t)
5.00%                                   05/15/38 ..........         296           286
5.29%                                   06/15/36 ..........       6,215           497 (g,i,t)
5.46%                                   05/15/36 - 11/15/36       3,003           268 (g,i,t)
5.50%                                   04/15/17 - 06/15/33         936           137 (g,h,t)

-----------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
-----------------------------------------------------------------------------------------------
5.56%                                   05/15/37 ..........   $   1,348   $       118 (g,i,t)
5.81%                                   02/15/38 ..........       1,376           120 (g,i,t)
6.11%                                   09/15/35 ..........       1,175           133 (g,i,t)
7.50%                                   01/15/16 ..........          53            55 (h)
8.00%                                   04/15/20 ..........          13            14 (h)
8.00%                                   02/01/23 - 07/01/24          21             4 (g,h,t)
8.56%                                   12/15/33 ..........         315           288 (h,i)
18.98%                                  11/15/37 ..........         801           698 (d,f)
55.02%                                  09/25/43 ..........       2,980            15 (d,g,h,t)
Federal Home Loan
   Mortgage STRIPS
5.44%                                   08/01/27 ..........           5             4 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                   12/25/42 ..........         788            25 (g,h,i,t)
4.00%                                   02/25/28 ..........          18            18 (h)
4.50%                                   05/25/18 ..........         228            10 (g,h,t)
4.75%                                   11/25/14 ..........         115             3 (g,h,t)
5.00%                                   08/25/17 - 02/25/32       1,247           132 (g,h,t)
5.00%                                   10/25/35 - 08/25/38         798           783
5.50%                                   01/25/33 ..........         382           385
6.03%                                   04/25/38 ..........       1,635           121 (g,i,t)
6.53%                                   10/25/29 ..........         740            60 (g,h,i,t)
7.13%                                   09/25/42 ..........       1,768           222 (g,h,i,t)
7.23%                                   08/25/16 ..........         342            17 (g,h,i,t)
Federal National Mortgage
   Assoc. (Class 1)
4.50%                                   09/01/35 - 01/01/36       2,475           404 (g,t)
5.00%                                   05/25/38 ..........         777           118 (g,t)
10.04%                                  11/01/34 ..........         808           730 (d,f,h)
Federal National Mortgage
   Assoc. (Class 2)
5.00%                                   09/01/33 - 03/25/38       2,800           339 (g,t)
5.50%                                   12/01/33 ..........         219            26 (g,t)
Federal National Mortgage
   Assoc. REMIC
4.50%**                                 11/25/13 ..........          66            -- (g,h,t)
5.00%                                   10/25/22 ..........         291            18 (g,h,t)
15.57%                                  03/25/31 ..........         621           672 (h,i)
Federal National Mortgage
   Assoc. REMIC (Class B)
3.03%                                   12/25/22 ..........          15            14 (d,f,h)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                  PRINCIPAL
                                                                     AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
Federal National Mortgage
   Assoc. REMIC (Class K)
1008.00%**                              05/25/22 ..............   $      --   $         1 (g,h,t)
Federal National Mortgage
   Assoc. STRIPS (Class 2)
4.50%                                   08/01/35 ..............         742           116 (g,t)
5.00%                                   08/01/34 ..............       6,719           795 (g,h,t)
7.50%                                   11/01/23 ..............          71            13 (g,h,t)
8.00%                                   08/01/23 - 07/01/24 ...          44             8 (g,h,t)
8.50%                                   03/01/17 - 07/25/22 ...          46             9 (g,h,t)
9.00%                                   05/25/22 ..............          15             4 (g,h,t)
                                                                                    8,433

ASSET BACKED -- 9.8%
AESOP Funding II LLC (Class A)
1.57%                                   04/20/11 ..............       1,000           848 (d,h,r)
Capital Auto Receivables Asset
   Trust (Class A)
1.98%                                   01/15/10 ..............         570           556 (b,i)
Capital One Auto Finance Trust
1.20%                                   04/15/12 ..............       3,397         2,955 (h,i,r)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
5.75%                                   05/25/32 ..............          58            24 (h,i)
Chase Issuance Trust (Class A)
1.22%                                   11/15/11 ..............       2,000         1,928 (i)
Countrywide Asset-Backed
   Certificates
1.83%                                   05/25/33 ..............          33            29 (d)
Countrywide Asset-Backed
   Certificates (Class 2)
1.07%                                   06/25/33 ..............           2             1 (i)
Countrywide Asset-Backed
   Certificates (Class A)
1.03%                                   08/25/32 ..............          35            14 (h,i)
Discover Card Master Trust I
1.21%                                   04/15/10 ..............       5,000         4,617 (i)
Discover Card Master Trust I
   (Class A)
1.23%                                   04/17/12 ..............       8,000         7,661 (h,i)
First Franklin Mortgage Loan
   Asset Backed Certificates
   (Class M)
1.85%                                   03/25/35 ..............       5,000         3,276 (d,r)

-------------------------------------------------------------------------------------------------
                                                                  PRINCIPAL
                                                                     AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
Fleet Home Equity Loan Trust
   (Class A)
1.70%                                   01/20/33 ..............   $     257   $       151 (i)
Ford Credit Floorplan Master
   Owner Trust (Class A)
1.38%                                   06/15/11 ..............       1,900         1,834 (i)
GMAC Mortgage Corp. Loan Trust
1.58%                                   08/25/35 ..............       1,701           897 (d,r)
GSAA Trust
1.80%                                   05/25/34 ..............         166           108 (d,h)
GSAMP Trust
1.55%                                   12/25/35 ..............         366           350 (d)
Indymac Residential Asset
   Backed Trust (Class M)
2.47%                                   04/25/47 ..............         146             5 (h,i,r)
JP Morgan Mortgage
   Acquisition Corp.
0.14%                                   01/25/36 ..............         189           186 (d)
1.55%                                   03/01/37 ..............       1,000           570 (d,h,r)
Mid-State Trust
7.54%                                   07/01/35 ..............          60            56 (h,r)
Nissan Auto Lease Trust
1.27%                                   02/15/13 ..............       1,000           912 (i)
Option One Mortgage Loan Trust
1.53%                                   07/25/37 ..............       1,500           895 (d,h,r)
Peco Energy Transition Trust
6.52%                                   12/31/10 ..............         400           403 (h)
Residential Asset Mortgage
   Products Inc.
1.64%                                   03/25/34 ..............           4             4 (d,h)
Residential Asset Securities Corp.
1.90%                                   07/25/32 ..............          34            17 (d,h)
Residential Asset Securities
   Corp. (Class A)
1.05%                                   06/25/33 ..............          65            38 (h,i)
4.16%                                   07/25/30 ..............          38            37 (h,i)
Swift Master Auto Receivables
   Trust (Class A)
1.30%                                   06/15/12 ..............       3,000         2,042 (h,i)
Triad Auto Receivables Owner
   Trust (Class A)
1.50%                                   02/12/14 ..............       2,000         1,510 (h,i)
Wachovia Asset Securitization,
   Inc. (Class A)
1.62%                                   06/25/34 ..............         421           339 (d,h)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                  PRINCIPAL
                                                                     AMOUNT         VALUE
------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust
3.97%                                   05/25/34 ..............   $     128   $       127 (h,i)
                                                                                   32,390
CORPORATE NOTES -- 25.1%

Abbott Laboratories
5.88%                                   05/15/16 ..............         584           633
AES Ironwood LLC
8.86%                                   11/30/25 ..............         816           710 (h)
American Railcar Industries, Inc.
7.50%                                   03/01/14 ..............         170           112 (h)
ARAMARK Corp.
8.50%                                   02/01/15 ..............         768           695
ArcelorMittal USA
6.50%                                   04/15/14 ..............          84            60
Archer-Daniels-Midland Co.
6.45%                                   01/15/38 ..............         611           619 (h)
Arizona Public Service Co.
6.25%                                   08/01/16 ..............         485           390 (h)
AT&T, Inc.
5.60%                                   05/15/18 ..............         626           637
6.40%                                   05/15/38 ..............       1,300         1,393
6.70%                                   11/15/13 ..............         496           525
BAC Capital Trust VI
5.63%                                   03/08/35 ..............         495           416 (h)
Baker Hughes Inc.
7.50%                                   11/15/18 ..............         279           309
Bank of America Corp.
4.88%                                   01/15/13 ..............       1,000           985
5.75%                                   12/01/17 ..............       1,550         1,548
8.00%                                   12/29/49 ..............         150           108 (h,i)
Bear Stearns Companies Inc.
5.85%                                   07/19/10 ..............         451           456 (h)
6.95%                                   08/10/12 ..............         900           935 (h)
BellSouth Corp.
6.55%                                   06/15/34 ..............         180           183 (h)
Berkshire Hathaway
   Finance Corp.
5.00%                                   08/15/13 ..............       1,265         1,287
Bristol-Myers Squibb Co.
5.45%                                   05/01/18 ..............         368           381
5.88%                                   11/15/36 ..............         255           271 (h)
Cardinal Health, Inc.
5.50%                                   06/15/13 ..............         308           291

------------------------------------------------------------------------------------------------
                                                                  PRINCIPAL
                                                                     AMOUNT         VALUE
------------------------------------------------------------------------------------------------
Cargill Inc.
5.20%                                   01/22/13 ..............   $     631   $       578 (b,h)
6.00%                                   11/27/17 ..............         557           499 (b,h)
Carolina Power & Light Co.
5.15%                                   04/01/15 ..............         230           231 (h)
5.70%                                   04/01/35 ..............         130           132 (h)
6.13%                                   09/15/33 ..............         240           257 (h)
Cellco Partnership
7.38%                                   11/15/13 ..............         341           360 (b)
Century Aluminum Co.
7.50%                                   08/15/14 ..............         765           440
Chesapeake Energy Corp.
7.25%                                   12/15/18 ..............         768           599
Citigroup, Inc.
6.50%                                   08/19/13 ..............       2,661         2,685
Clarendon Alumina
   Production Ltd.
8.50%                                   11/16/21 ..............         235           139 (b,h)
CME Group Inc.
5.40%                                   08/01/13 ..............         757           752
Community Health Systems, Inc.
8.88%                                   07/15/15 ..............         768           707
Consolidated Edison Company
   of New York, Inc.
5.85%                                   04/01/18 ..............         616           620
7.13%                                   12/01/18 ..............         900           968
Constellation Brands, Inc.
7.25%                                   05/15/17 ..............         769           727
COX Communications Inc.
6.25%                                   06/01/18 ..............         650           577 (b)
7.13%                                   10/01/12 ..............         315           301 (h)
7.75%                                   11/01/10 ..............         360           353 (h)
Credit Suisse
6.00%                                   02/15/18 ..............         666           612 (h)
CSC Holdings Inc.
8.50%                                   06/15/15 ..............         768           676 (b)
CSX Transportation, Inc.
9.75%                                   06/15/20 ..............         202           229 (h)
CVS/Caremark Corp.
5.75%                                   06/01/17 ..............         306           288
Diageo Capital PLC
5.20%                                   01/30/13 ..............         300           295 (h)
Dominion Resources, Inc.
6.30%                                   09/30/66 ..............         813           366 (h,i)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                  PRINCIPAL
                                                                     AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
Dover Corp.
6.50%                                   02/15/11 ..............   $     230   $       235 (h)
DP World Ltd.
6.85%                                   07/02/37 ..............         300           155 (b,h)
Duke Energy Carolinas LLC
5.38%                                   01/01/09 ..............         150           150 (h)
Duke Energy Indiana, Inc.
6.35%                                   08/15/38 ..............         454           511
Duke Realty LP
6.25%                                   05/15/13 ..............         301           207
Dynegy Holdings, Inc.
7.50%                                   06/01/15 ..............         768           538
Echostar DBS Corp.
7.75%                                   05/31/15 ..............         769           654
EI Du Pont de Nemours & Co.
4.88%                                   04/30/14 ..............         310           306 (h)
6.00%                                   07/15/18 ..............         689           724
Empresa Energetica de
   Sergipe/S.A. de Eletrificacao
   da Paraiba
10.50%                                  07/19/13 ..............         170           150 (b,h)
EOG Resources, Inc.
5.88%                                   09/15/17 ..............         545           553
6.88%                                   10/01/18 ..............         461           503
Ford Motor Credit Company LLC
7.88%                                   06/15/10 ..............         768           615
General Dynamics Corp.
5.25%                                   02/01/14 ..............         423           433
Georgia-Pacific LLC
9.50%                                   12/01/11 ..............         786           743
GlaxoSmithKline Capital Inc.
4.85%                                   05/15/13 ..............         301           302
6.38%                                   05/15/38 ..............         754           852 (h)
Goldman Sachs Group, Inc.
5.25%                                   10/15/13 ..............         219           201
6.15%                                   04/01/18 ..............         312           300
6.60%                                   01/15/12 ..............       1,260         1,243 (h)
GTE Corp.
7.51%                                   04/01/09 ..............         330           331 (h)
Halliburton Co.
5.90%                                   09/15/18 ..............         205           216
Harrah's Operating Company Inc.
10.00%                                  12/15/18 ..............         133            49 (b)
10.75%                                  02/01/16 ..............         578           165 (b)

-------------------------------------------------------------------------------------------------
                                                                  PRINCIPAL
                                                                     AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
HCA Inc.
9.25%                                   11/15/16 ..............   $     768   $       705
Hewlett-Packard Co.
5.50%                                   03/01/18 ..............         305           308
Hexion US Finance Corp.
9.75%                                   11/15/14 ..............         669           191
Honeywell International, Inc.
5.30%                                   03/01/18 ..............         854           871
Host Hotels & Resorts LP (REIT)
6.38%                                   03/15/15 ..............       1,144           852
HSBC Bank USA N.A.
4.63%                                   04/01/14 ..............         175           162 (h)
7.00%                                   01/15/39 ..............         750           829
HSBC Capital Funding LP
   (Series 1)
9.55%                                   12/29/49 ..............         393           311 (b,h,i)
HSBC Finance Corp.
6.75%                                   05/15/11 ..............         260           259 (h)
HSBC Holdings PLC
6.50%                                   05/02/36 ..............         100           102 (h)
IIRSA Norte Finance Ltd.
8.75%                                   05/30/24 ..............         485           349 (b,h)
Independencia International Ltd.
9.88%                                   05/15/15 ..............         237           130 (b)
ING Capital Funding TR III
8.44%                                   12/29/49 ..............         480           242 (i)
ING Groep N.V.
5.78%                                   12/29/49 ..............         202            87 (i)
Ingersoll-Rand Global Holding
   Company Ltd.
6.88%                                   08/15/18 ..............         302           289
Intergen N.V.
9.00%                                   06/30/17 ..............         515           422 (b)
International Business
   Machines Corp.
7.63%                                   10/15/18 ..............         300           360
Interoceanica IV Finance Ltd.
6.51%                                   11/30/25 ..............         197            67 (b,d)
7.07%                                   11/30/18 ..............         300           151 (b,d)
Iron Mountain, Inc.
8.00%                                   06/15/20 ..............         769           617
John Deere Capital Corp.
4.50%                                   04/03/13 ..............         596           571
Johnson & Johnson
5.85%                                   07/15/38 ..............         754           911

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
JP Morgan Chase & Co.
6.40%  05/15/38 ......................  $        465   $         550
7.00%  11/15/09 ......................           590             596 (h)
JPMorgan Chase Bank
5.88%  06/13/16 ......................           420             419
Kellogg Co.
5.13%  12/03/12 ......................           276             276
Kimberly-Clark Corp.
7.50%  11/01/18 ......................           163             192
Kraft Foods, Inc.
6.75%  02/19/14 ......................           162             168
Kroger Co.
6.15%  01/15/20 ......................           766             756
Lippo Karawaci Finance BV
8.88%  03/09/11 ......................           350             217
LyondellBasell Industries AF SCA
8.38%  08/15/15 ......................           880              22 (b)
Markel Corp.
7.35%  08/15/34 ......................           160             108 (h)
McDonald's Corp.
5.80%  10/15/17 ......................           303             324
6.30%  03/01/38 ......................           429             473
Mediacom LLC / Mediacom
   Capital Corp.
9.50%  01/15/13 ......................           840             634 (h)
Merck & Company, Inc.
5.75%  11/15/36 ......................           170             179 (h)
Merrill Lynch & Company, Inc.
6.05%  08/15/12 ......................           304             300
6.88%  04/25/18 ......................           631             660
MetLife, Inc. (Series A)
6.82%  08/15/18 ......................         1,330           1,267
Metropolitan Life Global Funding I
4.25%  07/30/09 ......................           460             450 (b,h)
Midamerican Energy Holdings Co.
6.13%  04/01/36 ......................           330             307 (h)
Mizuho Financial Group
   Cayman Ltd.
8.38%  12/29/49 ......................           445             415
Morgan Stanley
5.05%  01/21/11 ......................           718             690
6.00%  04/28/15 ......................           500             431
Morgan Stanley (Series F)
6.63%  04/01/18 ......................           300             263

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
Munich Re America Corp.
   (Series B)
7.45%  12/15/26 ......................  $        290   $         304 (h)
Nakilat Inc.
6.07%  12/31/33 ......................           100              67 (b,h)
New York Life Global Funding
5.38%  09/15/13 ......................           320             317 (b)
NGPL PipeCo LLC
7.12%  12/15/17 ......................           318             286 (b)
Norfolk Southern Corp.
8.63%  05/15/10 ......................           465             472 (h)
Northern States Power
6.25%  06/01/36 ......................           190             201 (h)
NorthWestern Corp.
5.88%  11/01/14 ......................           600             553 (h)
NRG Energy, Inc.
7.38%  02/01/16 ......................           770             716
Oncor Electric Delivery Co.
5.95%  09/01/13 ......................         1,081           1,008 (b)
OPTI Canada Inc.
8.25%  12/15/14 ......................           402             217
Oracle Corp.
5.75%  04/15/18 ......................           122             128
Pacific Gas & Electric Co.
5.80%  03/01/37 ......................           165             171
Parker Hannifin Corp.
5.50%  05/15/18 ......................           464             449
Pemex Finance Ltd.
9.03%  02/15/11 ......................           407             415 (h)
Pemex Project Funding
   Master Trust
5.75%  03/01/18 ......................           130             115 (b)
7.88%  02/01/09 ......................           150             150 (h)
PepsiCo, Inc.
5.00%  06/01/18 ......................         1,256           1,302
7.90%  11/01/18 ......................           144             176
Pitney Bowes, Inc.
3.88%  06/15/13 ......................           351             332
Potomac Edison Co.
5.35%  11/15/14 ......................           245             214 (h)
Potomac Electric Power Co.
7.90%  12/15/38 ......................           122             136

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
President and Fellows of
   Harvard College
5.00%  01/15/14 ......................  $        400   $         413 (b)
Procter & Gamble Co.
4.60%  01/15/14 ......................           322             337
5.50%  02/01/34 ......................           163             170
Public Service Company
   of Colorado
7.88%  10/01/12 ......................           495             521 (h)
Puget Sound Energy, Inc.
   (Series A)
6.97%  06/01/67 ......................           545             245 (i)
Rogers Communications, Inc.
6.80%  08/15/18 ......................           838             847
Royal Bank of Scotland
   Group PLC
5.00%  10/01/14 ......................           199             171 (h)
Sabine Pass LNG LP
7.25%  11/30/13 ......................           270             197
7.50%  11/30/16 ......................           515             371
Safeway, Inc.
6.25%  03/15/14 ......................            98              99
Security Benefit Life Insurance
8.75%  05/15/16 ......................           325             237 (b,u)
Skandinaviska Enskilda Banken AB
7.50%  03/29/49 ......................           295             273 (b,h,i)
Southern California Edison Co.
5.50%  08/15/18 ......................           927             969
Sprint Capital Corp.
7.63%  01/30/11 ......................           245             205 (h)
Standard Bank London Holdings
   PLC for NAK Naftogaz Ukrainy
8.13%  09/30/09 ......................           300             133
Standard Chartered Bank
   Hong Kong Ltd.
4.38%  12/03/14 ......................           510             458
Telecom Italia Capital S.A.
6.20%  07/18/11 ......................           506             449
Telefonica Emisiones SAU
5.86%  02/04/13 ......................           450             437
6.22%  07/03/17 ......................           453             446
Tenneco, Inc.
8.63%  11/15/14 ......................           768             292

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
Terex Corp.
8.00%  11/15/17 ......................  $        786   $         668
Tesco PLC
5.50%  11/15/17 ......................           300             278 (b)
Textron Inc.
6.50%  06/01/12 ......................           305             263
The Travelers Companies, Inc.
5.80%  05/15/18 ......................           308             297
Thomson Reuters Corp.
5.95%  07/15/13 ......................           607             565
6.50%  07/15/18 ......................           303             275
TIAA Global Markets Inc.
4.95%  07/15/13 ......................           472             467 (b)
Time Warner Cable, Inc.
6.20%  07/01/13 ......................           562             532
6.75%  07/01/18 ......................           612             589
8.75%  02/14/19 ......................           496             539
TNK-BP Finance S.A.
6.63%  03/20/17 ......................           195              94 (b,h)
TransCanada Pipelines Ltd.
6.50%  08/15/18 ......................           424             416
Transocean, Inc.
6.00%  03/15/18 ......................           305             278
UBS Preferred Funding Trust I
8.62%  10/29/49 ......................           330             199 (i)
Union Electric Co.
6.70%  02/01/19 ......................           370             337
United Technologies Corp.
6.13%  07/15/38 ......................           346             376
Verizon Communications, Inc.
6.90%  04/15/38 ......................           302             340
8.75%  11/01/18 ......................           614             720
Verizon Global Funding Corp.
7.25%  12/01/10 ......................           517             542
Verizon Pennsylvania, Inc.
8.35%  12/15/30 ......................           200             195 (h)
Walgreen Co.
4.88%  08/01/13 ......................         1,105           1,138
Wal-Mart Stores, Inc.
5.80%  02/15/18 ......................           596             659
6.20%  04/15/38 ......................           466             510
Wells Fargo & Co.
5.63%  12/11/17 ......................           155             162

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
Westar Energy, Inc.
7.13%  08/01/09 ......................  $        335   $         332 (h)
Westlake Chemical Corp.
6.63%  01/15/16 ......................           648             376 (h)
Wyeth
5.50%  03/15/13 ......................           860             876
XTO Energy, Inc.
6.38%  06/15/38 ......................           241             213
6.50%  12/15/18 ......................           395             382
                                                                 82,571
NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS -- 7.7%

Banc of America Commercial
   Mortgage Inc.
5.32%  09/10/47 ......................           750             610 (h)
Banc of America Commercial
   Mortgage Inc. (Class A)
5.49%  02/10/51 ......................         1,540           1,127 (h)
Banc of America Commercial
   Mortgage Inc. (Class C)
5.70%  04/10/49 ......................           300              54 (h,i,r)
Banc of America Funding Corp.
5.72%  03/20/36 ......................           261              47 (h,i,r)
5.76%  02/20/36 ......................           453             109 (h,i,r)
Banc of America Mortgage
   Securities Inc. (Class B)
5.35%  01/25/36 ......................           272              90 (h,i)
5.55%  02/25/36 ......................           208              90
Bear Stearns Commercial
   Mortgage Securities
5.41%  03/11/39 ......................           222             194 (h,i)
5.48%  10/12/41 ......................           758             619 (h)
5.53%  10/12/41 ......................           758             528 (h)
5.71%  06/11/40 ......................           460             358
6.02%  02/14/31 ......................           209             209 (h,i)
Bear Stearns Commercial
   Mortgage Securities (Class A)
5.92%  06/11/50 ......................           785             391
Bear Stearns Commercial
   Mortgage Securities (Class D)
5.99%  09/11/42 ......................           100              14 (h,i,r)

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
Citigroup Commercial
   Mortgage Trust
5.70%  12/10/49 ......................  $        460   $         347 (i)
6.10%  12/10/49 ......................           120              93
Commercial Mortgage
   Loan Trust
6.02%  12/10/49 ......................           810             586
Countrywide Alternative
   Loan Trust
5.97%  05/25/36 ......................            97               1 (h,i,r)
6.00%  03/25/36 - 08/25/36 ...........           478              10 (h,r)
Countrywide Alternative Loan
   Trust (Class B)
6.00%  05/25/36 - 08/25/36 ...........           294               5 (h,r)
Countrywide Asset-Backed
   Certificates
1.68%  11/25/35 ......................           262             221 (d,h)
Credit Suisse Mortgage
   Capital Certificates
5.47%  09/15/39 ......................           689             507 (h)
Credit Suisse Mortgage Capital
   Certificates (Class C)
5.65%  02/25/36 ......................           145              21 (h,i,r)
Crusade Global Trust (Class A)
2.04%  09/18/34 ......................            38              36 (h,i)
CS First Boston Mortgage
   Securities Corp.
1.38%  03/15/35 ......................        10,055             143 (h,i,r)
5.25%  08/25/34 ......................           165             151 (h)
5.34%  10/25/35 ......................           249              34 (h,i,r)
6.13%  04/15/37 ......................           520             495 (h)
15.81% 07/15/37 ......................         6,787              98 (d,h,r)
First Horizon Alternative
   Mortgage Securities
   (Class B)
5.98%  05/25/36 ......................            97               2 (h,i,r)
GMAC Commercial Mortgage
   Securities Inc.
6.47%  04/15/34 ......................           288             281 (h)
GMAC Commercial Mortgage
   Securities Inc. (Class X)
15.72% 12/10/41 ......................         9,654             113 (d,h,r)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
Greenwich Capital Commercial
   Funding Corp.
5.12%  04/10/37 ......................  $        626   $         568 (h)
Impac CMB Trust
1.66%  04/25/35 ......................           565             276 (d,h)
Impac CMB Trust (Class 1)
1.76%  10/25/34 ......................           510             293 (d)
Indymac INDA Mortgage
   Loan Trust
5.15%  01/25/36 ......................           100               1 (h,i,r)
Indymac INDA Mortgage Loan
   Trust (Class B)
5.15%  01/25/36 ......................           143              68 (h,i,r)
Interstar Millennium Trust
   (Class A)
2.20%  03/14/36 ......................            57              55 (i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
1.11%  01/12/39 ......................         5,880              99 (h,i,r)
5.44%  06/12/47 ......................           550             397
5.72%  02/15/51 ......................           720             503
6.06%  02/15/51 ......................         1,200             564 (i)
6.07%  02/12/51 ......................           880             623
6.20%  02/12/51 ......................           155              24 (i,r)
6.47%  11/15/35 ......................           457             442 (h)
LB-UBS Commercial
   Mortgage Trust
4.06%  09/15/27 ......................           620             601 (h,i)
5.86%  07/15/40 ......................           440             313 (i)
6.23%  03/15/26 ......................           100              99 (h)
15.64%  01/18/12 .....................         8,942             123 (d,h,r)
16.17%  09/15/39 .....................        19,973             400 (d,h,r)
24.89%  01/15/36 .....................         2,996              96 (d,h,r)
26.09%  03/15/36 .....................         6,875             119 (d,h,r)
27.04%  02/15/40 .....................         8,017              92 (d,h,r)
LB-UBS Commercial Mortgage
   Trust (Class A)
6.13%  12/15/30 ......................           832             798 (h)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%  07/14/16 ......................           103              94 (b,h)
LB-UBS Commercial Mortgage
   Trust (Class F)
6.24%  07/15/40 ......................           280              43 (i,r)

--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
   Trust (Class X)
27.91%  12/15/39 .....................   $     6,776   $          64 (d,h,r)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
1.37%  10/15/17 ......................           391             328 (b,i)
MASTR Alternative Loans Trust
5.00%  08/25/18 ......................           281              27 (g,h,t)
Merrill Lynch Mortgage
   Trust (Class A)
5.61%  05/12/39 ......................           757             652 (h,i)
Merrill Lynch/Countrywide
   Commercial Mortgage Trust
5.42%  08/12/48 ......................           400             182
MLCC Mortgage Investors Inc.
5.38%  02/25/36 ......................           225               7 (h,i)
Morgan Stanley Capital I
1.74%  01/15/21 ......................         1,906           1,182 (b,i)
5.28%  12/15/43 ......................           296             242 (h)
5.33%  12/15/43 ......................           296             223 (h)
5.39%  11/12/41 ......................           848             243 (h,i)
5.44%  02/12/44 ......................           295             202 (b)
5.45%  02/12/44 ......................           150             111 (i)
5.69%  04/15/49 ......................         2,250           1,689 (h,i)
5.71%  07/12/44 ......................           350             252 (h)
5.88%  06/11/49 ......................           580             430
Morgan Stanley Capital I
   (Class A)
5.36%  02/12/44 ......................           500             396
5.81%  12/12/49 ......................           210             157
Morgan Stanley Dean Witter
   Capital I (Class A)
6.54%  02/15/31 ......................           165             163 (h)
MortgageIT Trust (Class A)
1.70%  08/25/35 ......................         2,525           1,262 (d)
National RMBS Trust
1.64%  03/20/34 ......................           110             105 (i)
Nomura Asset Securities Corp.
   (Class A)
6.59%  03/15/30 ......................            55              55 (h)
Puma Finance Ltd. (Class A)
1.63%  03/25/34 ......................            90              80 (h,i)
4.94%  10/11/34 ......................           119             104 (h,i)

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
Residential Accredit Loans Inc.
6.00%                                   01/25/36 ..........   $     384   $        22 (h,r)
6.01%                                   01/25/36 ..........         152            12 (h,i,r)
Residential Funding Mortgage
   Securities I
5.75%                                   01/25/36 ..........         177            46 (h,r)
5.75%                                   01/25/36 ..........          97            23 (h)
Structured Asset Securities
   Corp. (Class X)
2.13%**                                 02/25/28 ..........         436            -- (i,r)
Wachovia Bank Commercial
   Mortgage Trust
5.74%                                   06/15/49 ..........       1,460         1,070 (h,i)
Wachovia Bank Commercial
   Mortgage Trust (Class A)
5.42%                                   01/15/45 ..........         730           569 (i)
Wachovia Bank Commercial
   Mortgage Trust (Class E)
5.90%                                   02/15/51 ..........         875           133 (i,r)
WaMu Mortgage Pass Through
   Certificates
1.73%                                   01/25/45 ..........         435           196 (d,h)
1.74%                                   01/25/45 ..........         209            98 (d)
Wells Fargo Mortgage Backed
   Securities Trust
5.39%                                   08/25/35 ..........         624           385 (h,i)
5.50%                                   01/25/36 ..........         363            97 (h)
Wells Fargo Mortgage Backed
   Securities Trust (Class B)
5.50%                                   03/25/36 ..........         491           122 (h)
                                                                               25,204

SOVEREIGN BONDS -- 1.0%

Banco Nacional de
   Desenvolvimento
   Economico e Social
6.37%                                   06/16/18 ..........         400           380 (b)
Government of Brazil
8.00%                                   01/15/18 ..........         301           337
Government of Canada
7.50%                                   09/15/29 ..........         460           653
Government of Colombia
7.38%                                   09/18/37 ..........         100            98

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                 AMOUNT         VALUE
---------------------------------------------------------------------------------------------
Government of Indonesia
6.88%                                   01/17/18 ..........   $     200   $       166 (b)
7.75%                                   01/17/38 ..........         200           166 (b)
Government of Jamaica
8.00%                                   06/24/19 ..........         100            70
Government of Manitoba
   Canada
4.90%                                   12/06/16 ..........         315           346 (h)
Government of Pakistan
6.75%                                   02/19/09 ..........         380           365
Government of Panama
6.70%                                   01/26/36 ..........         290           261
Government of Venezuela
5.38%                                   08/07/10 ..........         153           119
9.00%                                   05/07/23 ..........         181            72
Republic of Turkey
7.00%                                   03/11/19 ..........         200           193
                                                                                3,226

TOTAL BONDS AND NOTES
   (COST $374,345) ........................................                   349,453

---------------------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.3%
---------------------------------------------------------------------------------------------

GEI Investment Fund .......................................                     1,020 (k)
   (COST $1,855)
TOTAL INVESTMENTS IN SECURITIES
   (COST $376,200) ........................................                   350,473

---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 13.0%
---------------------------------------------------------------------------------------------

GE Money Market Fund
   Institutional Class
1.02% .....................................................                    42,701 (d,q)
   (COST $42,701)
TOTAL INVESTMENTS
   (COST $418,901) ........................................                   393,174
LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (19.5)% .................................                   (64,261)
                                                                          -----------

NET ASSETS -- 100.0% ......................................               $   328,913
                                                                          ===========

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN INCOME FUND                    (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at December 31, 2008;

                                              NUMBER     CURRENT     UNREALIZED
                               EXPIRATION       OF      NOTIONAL   APPRECIATION/
DESCRIPTION                       DATE      CONTRACTS     VALUE     DEPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
   Notes 2 Yr.
   Futures                     March 2009      186      $ 40,560   $        288

The Elfun Income Fund had the following Short futures contracts open at December 31, 2008;

                                              NUMBER     CURRENT     UNREALIZED
                               EXPIRATION       OF      NOTIONAL   APPRECIATION/
DESCRIPTION                       DATE      CONTRACTS     VALUE     DEPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
   Notes 10 Yr.
   Futures                     March 2009      80       $(10,060)  $         121
                                                                   -------------
                                                                   $         409
                                                                   =============

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

--------------------------------------------------------------------------------
Elfun Money Market Fund
--------------------------------------------------------------------------------

[PHOTO]
MICHAEL E. MARTINI

THE ELFUN MONEY MARKET FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES JAMES C. GANNON, MICHAEL E. MARTINI (PICTURED TO THE LEFT) AND ANDREW
A. MASELLI. THE TEAM IS LED BY MR. MARTINI, WHO IS VESTED WITH OVERSIGHT AUTHORITY. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 104.

Q. HOW DID THE ELFUN MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2008?

A. For the twelve-month period ended December 31, 2008, the Elfun Money Market Fund returned 2.57%. The 90-Day U.S. Treasury Bill, the Fund's benchmark, returned 1.39% and the Fund's Lipper peer group of 328 Money Market funds returned an average of 2.04% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDING DECEMBER 31, 2008.

A. According to the National Bureau of Economic Research, the U.S. economy entered into recession in December of 2007, although the domestic GDP growth rate did not turn negative until the third quarter of 2008. While investors' equity portfolios were decimated in 2008 by negative returns not seen since the Great Depression, bond portfolios, albeit those not heavily weighted in credit sensitive sectors, produced low but positive total returns. Financial markets remained resilient after the collapse of Bear Stearns in March and its Fed-facilitated buyout by JPMorgan, however, the housing market continued to deteriorate deepening the recession in the second half. Financial markets nearly froze in a credit/liquidity crisis beginning in September after a confluence of events including: the U.S. Treasury placing Fannie Mae and Freddie Mac under conservatorship; Lehman Brothers filing for bankruptcy; and the government bailout of AIG. The Federal Reserve led by Dr. Ben Bernanke and the U.S. Treasury led by Secretary Henry Paulson initiated a number of government programs aimed at stabilizing the financial system including purchase programs for money market assets, consumer loans and mortgages, debt guarantees and the $700B Troubled Assets Relief Program (TARP), which was first designed to buy mortgage-related securities, but has so far been used to inject capital into U.S. banks in exchange for preferred shares and warrants.

      Amidst a deepening recession and fear of deflation, the Federal Reserve accelerated its easing policy by lowering the fed funds target to 0%-0.25% in December, a drop of 425 bps from the beginning of the year. Interest rates fell dramatically, particularly in the fourth quarter, while credit spreads widened to record levels as investors lost confidence in risky assets and fled to the safety of U.S. Treasuries. 3-month Treasury Bills fell 316 bps to 0.08%, reaching negative yields at the height of the credit crisis. 2 and 10-year

--------------------------------------------------------------------------------
                                                                             Q&A
--------------------------------------------------------------------------------

      note yields fell 228 and 181 bps respectively to 0.76% and 2.21%. High-grade credit spreads widened 310 bps to 490 bps over U.S. Treasuries during the year and high yield credit spreads widened from 570 bps to 1670 bps reflecting increased expectation of defaults.

Q.    WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary driver of Fund performance was the Fund's emphasis on government securities. As short-term credit markets seized up in the aftermath of Lehman Brothers' bankruptcy and the announcement of a few money market funds "breaking the buck" in September, corporate and asset-backed commercial paper underperformed significantly.

--------------------------------------------------------------------------------
Elfun Money Market Fund
--------------------------------------------------------------------------------

                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

JULY 1, 2008 - DECEMBER 31, 2008

--------------------------------------------------------------------------------
                           ACCOUNT VALUE AT    ACCOUNT VALUE       EXPENSES
                           THE BEGINNING OF    AT THE END OF     PAID DURING
                            THE PERIOD ($)    THE PERIOD ($)   THE PERIOD ($)*
--------------------------------------------------------------------------------
Actual Fund Return**            1,000.00         1,009.96            1.17

Hypothetical 5% Return
   (2.5% for the period)        1,000.00         1,023.70            1.17
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.23% (FOR THE PERIOD BETWEEN JULY 1, 2008 - DECEMBER 31, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE SIX MONTH PERIOD).

**    ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 WAS:
      (+1.00)%.

--------------------------------------------------------------------------------
Elfun Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

            Elfun Money Market Fund    90 Day U.S. T-Bill
   12/98            $ 10,000              $ 10,000
   12/99            $ 10,511              $ 10,477
   12/00            $ 11,184              $ 11,107
   12/01            $ 11,650              $ 11,491
   12/02            $ 11,874              $ 11,679
   12/03            $ 11,994              $ 11,798
   12/04            $ 12,132              $ 11,963
   12/05            $ 12,496              $ 12,348
   12/06            $ 13,112              $ 12,945
   12/07            $ 13,799              $ 13,523
   12/08            $ 14,154              $ 13,710

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                         ONE     FIVE    TEN
                                                         YEAR    YEAR    YEAR
--------------------------------------------------------------------------------
Elfun Money Market Fund                                 2.57%   3.37%   3.53%

90 Day U.S. T-Bill                                      1.39%   3.05%   3.21%

--------------------------------------------------------------------------------

                          LIPPER PERFORMANCE COMPARISON
                             MONEY MARKET PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/08

                                                         ONE     FIVE    TEN
                                                         YEAR    YEAR   YEAR
Fund's rank in peer group: ..........................     54       8       2

Number of Funds in peer group: ......................    328     286     199

Peer group average annual total return: .............   2.04%   2.72%   2.89%

Lipper categories in peer group: Money Market

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         FUND YIELD AT DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                                      IBC'S
                                                           FUND    MONEY FUND*
--------------------------------------------------------------------------------
7-day current                                             1.19%+      0.76%
--------------------------------------------------------------------------------
7-day effective                                           1.20%       0.76%
--------------------------------------------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE ELFUN MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.
--------------------------------------------------------------------------------

                               INVESTMENT PROFILE
      A Fund designed for investors who seek a high level of current income consistent with prudent investment management and the preservation of capital by investing primarily in short-term, U.S. dollar denominated money market instruments.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE ELFUN MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. NOTWITHSTANDING THE PRECEDING STATEMENTS, FUND UNITHOLDERS WILL BE GUARANTEED TO RECEIVE $1.00 NET ASSET VALUE PER UNIT FOR AMOUNTS THAT THEY HELD AS OF SEPTEMBER 19, 2008, SUBJECT TO THE TERMS OF THE U.S. TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS (U.S. TREASURY MONEY MARKET GUARANTEE PROGRAM) AND ONLY AS LONG AS THE FUND CONTINUES TO PARTICIPATE IN THE PROGRAM. FOR MORE INFORMATION ABOUT THE U.S. TREASURY MONEY MARKET GUARANTEE PROGRAM AND THE FUND'S PARTICIPATION IN THE PROGRAM, PLEASE SEE NOTE 6 OF THE NOTES TO FINANCIAL STATEMENTS ON PAGE 95, AND THE FUND'S MOST CURRENT PROSPECTUS.

--------------------------------------------------------------------------------

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT DECEMBER 31, 2008.

*     IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD FOR ALL MAJOR MONEY MARKET
      FUNDS.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN MONEY MARKET FUND              (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ELFUN MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $284,425 AS OF DECEMBER 31, 2008.

                                   [PIE CHART]

Time Deposit                                                                2.0%
Commercial Paper                                                           32.3%
Certificates Of Deposit                                                    27.5%
U.S. Governments                                                           21.7%
Repurchase Agreements                                                      10.0%
Corporate Notes                                                             6.5%

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL     AMORTIZED
                                                                 AMOUNT          COST
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 99.7%+
-----------------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 21.6%(v)

U.S. AGENCIES

Federal Home Loan Bank
2.52%                                   04/21/09 ..........   $   5,080   $     5,080
FHLB Disc Corp
0.25%                                   05/15/09 ..........       4,640         4,636 (d)
1.00%                                   02/23/09 ..........       6,510         6,500 (d)
2.41%                                   01/14/09 ..........       5,970         5,965 (d)
FNMA Discount
0.47%                                   06/10/09 ..........       8,400         8,382 (d)
1.05%                                   03/09/09 ..........       6,270         6,258 (d)
1.91%                                   01/20/09 ..........       4,000         3,996 (d)
2.06%                                   03/02/09 ..........       6,340         6,318 (d)
Freddie Discount
1.11%                                   03/11/09 ..........       5,650         5,638 (d)
2.71%                                   02/02/09 ..........       2,560         2,554 (d)
1.96%                                   01/12/09 ..........       6,340         6,336 (d)
                                                                               61,663

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL     AMORTIZED
                                                                 AMOUNT          COST
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 32.2%

Abbey National North
   America LLC
0.13%                                   01/02/09 ..........   $   9,000   $     9,000 (d)
1.50%                                   03/02/09 ..........       2,260         2,254
Bank of America Corp.
3.10%                                   02/12/09 ..........       9,460         9,426
BP Capital Markets PLC
1.58%                                   01/08/09 ..........       5,670         5,668 (b)
Calyon North America Inc.
0.25%                                   01/02/09 ..........       3,500         3,500 (d)
CBA Delaware Finance Inc.
1.83%                                   01/28/09 ..........       6,680         6,671
1.08%                                   03/17/09 ..........       3,940         3,931
ConocoPhillips
1.30%                                   01/29/09 ..........       5,660         5,654 (b)
Danske Corp.
1.30%                                   01/12/09 ..........       4,800         4,798 (b)
1.49%                                   02/17/09 ..........       5,820         5,809 (b)
HSBC USA Inc
0.30%                                   01/21/09 ..........       4,870         4,869 (d)
1.87%                                   01/21/09 ..........       5,690         5,684 (d)
ING US Funding LLC
1.90%                                   01/15/09 ..........       7,070         7,065
Royal Bank Of Scotland PLC
2.74%                                   01/30/09 ..........       7,670         7,653
Societe Generale
   North America Inc.
1.39%                                   03/16/09 ..........       2,850         2,842
Westpac Banking Corp.
1.90%                                   02/18/09 ..........       7,110         7,092
                                                                               91,916

REPURCHASE AGREEMENTS -- 9.9%

Barclays Bank Gov Agcy Repo
   0.04% dated 12/31/08, to be
   repurchased at $4,200 on
   01/02/09 collateralized by $4,284
   U.S. Government Agency Bonds,
   3.85%, maturing 04/17/13.
   01/02/09 ...............................................       4,200         4,200

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

ELFUN MONEY MARKET FUND              (dollars in thousands) -- December 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL     AMORTIZED
                                                                 AMOUNT          COST
-----------------------------------------------------------------------------------------
Deutsche Bank Gov Agcy Repo
   0.05% dated 12/31/08, to be
   repurchased at $8,400 on
   01/02/09 collateralized by $8,569
   U.S. Government Agency Bonds,
   5.25%, maturing 07/18/11.
   01/02/09 ...............................................   $   8,400   $     8,400
Goldman Sachs Gov Agcy Repo
   0.01% dated 12/31/08, to be
   repurchased at $15,700 on
   01/02/09 collateralized by $16,014
   U.S. Government Agency Bonds,
   3.00%, maturing 07/15/12.
   01/02/09 ...............................................      15,700        15,700
                                                                               28,300

CERTIFICATES OF DEPOSIT -- 27.5%

Bank Of Nova Scotia Houston
1.40%                                   01/07/09 ..........       5,640         5,640
Barclays Bank PLC NY
2.25%                                   02/10/09 ..........       8,470         8,470
BNP Paribas NY
1.68%                                   02/05/09 ..........       3,490         3,490
2.38%                                   01/06/09 ..........       7,090         7,090
Calyon NY
3.88%                                   01/27/09 ..........       7,670         7,670
Chase Bank USA NA
2.50%                                   02/06/09 ..........       6,170         6,170
Lloyds TSB Bank PLC NY
2.05%                                   03/02/09 ..........       6,140         6,140
Rabobank Nederland NY
0.50%                                   03/19/09 ..........       7,100         7,100
3.80%                                   01/05/09 ..........       4,000         4,000
Royal Bank Of Canada NY
1.69%                                   02/04/09 ..........       8,480         8,480
Societe Generale NY
2.20%                                   03/03/09 ..........       8,350         8,350
Toronto-Dominion Bank NY
1.75%                                   01/22/09 ..........       5,700         5,700
                                                                               78,300

-----------------------------------------------------------------------------------------
                                                              PRINCIPAL     AMORTIZED
                                                                 AMOUNT          COST
-----------------------------------------------------------------------------------------
CORPORATE NOTES -- 6.5%

Bank of Montreal Chicago
1.82%                                   01/12/09 ..........   $   6,070   $     6,070 (i)
Barclays Bank PLC NY
2.42%                                   02/26/09 ..........       3,000         3,004 (i)
Toyota Motor Credit Corp
1.22%                                   09/15/09 ..........       9,470         9,470 (i)
                                                                               18,544

TIME DEPOSIT -- 2.0%

State Street Corp.
0.01%                                   01/02/09 ..........       5,701         5,701 (e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $284,424) ........................................                   284,424

OTHER ASSETS AND LIABILITIES,
   NET -- 0.3% ............................................                       965
                                                                          -----------

NET ASSETS -- 100% ........................................               $   285,389
                                                                          ===========

----------
See Notes to Schedules of Investments on page 76 and Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Schedules of Investments
--------------------------------------------------------------------------------
(dollars in thousands) --  December 31, 2008

(a)   Non-income producing security.

(b) Pursuant to Rule 144A or Section 4(2) of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $2,721; $12,861; $ 11,879 and $21,929; or 1.42%,
      0.79%, 3.61% and 7.68% of net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Fund, Elfun Income Fund, and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield. For the GE Money Market Fund, rate represents 7-day yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.

(j)   All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Funds, also serves as investment adviser of the GEI Investment Fund.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Pre-refunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31, 2008 (as a percentage of net assets) as follows:

               AMBAC                    11.17%
               MBIA                     10.52%
               FSA                      10.14%

(o)   Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r) Illiquid Securities. At December 31, 2008, these securities amounted to $4,119 and $12,647 or 2.15% and 3.84% of net assets for the Elfun Diversified and Elfun Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(s) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(t) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(u)   Fair valued securities.

(v) On September 7, 2008 the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

+     Percentages are based on net assets as of December 31, 2008.

*     Less than 0.1%

**    Amount is less than $500

ABBREVIATIONS:

   ADR    --  American Depositary Receipt
   AMBAC  --  AMBAC Indemnity Corporation
   FGIC   --  Financial Guaranty Insurance Corporation
   FSA    --  Financial Security Assurance
   GDR    --  Global Depositary Receipt
   MBIA   --  Municipal Bond Investors Assurance Corporation
   NY     --  New York
   Regd.  --  Registered
   REIT   --  Real Estate Investment Trust
   REMIC  --  Estate Mortgage Investment Conduit
   SPDR   --  Standard & Poor's Depository Receipts
   STRIPS --  Separate Trading of Registered Interest and Principal of Security

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN INTERNATIONAL EQUITY FUND                            2008             2007             2006          2005          2004
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --               --               --            --        1/1/88
Net asset value, beginning of year ..............   $     28.32      $     25.69      $     21.82   $     18.57   $     16.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................          0.77             0.63             0.51          0.42          0.34
   Net realized and unrealized
     gains (losses) on investments ..............        (13.26)            5.45             5.16          3.24          2.39
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..        (12.49)            6.08             5.67          3.66          2.73
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................          0.74             0.61             0.52          0.41          0.33
   Net realized gains ...........................          0.44             2.84             1.28            --            --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................          1.18             3.45             1.80          0.41          0.33
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................   $     14.65      $     28.32      $     25.69   $     21.82   $     18.57
==============================================================================================================================
TOTAL RETURN(A) .................................        (44.15)%          23.78%           26.03%        19.69%        16.90%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) .......   $   248,781      $   483,850      $   385,518   $   287,527   $   239,329
   Ratios to average net assets:
      Net investment income .....................          3.10%            2.23%            2.11%         2.16%         2.01%
      Net expenses ..............................          0.44%(c)         0.20%            0.18%         0.23%         0.31%
      Gross expenses ............................          0.45%            0.20%            0.18%         0.23%         0.32%
   Portfolio turnover rate ......................            41%              31%              30%           42%           38%
------------------------------------------------------------------------------------------------------------------------------

ELFUN TRUSTS                                               2008             2007             2006          2005          2004
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --               --               --            --       5/27/35
Net asset value, beginning of year ..............   $     48.73      $     51.58      $     50.74   $     55.13   $     55.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................          0.49             0.61             0.69          0.62          0.76
   Net realized and unrealized
     gains (losses) on investments ..............        (17.35)            2.01             5.97         (0.14)         3.63
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..        (16.86)            2.62             6.66          0.48          4.39
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................          0.49             0.61             0.70          0.64          0.76
   Return of Capital ............................          0.02               --               --            --            --
   Net realized gains ...........................          1.13             4.86             5.12          4.23          3.78
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................          1.64             5.47             5.82          4.87          4.54
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................   $     30.23      $     48.73      $     51.58   $     50.74   $     55.13
==============================================================================================================================
TOTAL RETURN(A) .................................        (34.53)%           5.05%           13.10%         0.80%         7.94%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) .......   $ 1,314,686      $ 2,199,017      $ 2,302,024   $ 2,273,709   $ 2,444,850
   Ratios to average net assets:
     Net investment income ......................          1.10%            1.10%            1.29%         1.12%         1.34%
     Net expenses ...............................          0.21%(c)         0.12%            0.13%         0.11%         0.15%
     Gross expenses .............................          0.22%            0.12%            0.13%         0.11%         0.15%
   Portfolio turnover rate ......................            20%              12%              14%           13%           13%

----------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN DIVERSIFIED FUND                                     2008             2007             2006          2005          2004
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --               --               --            --        1/1/88
Net asset value, beginning of year ..............   $     19.80      $     20.15      $     18.74   $     19.43   $     19.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................          0.42             0.50             0.50          0.44          0.42
   Net realized and unrealized
     gains (losses) on investments ..............         (6.41)            1.26             2.24          0.35          1.26
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..         (5.99)            1.76             2.74          0.79          1.68
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................          0.40             0.49             0.50          0.44          0.42
   Net realized gains ...........................            --             1.62             0.83          1.04          1.17
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................          0.40             2.11             1.33          1.48          1.59
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................   $     13.41      $     19.80      $     20.15   $     18.74   $     19.43
==============================================================================================================================
TOTAL RETURN(A) .................................        (30.23)%           8.74%(B)        14.60%         4.02%         8.70%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) .......   $   191,347      $   292,224      $   283,069   $   259,930   $   256,472
   Ratios to average net assets:
     Net investment income ......................          2.35%            2.31%            2.45%         2.21%         2.13%
     Net expenses ...............................          0.31%(c)         0.20%            0.20%         0.22%         0.23%
     Gross expenses .............................          0.33%            0.20%            0.20%         0.22%         0.24%
   Portfolio turnover rate ......................           180%             171%             119%          118%          138%
------------------------------------------------------------------------------------------------------------------------------

ELFUN TAX-EXEMPT INCOME FUND                               2008             2007             2006          2005          2004
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --               --               --            --        1/1/80
Net asset value, beginning of year ..............   $     11.54      $     11.74      $     11.75   $     11.91   $     12.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................          0.53             0.54             0.54          0.54          0.55
   Net realized and unrealized
     gains (losses) on investments ..............         (0.81)           (0.20)            0.01         (0.12)        (0.03)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .........         (0.28)            0.34             0.55          0.42          0.52
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................          0.53             0.54             0.54          0.54          0.55
   Net realized gains ...........................            --             0.00*            0.02          0.04          0.06
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................          0.53             0.54             0.56          0.58          0.61
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................   $     10.73      $     11.54      $     11.74   $     11.75   $     11.91
==============================================================================================================================
TOTAL RETURN(A) .................................         (2.51)%           2.96%            4.83%         3.64%         4.49%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) .......   $ 1,623,597      $ 1,757,490      $ 1,771,290   $ 1,741,535   $ 1,697,548
   Ratios to average net assets:
     Net investment income ......................          4.72%            4.63%            4.64%         4.56%         4.60%
     Net expenses ...............................          0.12%            0.12%            0.12%         0.13%         0.12%
     Gross expenses .............................          0.12%            0.12%            0.12%         0.13%         0.12%
   Portfolio turnover rate ......................            37%              39%              36%           32%           32%

----------
See Notes to Financial Highlights and Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN INCOME FUND                                          2008             2007             2006          2005          2004
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --               --               --            --      12/31/84
Net asset value, beginning of year ..............   $     11.09      $     11.05      $     11.14   $     11.42   $     11.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................          0.52             0.61             0.59          0.54          0.46
   Net realized and unrealized
     gains (losses) on investments ..............         (0.74)            0.05            (0.09)        (0.25)        (0.00)*
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .........         (0.22)            0.66             0.50          0.29          0.46
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................          0.52             0.62             0.59          0.53          0.46
   Net realized gains ...........................            --             0.00*              --          0.04          0.18
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................          0.52             0.62             0.59          0.57          0.64
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................   $     10.35      $     11.09      $     11.05   $     11.14   $     11.42
===============================================================================================================================
TOTAL RETURN(A) .................................         (2.01)%           6.16%            4.69%         2.58%         4.07%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) .......   $   328,913      $   363,695      $   363,142   $   385,076   $   396,359
   Ratios to average net assets:
     Net investment income ......................          4.88%            5.58%            5.41%         4.74%         3.99%
     Net expenses ...............................          0.16%(c)         0.20%            0.19%         0.21%         0.19%
     Gross expenses .............................          0.20%            0.20%            0.19%         0.21%         0.19%
   Portfolio turnover rate ......................           451%             432%             328%          317%          351%
-------------------------------------------------------------------------------------------------------------------------------

ELFUN MONEY MARKET FUND                                    2008             2007             2006          2005          2004
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --               --               --            --       6/13/90
Net asset value, beginning of year ..............   $      1.00      $      1.00      $      1.00   $      1.00   $      1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ........................          0.03             0.05             0.05          0.03          0.01
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .........          0.03             0.05             0.05          0.03          0.01
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................          0.03             0.05             0.05          0.03          0.01
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................          0.03             0.05             0.05          0.03          0.01
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................   $      1.00      $      1.00      $      1.00   $      1.00   $      1.00
===============================================================================================================================
TOTAL RETURN(A) .................................          2.57%            5.24%            4.93%         3.00%         1.15%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) .......   $   285,389      $   327,766      $   306,582   $   313,641   $   315,279
   Ratios to average net assets:
     Net investment income ......................          2.57%            5.12%            4.87%         3.06%         1.24%
     Net expenses ...............................          0.19%            0.18%            0.18%         0.19%         0.18%
     Gross expenses .............................          0.19%            0.18%            0.18%         0.19%         0.18%

----------
NOTES TO FINANCIAL HIGHLIGHTS

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND ASSUME NO SALES CHARGE.

(B) THE TOTAL RETURN INCLUDES03% RELATED TO THE PURCHASE AND SALES OF INITIAL PUBLIC OFFERINGS.

(C) REFLECTS GEAM'S WAIVER OF A PORTION OF THE FUND'S MANAGEMENT EXPENSES IN AN AMOUNT EQUAL TO THE MANAGEMENT FEE EARNED BY GEAM WITH RESPECT TO THE FUND'S INVESTMENT IN THE GE FUNDS - GE MONEY MARKET FUND.

*     LESS THAN 0.01 PER SHARE.

----------
See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS                                                                            ELFUN
AND LIABILITIES DECEMBER 31, 2008                                                           INTERNATIONAL      ELFUN
(AMOUNTS IN THOUSANDS)                                                                       EQUITY FUND       TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $316,222; $1,362,465;
     $215,943; $1,628,379; $374,345 and $0 respectively) ................................   $     237,835   $ 1,286,785
   Investments in affiliated securities, at market (at cost $177;
     $816; $367; $501; $1,855 and $0 respectively) ......................................              98           449
   Short-term Investments (at amortized cost) ...........................................              --            --
   Short-term affiliated investments (at amortized cost) ................................          10,343        26,850
   Repurchase Agreements ................................................................              --            --
   Foreign currency (cost $10; $0; $8; $0; $0; and $0, respectively) ....................              10            --
   Receivable for investments sold ......................................................              --            --
   Income receivables ...................................................................             465         2,255
   Receivable for fund shares sold ......................................................              88           236
   Variation margin receivable ..........................................................              68            --
   Receivable from GEAM .................................................................              --            --
   Other assets .........................................................................             399            37
-------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS .......................................................................         249,306     1,316,612
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to unitholders ..................................................               5             6
   Payable for investments purchased ....................................................              --            --
   Payable for fund units redeemed ......................................................             258           666
   Payable to GEAM ......................................................................             183         1,195
   Accrued other expenses ...............................................................              55            --
   Variation margin payable .............................................................               1            --
   Interest/Dividend payable ............................................................               1            --
   Other liabilities ....................................................................              22            59
-------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES ..................................................................             525         1,926
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $     248,781   $ 1,314,686
=========================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ......................................................................         330,943     1,391,027
   Undistributed (distribution in excess of)
     net investment income ..............................................................             352            --
   Accumulated net realized loss ........................................................          (4,067)         (294)
   Net unrealized appreciation/(depreciation) on:
     Investments ........................................................................         (78,466)      (76,047)
     Futures ............................................................................              34            --
     Foreign currency related transactions ..............................................             (15)           --
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..............................................................................   $     248,781   $ 1,314,686
-------------------------------------------------------------------------------------------------------------------------
Units outstanding (Par value $10; $10; $10; $10; $10; and $1,
   respectively; unlimited shares authorized) ...........................................          16,986        43,483
Net asset value, offering and redemption price per unit .................................   $       14.65        $30.23

----------
See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS   ELFUN                                                    ELFUN         ELFUN                        ELFUN
AND LIABILITIES DECEMBER 31, 2008                                            DIVERSIFIED    TAX-EXEMPT      ELFUN      MONEY MARKET
(AMOUNTS IN THOUSANDS)                                                           FUND      INCOME FUND   INCOME FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $316,222; $1,362,465;
     $215,943; $1,628,379; $374,345 and $0 respectively) .................   $   163,287   $ 1,560,341   $   349,453   $         --
   Investments in affiliated securities, at market (at cost $177;
     $816; $367; $501; $1,855 and $0 respectively) .......................           202           275         1,020             --
   Short-term Investments (at amortized cost) ............................            --            --            --        256,124
   Short-term affiliated investments (at amortized cost) .................        38,111        46,529        42,701             --
   Repurchase Agreements .................................................            --            --            --         28,300
   Foreign currency (cost $10; $0; $8; $0; $0; and $0,
     respectively) .......................................................             8            --            --             --
   Receivable for investments sold .......................................         1,703            --        10,652             --
   Income receivables ....................................................           771        23,424         3,226            242
   Receivable for fund shares sold .......................................            23           159           173          1,270
   Variation margin receivable ...........................................            12            --           118             --
   Receivable from GEAM ..................................................           320            --            --            211
   Other assets ..........................................................            42            --           157             19
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS ........................................................       204,479     1,630,728       407,500        286,166
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to unitholders ...................................             2         2,118           379             39
   Payable for investments purchased .....................................        12,942         3,835        77,792             --
   Payable for fund units redeemed .......................................           159           325            81            709
   Payable to GEAM .......................................................            --           703           316             --
   Accrued other expenses ................................................             2            92            --             29
   Variation margin payable ..............................................            --            --            --             --
   Interest/Dividend payable .............................................            --            --            --             --
   Other liabilities .....................................................            27            58            19             --
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES ...................................................        13,132         7,131        78,587            777
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................   $   191,347   $ 1,623,597   $   328,913   $    285,389
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .......................................................       244,164     1,698,060       363,706        285,596
   Undistributed (distribution in excess of)
     net investment income ...............................................            74            --           793              1
   Accumulated net realized loss .........................................          (116)       (6,199)      (10,268)          (208)
   Net unrealized appreciation/(depreciation) on:
     Investments .........................................................       (52,821)      (68,264)      (25,727)            --
     Futures .............................................................            51            --           409             --
     Foreign currency related transactions ...............................            (5)           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................   $   191,347   $ 1,623,597   $   328,913   $    285,389
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding (Par value $10; $10; $10; $10; $10; and $1,
   respectively; unlimited shares authorized) ............................        14,271       151,308        31,772        285,609
Net asset value, offering and redemption price per unit ..................   $     13.41   $     10.73   $     10.35   $       1.00

--------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                                         ELFUN
FOR THE YEAR ENDED DECEMBER 31, 2008                                         INTERNATIONAL     ELFUN
(AMOUNTS IN THOUSANDS)                                                        EQUITY FUND      TRUSTS
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends ..........................................................     $  14,757     $   23,216
      Interest* ..........................................................           126             78
      Interest from affliated investments** ..............................           278          1,080
      Less: Foreign taxes withheld .......................................        (1,216)            --
--------------------------------------------------------------------------------------------------------
   TOTAL INCOME ..........................................................        13,945         24,374
--------------------------------------------------------------------------------------------------------

   EXPENSES:
      Administration expenses ............................................         1,225          2,796
      Unitholder servicing agent expenses ................................            81            261
      Transfer agent expenses ............................................           200            654
      Custody and accounting expenses ....................................           180            132
      Professional fees ..................................................            24             66
      Registration, filing, printing and miscellaneous expenses ..........            54            157
--------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES .....................................................         1,764          4,066
      Less: Expenses Waived or borne by the adviser ......................           (24)          (105)
      Net expenses .......................................................         1,740          3,961
--------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .................................................        12,205         20,413
========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS

   REALIZED GAIN (LOSS) ON:
      Investments ........................................................         7,392         45,849
      Futures ............................................................          (892)            --
      Foreign currency related transactions ..............................          (477)            --

   INCREASE (DECREASE) IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments ........................................................      (231,641)      (795,454)
      Futures ............................................................            97             --
      Foreign currency related transactions ..............................           (20)            --
--------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments .......................      (225,541)      (749,605)
--------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......    $ (213,336)    $ (729,192)
========================================================================================================

 * Income attributable to securities lending activity, net of rebate expenses, for the Elfun Income Fund was $787.

** Income attributable to securities lending activity, net of rebate, for Elfun Income Fund was $474.

----------
See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                               ELFUN         ELFUN                        ELFUN
FOR THE YEAR ENDED DECEMBER 31, 2008                DIVERSIFIED    TAX-EXEMPT      ELFUN      MONEY MARKET
(AMOUNTS IN THOUSANDS)                                  FUND      INCOME FUND   INCOME FUND       FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends .................................    $   3,502    $       --     $      --      $     --
      Interest* .................................        2,789        83,825        15,806         8,683
      Interest from affliated investments** .....          544           161         1,842            --
      Less: Foreign taxes withheld ..............         (167)           --            --            --
-----------------------------------------------------------------------------------------------------------
   TOTAL INCOME .................................        6,668        83,986        17,648         8,683
-----------------------------------------------------------------------------------------------------------

   EXPENSES:
      Administration expenses ...................          413         1,319           272           249
      Unitholder servicing agent expenses .......           54           110            61            54
      Transfer agent expenses ...................          135           278           152           133
      Custody and accounting expenses ...........          117           117           125            47
      Professional fees .........................           62            55            22            20
      Registration, filing, printing and
        miscellaneous expenses ..................           48           134            55            99
-----------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES ............................          829         2,013           687           602
      Less: Expenses Waived or borne by the
        adviser .................................          (58)           --          (143)           --
      Net expenses ..............................          771         2,013           544           602
-----------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ........................        5,897        81,973        17,104         8,081
===========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)ON
   INVESTMENTS

   REALIZED GAIN (LOSS) ON:
      Investments ...............................         (793)       (5,111)       (4,143)         (208)
      Futures ...................................          890            --           236            --
      Foreign currency related transactions .....         (165)           --            63            --

   INCREASE (DECREASE) IN UNREALIZED
     APPRECIATION/(DEPRECIATION) ON:
      Investments ...............................      (92,881)     (123,349)      (20,782)           --
      Futures ...................................          127            --           358            --
      Foreign currency related transactions .....           (7)           --           (37)           --
-----------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on
     investments ................................      (92,829)     (128,460)      (24,305)         (208)
-----------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..................    $ (86,932)   $  (46,487)    $  (7,201)      $ 7,873
===========================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                                     ELFUN
IN NET ASSETS FOR THE YEARS ENDED                                                     INTERNATIONAL                ELFUN
DECEMBER 31, 2008 AND 2007 (AMOUNTS IN THOUSANDS)                                       EQUITY FUND                TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    2008         2007        2008           2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..................................................   $   12,205   $   9,757   $    20,413   $    25,405
      Net realized gain (loss) on investments, futures, and foreign
         currency related transactions .......................................        6,023      43,590        45,849       200,810
      Net increase (decrease) in unrealized appreciation/(depreciation)
         on investments, futures and foreign currency related transactions ...     (231,564)     39,326      (795,454)     (111,610)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations ................................     (213,336)     92,673      (729,192)      114,605
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income ..................................................      (11,764)     (9,300)      (20,393)      (25,190)
      Return of Capital ......................................................           --          --          (831)           --
      Net realized gains .....................................................       (7,022)    (43,535)      (47,329)     (202,395)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................................................      (18,786)    (52,835)      (68,553)     (227,585)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions .......     (232,122)     39,838      (797,745)     (112,980)
------------------------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units ............................................       40,614      47,920        34,480        35,365
      Value of distributions reinvested ......................................       16,479      46,994        51,476       170,557
      Cost of units redeemed .................................................      (60,040)    (36,420)     (172,542)     (195,949)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions ............................       (2,947)     58,494       (86,586)        9,973
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...................................     (235,069)     98,332      (884,331)     (103,007)

NET ASSETS
   Beginning of year .........................................................      483,850     385,518     2,199,017     2,302,024
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR ...............................................................   $  248,781   $ 483,850   $ 1,314,686   $ 2,199,017
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END
   OF YEAR ...................................................................   $      352   $     388   $        --   $       575

------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND UNITS
------------------------------------------------------------------------------------------------------------------------------------
Units sold by subscription ...................................................        1,672       1,688           837           674
Issued for distribution reinvested ...........................................        1,108       1,674         1,735         3,491
Units redeemed ...............................................................       (2,878)     (1,286)       (4,216)       (3,668)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units ........................................          (98)      2,076        (1,644)          497
====================================================================================================================================

----------
See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                                     ELFUN                     ELFUN
IN NET ASSETS FOR THE YEARS ENDED                                                       DIVERSIFIED              TAX-EXEMPT
DECEMBER 31, 2008 AND 2007 (AMOUNTS IN THOUSANDS)                                          FUND                  INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    2008         2007        2008           2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..................................................   $    5,897   $   6,723   $    81,973   $    82,004
      Net realized gain (loss) on investments, futures, and foreign
         currency related transactions .......................................          (68)     21,473        (5,111)       (1,087)
      Net increase (decrease) in unrealized
         appreciation/(depreciation) on investments, futures and
         foreign currency related transactions ...............................      (92,761)     (3,894)     (123,349)      (29,673)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations ................................      (86,932)     24,302       (46,487)       51,244
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income ..................................................       (5,618)     (6,593)      (82,012)      (82,004)
      Return of Capital ......................................................           --          --            --            --
      Net realized gains .....................................................           --     (21,725)           --          (244)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .......................................................       (5,618)    (28,318)      (82,012)      (82,248)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions .......      (92,550)     (4,015)     (128,499)      (31,004)
------------------------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units ............................................       14,407      16,479       124,398       110,110
      Value of distributions reinvested ......................................        4,807      24,452        56,912        56,680
      Cost of units redeemed .................................................      (27,541)    (27,760)     (186,704)     (149,586)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions ............................       (8,327)     13,171        (5,394)       17,204
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...................................     (100,877)      9,155      (133,893)      (13,800)

NET ASSETS
   Beginning of year .........................................................      292,224     283,069     1,757,490     1,771,290
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR ...............................................................   $  191,347   $ 292,224   $ 1,623,597   $ 1,757,490
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT
   INCOME, END OF YEAR .......................................................   $       74   $      --   $        --   $        --

------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND UNITS
------------------------------------------------------------------------------------------------------------------------------------
Units sold by subscription ...................................................          849         788        10,981         9,502
Issued for distribution reinvested ...........................................          342       1,237         5,102         4,894
Units redeemed ...............................................................       (1,681)     (1,313)      (17,077)      (12,935)
Net increase (decrease) in fund units ........................................         (490)        712          (994)        1,461
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES                                                                                                ELFUN
IN NET ASSETS FOR THE YEARS ENDED                                                           ELFUN                 MONEY MARKET
DECEMBER 31, 2008 AND 2007 (AMOUNTS IN THOUSANDS)                                        INCOME FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       2008       2007         2008          2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .....................................................   $  17,104   $  20,174   $    8,081   $   15,896
      Net realized gain (loss) on investments, futures, and foreign
         currency related transactions ..........................................      (3,844)        376         (208)          --
      Net increase (decrease) in unrealized appreciation/
         (depreciation) on investments, futures and foreign currency
         related transactions ...................................................     (20,461)      1,202           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations ...................................      (7,201)     21,752        7,873       15,896
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income .....................................................     (17,027)    (20,362)      (8,080)     (15,895)
      Return of Capital .........................................................          --          --           --           --
      Net realized gains ........................................................          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..........................................................     (17,027)    (20,362)      (8,080)     (15,896)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions .........................................................     (24,228)      1,390         (207)          --
------------------------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units ...............................................      29,224      21,052      168,489      160,908
      Value of distributions reinvested .........................................      11,873      14,148        7,122       13,932
      Cost of units redeemed ....................................................     (51,651)    (36,037)    (217,781)    (153,656)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions ...............................     (10,554)       (837)     (42,170)      21,183
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................     (34,782)        553      (42,377)      21,184

NET ASSETS
   Beginning of year ............................................................     363,695     363,142      327,766      306,582
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR ..................................................................   $ 328,913   $ 363,695   $  285,389   $  327,766
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENT INCOME, END OF YEAR ...............................................   $     793   $     652   $        1   $       --

------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND UNITS
------------------------------------------------------------------------------------------------------------------------------------
Units sold by subscription ......................................................       2,726       1,913      168,490      160,908
Issued for distribution reinvested ..............................................       1,110       1,285        7,122       13,932
Units redeemed ..................................................................      (4,863)     (3,271)    (217,781)    (153,657)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units ...........................................      (1,027)        (73)     (42,169)      21,183
====================================================================================================================================

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    ORGANIZATION OF THE FUNDS

The Elfun Funds (each a "Fund" and collectively the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Funds operate as Employees' Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act.

GE Asset Management Incorporated ("GEAM"), the Funds' investment adviser, is a wholly owned subsidiary of General Electric Company.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE MEASUREMENTS

The Funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

ELFUN INTERNATIONAL EQUITY FUND

                                                   LEVEL 1              LEVEL 2           LEVEL 3              TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities                         $ 248,178              $ 98              $ --              $ 248,276
Other Financial Instruments                              34                --                --                     34

ELFUN TRUSTS

                                                   LEVEL 1              LEVEL 2           LEVEL 3              TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities                        $ 1,313,635            $ 449               $ --           $ 1,314,084
Other Financial Instruments                              --                --                 --                    --

ELFUN DIVERSIFIED FUND

                                                   LEVEL 1              LEVEL 2           LEVEL 3              TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities                         $ 143,765            $53,519             $ 4,316           $ 201,600
Other Financial Instruments                              51                 --                  --                  51

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                               INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS
-------------------------------------------------------------------------------------------------------------------------
Balance at 12/31/07                                                 $     7,828                       $ --
   Accrued discounts/premiums                                              (107)                        --
   Realized gain (loss)                                                       1                         --
   Change in unrealized appreciation (depreciation)                      (1,311)                        --
   Net purchases (sales)                                                 (1,842)                        --
   Net transfers in and out of Level 3                                     (254)                        --
-------------------------------------------------------------------------------------------------------------------------
Balance at 12/31/08                                                     $ 4,316                       $ --
-------------------------------------------------------------------------------------------------------------------------
Change in Unrealized Gain/(Loss) relating to Level 3                $(1,351,307)                      $ --
   Securities held at December 31, 2008

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

ELFUN TAX-EXEMPT INCOME FUND

                                                   LEVEL 1               LEVEL 2          LEVEL 3              TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities                           $ --               $1,607,145          $ --             $ 1,607,145
Other Financial Instruments                           --                       --            --                      --

ELFUN INCOME FUND

                                                   LEVEL 1               LEVEL 2          LEVEL 3              TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities                         $ 42,701              $ 341,967         $ 8,506            $ 393,174
Other Financial Instruments                            409                     --              --                  409

Folllowing is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                               INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS
-------------------------------------------------------------------------------------------------------------------------
Balance at 12/31/07                                                 $     20,500                      $ --
Accrued discounts/premiums                                                  (583)                       --
Realized gain (loss)                                                        (379)                       --
Change in unrealized appreciation (depreciation)                          (3,195)                       --
Net purchases (sales)                                                     (3,950)                       --
Net transfers in and out of Level 3                                       (3,886)                       --
-------------------------------------------------------------------------------------------------------------------------
Balance at 12/31/08                                                 $      8,506                      $ --
-------------------------------------------------------------------------------------------------------------------------
Change in Unrealized Gain/(Loss) relating to Level 3                $ (3,602,915)                     $ --
   Securities held at December 31, 2008

ELFUN MONEY MARKET FUND

                                                   LEVEL 1               LEVEL 2          LEVEL 3              TOTAL
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities                           $ --                $ 284,424          $ --              $ 284,424
Other Financial Instruments                           --                       --            --                     --

REPURCHASE AGREEMENTS

Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING

Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY

Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currency are translated to U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized exchange gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/ depreciation on foreign currency related transactions.

FUTURES CONTRACTS

Certain Funds may invest in futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS

Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS

As part of their investment strategies, certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each of the Funds may purchase or sell securities on a when-issued and forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts would appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contract's terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS

Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES
(DOLLARS IN THOUSANDS)

The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of their taxable net investment income, tax-exempt income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2008, information on the tax components of capital is as follows:

                                             COST OF         GROSS TAX      GROSS TAX    NET TAX APPRECIATION/
                                           INVESTMENTS      UNREALIZED     UNREALIZED       (DEPRECIATION)
                                        FOR TAX PURPOSES   APPRECIATION   DEPRECIATION      ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
Elfun International Equity Fund           $   331,241        $  6,774      $ (89,739)         $ (82,965)
Elfun Trusts                                1,390,425         224,724       (301,065)           (76,341)
Elfun Diversified Fund                        254,490           3,754        (56,644)           (52,890)
Elfun Tax-Exempt Income Fund                1,676,314          54,017       (123,186)           (69,169)
Elfun Income Fund                             419,401          10,918        (37,145)           (26,227)
Elfun Money Market Fund                       284,424              --             --                 --

                                       NET TAX APPRECIATION/    UNDISTRIBUTED     UNDISTRIBUTED           POST
                                         (DEPRECIATION) ON         INCOME/      LONG-TERM GAINS/         OCTOBER
                                       DERIVATIVES, CURRENCY    (ACCUMULATED      (ACCUMULATED           LOSSES
                                       AND OTHER NET ASSETS    ORDINARY LOSS)     CAPITAL LOSS)    (SEE DETAIL BELOW)
---------------------------------------------------------------------------------------------------------------------
Elfun International Equity Fund               $  19               $  354            $   430            $    --
Elfun Trusts                                     --                   --                 --                 --
Elfun Diversified Fund                           (4)                  74                  3                 --
Elfun Tax-Exempt Income Fund                     --                   --             (2,028)            (3,266)
Elfun Income Fund                                --                  793             (6,196)            (3,163)
Elfun Money Market Fund                          --                    1               (208)                --

As of December 31, 2008, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended December 31, 2008, there were no capital loss utilization.

FUND                                            AMOUNT           EXPIRES
--------------------------------------------------------------------------------
Elfun Tax-Exempt Income Fund                     1,038           12/31/15
                                                   990           12/31/16
Elfun Income Fund                                1,558           12/31/13
                                                 4,451           12/31/14
                                                   187           12/31/16
Elfun Money Market Fund                            208           12/31/16

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2008 as follows:

                                               CAPITAL           CURRENCY
--------------------------------------------------------------------------------
Elfun Tax-Exempt Income Fund                   $  3,266            $ --
Elfun Income Fund                                 3,163              --

The tax composition of distributions paid during the years ended December 31, 2008 and December 31, 2007, were as follows:

                                       EXEMPT    ORDINARY     LONG-TERM
                                      INTEREST    INCOME    CAPITAL GAINS     ROC      TOTAL
-----------------------------------------------------------------------------------------------
Elfun International Equity Fund
   2008                               $    --    $ 11,764     $   7,022     $   --   $   18,786
   2007                                    --      10,213        42,622         --       52,835
Elfun Trusts
   2008                                    --      21,873        45,849        831       68,553
   2007                                    --      27,628       199,957         --      227,585
Elfun Diversified Fund
   2008                                    --       5,618            --         --        5,618
   2007                                    --       6,792        21,526         --       28,318
Elfun Tax-Exempt Income Fund
   2008                                79,398       2,614            --         --       82,012
   2007                                79,642       2,401           205         --       82,248
Elfun Income Fund
   2008                                    --      17,027            --         --       17,027
   2007                                    --      20,362            --         --       20,362
Elfun Money Market Fund
   2008                                    --       8,080            --         --        8,080
   2007                                    --      15,896            --         --       15,896

DISTRIBUTIONS TO SHAREHOLDERS
(DOLLARS IN THOUSANDS)

Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund declare net investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay net realized capital gains distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) treatment of realized gains and losses on foreign currency contracts, futures and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

The reclassifications for the year ended December 31, 2008 were as follows:

                                      UNDISTRIBUTED
                                     NET INVESTMENT      ACCUMULATED      PAID IN
                                         INCOME       NET REALIZED LOSS   CAPITAL
---------------------------------------------------------------------------------
Elfun International Equity Fund         $ (477)           $ (2,867)       $ 3,344
Elfun Trusts                               236                 595           (831)
Elfun Diversified Fund                    (205)                205             --
Elfun Tax-Exempt Income Fund                39                  --            (39)
Elfun Income Fund                           64                 (64)            --
Elfun Money Market Fund                     --                  --             --

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Funds' assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis, including accreting of discounts and amortizing of premiums on bonds to call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

EXPENSES

Expenses of the Funds which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not directly identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

FAS 161 On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under FAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. FAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. FAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS No. 161.

3. LINE OF CREDIT

The Trust shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition,

                                                               December 31, 2008
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

the Trust has a $100 million uncommitted,unsecured line of credit with State Street, which was established November 4, 2008. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or
(ii) 20% of its net assets. The credit facilities were not utilized by the Trust during the period ended December 31, 2008.

4.    AMOUNTS PAID TO AFFILIATES

During 2008, the Funds incurred expenses for the cost of services rendered by GEAM as investment adviser and for services GEAM rendered as unitholder servicing agent. These expenses are included as administration expenses and unitholder servicing agent expenses in the Statements of Operations. The Trustees received no compensation as Trustees for the Elfun Funds.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the year ending December 31, 2008, $72 (dollars in thousands) was charged to the Funds and was allocated pro rata across Funds based upon relative net assets. Administrative services not performed by GEAM or GENPACT were provided by an unaffiliated service provider.

5.    INVESTMENT TRANSACTIONS
      (DOLLARS IN THOUSANDS)

PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the year ended December 31, 2008, were as follows:

                                   U.S.GOVERNMENT SECURITIES     OTHER SECURITIES
                                   -------------------------   ---------------------
                                     PURCHASES     SALES       PURCHASES     SALES
------------------------------------------------------------------------------------
Elfun International
  Equity Fund                      $        --   $        --   $ 155,254   $ 163,475
Elfun Trusts Fund                        8,856         6,620     352,442     483,973
Elfun Diversified Fund                 251,155       253,950     170,933     205,169
Elfun Tax-Exempt Fund                       --            --     634,444     679,551
Elfun Income Fund                    1,596,774     1,629,550     102,123      77,290

OPTIONS

During the year ended December 31, 2008 there were no option contracts written.

SECURITY LENDING

At December 31, 2008, the Funds did not participate in securities lending.

                                                             December 31, 2008
------------------------------------------------------------------------------
Notes to Financial Statements
------------------------------------------------------------------------------

6.    U.S. TREASURY MONEY MARKET GUARANTEE PROGRAM (ELFUN MONEY MARKET FUND)

The U.S. Treasury Department ("U.S. Treasury") extended its Temporary Guarantee Program for money market funds (the "Program") until April 30, 2009. The Elfun Money Market Fund will participate in the Program extension. The U.S. Treasury has not decided whether to extend the Program beyond April 30, 2009. A summary of the Program is provided below.

The U.S. Treasury established the Program to provide stability to the market. It provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to money market fund shareholders that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain conditions and limitations. The guarantee is available under the Program if the participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as "breaking the buck."

While the Elfun Money Market Fund has maintained and expects to continue to maintain its $1.00 unit price, there can be no assurance that the Elfun Money Market Fund will be able to do so. As a result , at a meeting held on October 6, 2008, the Board of Trustees (the "Board") of the Fund determined that , considering the cost of the premium and the potential benefits of the guarantee to the Elfun Money Market Fund unitholders, the Elfun Money Market Fund would apply to participate in the Program. The cost of the premium for participation in the Program was borne by the Elfun Money Market Fund. At a meeting held on December 1, 2008, the Board approved the Elfun Money Market Fund's participation in the Program extension. The Elfun Money Market Fund also will bear the cost of participating in the Program extension.

The guarantee under the Program covers shareholders (or unitholders in the case of the Elfun Money Market Fund) of a participating money market fund only for the number of shares (or units) held in that fund as of the close of business on September 19, 2008 and still held on the date that the fund's net asset value falls below $1.00 per share. A shareholder's holding in a participating money market fund as of September 19, 2008 represents the maximum amount of shares eligible for reimbursement under the Program. Any increase in the number of shares held by a shareholder after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in that fund fluctuates, a shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the amount held at the time the guarantee is triggered, whichever is less. If a shareholder closes his or her account, any future investment in the fund will not be guaranteed. As a result, shareholders of record on September 19 wishing to remain covered by the guarantee afforded under the Program should consider the fact that any redemption or exchange out of the Fund will generally cause those shares to lose this guarantee coverage, even if the shares are exchanged into another fund that is also participating in the Program.

Under the terms of the Program, if the guarantee is triggered with respect the Elfun Money Market Fund, the Board will be required to liquidate the Elfun Money Market Fund. For units covered by the guarantee, any difference between the amount received by a unitholder in connection with the liquidation and $1.00 per unit will be covered under the Program, subject to the overall amount available to all funds participating in the Program. In liquidation, unitholders with units not covered under the Program may receive less than $1.00 per unit.

The Program had an initial three-month term beginning September 19, 2008, which was extended to April 30, 2009. The Secretary of the U.S. Treasury has the option to further extend the Program up to the close of business on September 18, 2009. Each participating money market fund would have to renew its participation at each extension point to maintain coverage and would have to pay additional fees. If the Secretary chooses not to extend the Program at the end of any period, the Program will terminate. Guarantee payments under the Program will not exceed the amount available in the U.S. Treasury Department's Exchange Stabilization Fund on the date of claim (currently, approximately $50 billion). For additional information on the program, visit the U.S. Treasury Department's website at WWW.USTREAS.GOV.

--------------------------------------------------------------------------------
Report of Independent Registered
Public Accounting Firm
--------------------------------------------------------------------------------

[KPMG LOGO]

THE UNITHOLDERS AND BOARD OF TRUSTEES
ELFUN FUNDS

We have audited the accompanying statements of assets and liabilities of the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund, each a series of Elfun Funds (collectively, the "Funds"), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund as of December 31, 2008, the results of their operations, changes in their net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.

                                        /s/ KPMG LLP

Boston, Massachusetts
February 25, 2008

--------------------------------------------------------------------------------
Tax Information, unaudited
--------------------------------------------------------------------------------

For the year ended December 31, 2008

SUMMARY

For the fiscal year ended December 31, 2008 certain dividends paid by the fund may be subject to a maximum income tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the ordinary dividends paid during the fiscal year, the following represent the amounts that may be considered qualified dividend income:

      FUND NAME                                        QUALIFIED DIVIDEND INCOME
      --------------------------------------------------------------------------
      Elfun International Equity Fund                            88.03%
      Elfun Diversified Fund                                     51.66%
      Elfun Trusts                                               99.06%

Of the dividends paid from net investment income by the Elfun Tax Exempt Fund during the calendar year ended December 31, 2008, 96.81% represent exempt interest dividends for Federal income tax purposes.

For corporate shareholders, of the ordinary dividends paid, the following represent the amounts that may be eligible for the dividends received deduction:

      FUND NAME                                     DIVIDENDS RECEIVED DEDUCTION
      --------------------------------------------------------------------------
      Elfun Diversified Fund                                   23.47%
      Elfun Trusts                                             95.04%

For the year ended December 31, 2008, the fund hereby designates as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income.

      FUND NAME                                                 PER SHARE AMOUNT
      --------------------------------------------------------------------------
      Elfun International Equity Fund                             $ 10,365,835
      Elfun Trusts                                                  45,849,254

The following funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended December 31, 2008, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds follows:

                                             TOTOL GROSS FOREIGN   TOTAL FOREIGN
      FUND NAME                                 SOURCE INCOME        TAXES PAID
      --------------------------------------------------------------------------
      Elfun International Equity Fund            $ 14,713,301       $ 1,222,939

--------------------------------------------------------------------------------
Advisory Agreement Renewal, unaudited
--------------------------------------------------------------------------------

The Board of Trustees of the Elfun Funds (the "Board") considered and unanimously approved the continuance of the investment advisory agreements with GE Asset Management Incorporated ("GEAM") at a meeting held on December 18, 2008.

In considering whether to approve the Funds' investment advisory agreements, the Board members considered and discussed a substantial amount of information and analysis provided by GEAM personnel. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategies as the Funds. The Board members also reviewed materials discussing the legal standards for the consideration of the proposed continuances.

In connection with their approval of the Funds' investment advisory agreements, the Board members received and considered memoranda prepared by GEAM personnel that set forth detailed information, including substantial exhibits and other materials related to GEAM's business and the services it provides to each Fund. The Board members reviewed and discussed the proposed continuance of the agreements with GEAM personnel, including representatives from the legal, compliance and finance departments and senior members of each relevant investment group (e.g., equity, fixed income). The Board members also heard presentations by these representatives, and posed questions and engaged in substantive discussions with them concerning the Funds' operations and the investment process employed for each Fund. The Board members took into account that many of them possess multi-year experience as Board members and that all of them possess a great deal of knowledge about GEAM and the Funds in their capacities as senior officers of GEAM. They also took into account their consideration of these agreements in recent years, noting that the information they received was presented in a similar manner and format.

In reaching their determinations relating to continuance of the Funds' investment advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund separately, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and concurred that GEAM provides high quality advisory and administrative services to the Funds. In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience involving the types of Funds they oversee; (iv) access to significant technological resources from which the Funds may benefit; and (v) a favorable history and reputation. The Board members discussed the personnel changes made during the past year by GEAM. The Board members noted that each Fund represents only a small amount of the overall assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In particular, the Board members discussed that the Funds benefit from a large staff of research analysts employed by GEAM.

--------------------------------------------------------------------------------
Advisory Agreement Renewal, unaudited
--------------------------------------------------------------------------------

In light of the foregoing, the Board members concluded that the services provided by GEAM were of a high quality and had benefited the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS.

The Board members considered the investment performance of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in discussions regarding the investment process for each Fund, the portfolio management and supporting research personnel, the investment style and approach employed for each Fund and the likely market cycles for the investment style, in light of current market conditions.

The Board members concluded that the Funds' performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED TO THE FUNDS.

The Board members considered the cost of the services provided by GEAM. The Board members noted that, under each investment advisory agreement, GEAM is reimbursed for its reasonable costs incurred in providing the services contemplated by the agreement and for the reasonable costs incurred by its affiliate, GE Investment Distributors, Inc. ("GEID"), in providing services specified in its agreement with the Funds as unitholder servicing agent. The Board members considered that the charges resulting from this arrangement involve all of the expenses incurred by GEAM and GEID with respect to the management and unitholder operations of the Funds, including, without limitation, indirect allocable overhead costs and the direct and indirect costs of GEAM and GEID personnel providing investment management and other services to the Funds. The Board members noted and discussed the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM and the charges that result from those services. The Board members also noted that none of the charges resulting from the Funds' arrangements with GEAM and GEID may include any element of profit.

The Board members reviewed the information they had requested from GEAM personnel concerning the underlying assumptions and methods of cost allocation used by GEAM in allocating its costs and those of the other Fund service providers, including GEID. The Board members also discussed with GEAM personnel the basis for their belief that the methods of allocation used were reasonable for each area of GEAM's business.

Based on their review, the Board members concluded that they were satisfied that the assumptions and methods used in cost allocation and the level of expenses incurred by the Funds were not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED FOR THE BENEFIT OF FUND SHAREHOLDERS AS THE FUNDS GROW.

The Board members considered the extent to which economies of scale would be realized for the benefit of Fund investors as the Funds grow. The Board members recognized the significant benefits to the Funds resulting from their arrangement with GEAM, which causes them to bear only the reasonable costs incurred by GEAM and GEID, without any element of profit, for the substantial services they provide to the Funds. The Board members also recognized the benefits to the Funds of being able to leverage a favorable cost structure achieved with respect to the Funds' other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND COSTS TO BE INCURRED.

The Board members discussed the services provided to the Funds by GEAM, and the costs incurred by the Funds for those services. The Board members reviewed information concerning the Funds' expense ratios, and comparative information with respect to similar products.

--------------------------------------------------------------------------------
 Advisory Agreement Renewal, unaudited
--------------------------------------------------------------------------------

They discussed that, in all cases, the Funds enjoy expense levels within or below the group of lowest cost funds in each peer group comparison. In light of this information, the Board members determined that the level of expenses incurred was reasonable in relation to the services provided to the Funds.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Funds benefit from the vast array of resources available through GEAM, and that each Fund represents only a small amount of the overall assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members concluded that the proposed level of cost reimbursement to GEAM and projected total expense ratios for the Funds are reasonable in relation to the services provided. In view of these facts, the Board members concluded that the renewal of each advisory agreement was in the best interests of the Funds and their shareholders.

--------------------------------------------------------------------------------
Additional Information, unaudited
--------------------------------------------------------------------------------

INFORMATION ABOUT TRUSTEES AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Company is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
JAMES W. IRELAND III
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 53

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, Chief Executive Officer, and Director of GEAM since June 2007; President, NBC Universal Television Stations from December 1999 to July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of the Norman Rockwell Museum since September 1997 and Treasurer of the Norman Rockwell Museum Board of Trustees since September 1998; Member of the Board of Directors of the Damon Runyon Cancer Research Foundation since October 2008; Trustee and Vice Chair of the Campaign Steering Committee of St. Lawrence University since July 2001; Trustee of GE Savings & Security Funds and General Electric Pension Trust since July 2007.

--------------------------------------------------------------------------------
DANIEL O. COLAO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 42

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President and Chief Financial Officer of GEAM since July 2008; Global Chief Financial Officer of Lehman Brothers Investment Management Division from March 2008 to July 2008; Managing Director and Global Chief Financial Officer of Lehman Brothers Bank and Mortgage Capital Division from March 2007 to March 2008; Chief Financial Officer of GE Aviation Services from August 2005 to March 2007; Chief Financial Officer of GE Vendor Financial Services from August 2004 to August 2005; GE Corporate Financial Planning and Analysis (FP&A) manager from June 2004 to August 2004; Chief Financial Officer of GE Fleet Services from January 2001 to June 2004.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of Elfun GE Savings & Security Funds and General Electric Pension Trust since July 2008; Director of GE Asset Management Limited (GEAML) since August 2008.

--------------------------------------------------------------------------------
PAUL M. COLONNA
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 40

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - Fixed Income at GEAM since March 2007; Executive Vice President of GEAM from February 2007 to March 2007; Senior Vice President-Total Return Management at GEAM from March 2005 to March 2007; Senior Vice President-Structured Products at GEAM from March 2002 to March 2005.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since February 2007; Director of GE Asset Management Limited (GEAML) since December 2007.

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE 59

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 21 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business of GEAM since March 2007; Executive Vice President of GEAM from February 2007 to March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of GE Savings & Security Funds and General Elec-

--------------------------------------------------------------------------------
Additional Information, unaudited
--------------------------------------------------------------------------------

tric Pension Trust since 1988; Trustee of Fordham University since 2003, Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Management Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
KATHRYN D. KARLIC
--------------------------------------------------------------------------------

ADDRESS c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE 53

POSITIONS HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - Institutional Sales of GEAM since March 2007; Executive Vice President of GEAM from March 2004 to March 2007; President - Fixed Income at GEAM from March 2004 to March 2007, Senior Vice President - Fixed Income of GEAM from 2002 to 2004.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings and Security Funds and General Electric Pension Trust since 2006; Director of GE Asset Management Limited (GEAML) since September 2005; Trustee of Babson College since 1999.

--------------------------------------------------------------------------------
RALPH R. LAYMAN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE 53

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 17 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - International Equity Investments of GEAM since March 2007; Executive Vice President of GEAM from 1993 to March 2007; Executive Vice President - International Equity Investments at GEAM from 1993 to March 2007; Executive Vice President - International Equity Investments of GEIC from 1993-2000 (when GEIC was merged into GEAM); Senior Vice President - International Equity Investments of GEAM and GEIC from 1991 until 1993; Executive Vice President, Partner and Portfolio Manager of Northern Capital Management from 1989-1991; and prior thereto, Vice President and Portfolio Manager of Templeton Investment Counsel.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1993; Director of GE Asset Management Limited (GEAML) since September 1995.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 47

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED One year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to Febru-ary 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds, GE Institutional Funds and GE LifeStyle Funds since July 2007. Director of GE Investments Funds, Inc. since July 2007; Trustee of GE Savings & Security Funds and General Electric Pension Trust since July 2007.

--------------------------------------------------------------------------------
JUDITH A. STUDER
--------------------------------------------------------------------------------

ADDRESS   c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 5 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - U.S. Equities at GEAM since June 2007; Executive Vice President of GEAM from 2006 to June 2007; Executive Vice President - Investment Strategies from July 2006 to June 2007; Senior Vice President - International Equities of GEAM from 1995-2006; Senior Vice President - Domestic Equities of GEAM from 1991-1995; Vice President of Domestic Equities from 1987-1991.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 2004.

--------------------------------------------------------------------------------
Additional Information, unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DONALD W. TOREY
--------------------------------------------------------------------------------

ADDRESS c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE 51

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 15 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - Alternative Investments at GEAM since March 2007; Executive Vice President of GEAM from 1997 to March 2007; Executive Vice President - Alternative Investments from 1997 to March 2007; Director of GEIC from 1993-2000 (when GEIC was merged into GEAM); Executive Vice President - Alternative Investments of GEIC from 1997-2000; Executive Vice President - Finance and Administration of GEAM and GEIC from 1993 to 1997; Manager - Mergers and Acquisitions Finance for GE from 1989-1993; Vice President - Private Placements of GEIC from 1988-1989.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1993.

--------------------------------------------------------------------------------
JOHN J. WALKER
--------------------------------------------------------------------------------

ADDRESS c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE 55

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President and Chief Operating Officer of Geam since January 2008; Chief Financial Officer of GEAM from 1999-2008; Chief Financial Officer of GEIC from 1999-2000 (when GEIC was merged into GEAM); Chief Financial Officer of GE Capital - Global Consumer Finance from 1996-1999; Chief Financial Officer of GE Capital - Commercial Finance from 1992 to 1996; Finance Director of GE Capital - TIFC from 1988-1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1999; Director of GE Asset Management Limited (GEAML) since July 1995.

--------------------------------------------------------------------------------
DAVID WIEDERECHT
--------------------------------------------------------------------------------

ADDRESS c/o GEAM, 3001 Summer St. Stamford, CT 06905

AGE 52

POSITION HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President - Investment Strategies since February 2008; Managing Director - Alternative Investments from 2004 to 2008; Vice President - Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 2008; Director of Edmunds Holding Company since 1999; Director of The Rittenhouse Hotel and Condominium since 1992; Director of Ross-Simons, Inc. since 2001.

--------------------------------------------------------------------------------
The Statement of Additional Information for the Funds includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-242-0134.

--------------------------------------------------------------------------------
Elfun Funds' Investment Team
--------------------------------------------------------------------------------

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. The portfolio managers may change from time to time.

DAVID B. CARLSON is the Chief Investment Officer - U.S. Equities at GE Asset Management . He manages the overall U.S. equity investments for GE Asset Management . Mr. Carlson is the portfolio manager for ELFUN TRUSTS and has served in this capacity since 1988. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.

MICHAEL J. CAUFIELD is a Senior Vice President of GE Asset Management. He is portfolio manager of the ELFUN TAX-EXEMPT INCOME FUND and has served in that capacity since October 2000. Mr. Caufield joined GE Asset Management in 1987 as Vice President, manager of fixed income research & analysis and was promoted to Senior Vice President in 1994.

PAUL M. COLONNA is a Director and President - Fixed Income at GE Asset Management. Since January 2005, he has led the team of portfolio managers for the ELFUN INCOME FUND and has been responsible for the fixed income portion of the ELFUN DIVERSIFIED FUND. Mr. Colonna became President - Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

JAMES C. GANNON is an assistant portfolio manager of GE Asset Management. He has served on the portfolio management team for the ELFUN MONEY MARKET FUND since December 2000. Since joining GE Asset Management in 1995, Mr. Gannon served in various positions at GE Asset Management including Trade operations specialist in fixed income, and became an assistant portfolio manager in February 2003.

WILLIAM M. HEALEY is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the ELFUN INCOME FUND since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the fixed income group at MetLife.

BRIAN HOPKINSON is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the ELFUN INTERNATIONAL EQUITY FUND since joining GE Asset Management in October 1996. Prior to joining GE Asset Management, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

MARK H. JOHNSON is a Senior Vice President of GE Asset Management and senior portfolio manager of Structured Products. He has been a member of the portfolio management team for the ELFUN INCOME FUND since September 2007. Mr. Johnson joined GE in 1998 in its Employers Reinsurance Corporation as a taxable income portfolio manager. Mr. Johnson joined GE Asset Management as a Vice President and portfolio manager in 2002 and became a Senior Vice President and senior portfolio manager of Structured Products in 2007.

RALPH R. LAYMAN is a Director and President -International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the ELFUN INTERNATIONAL EQUITY FUND since 1991 and has managed foreign investments for the ELFUN DIVERSIFIED FUND since September 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became and Executive Vice President in 1992 and President -International Equities in March 2007.

THOMAS R. LINCOLN is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the ELFUN DIVERSIFIED FUND since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. equities. Mr. Lincoln became part of the investment management team for U.S. equities at GE Asset Management in 1997 and a portfolio manager for U.S. equities in 2003.

--------------------------------------------------------------------------------
Elfun Funds' Investment Team
--------------------------------------------------------------------------------

PORTFOLIO MANAGER BIOGRAPHIES (CONTINUED)

MICHAEL E. MARTINI is a portfolio manager at GE Asset Management. He has served on the portfolio management team for the ELFUN MONEY MARKET FUND since joining GE Asset Management in March of 2008. Prior to joining GE Asset Management, Mr. Martini was a Vice President at Ceres Capital Partners LLC, where he worked at the firm's treasury desk from March 2006 to January 2008, and a Senior Vice President at Pacific Investment Management Company (PIMCO) from 1996 to 2004, where he was a portfolio manager at the firm's money market/short-term desk.

ANDREW A. MASELLI is an assistant portfolio manager of GE Asset Management. He has served on the portfolio management team for the ELFUN MONEY MARKET FUND since April 2003. Mr. Maselli joined GE Asset Management in 1998 as a data integrity analyst in trade operations, where he held various positions both in equities and fixed income support. In 2002, he was promoted to Senior trade support specialist working on the short-term desk and became an assistant portfolio manager in June 2005.

PAUL NESTRO is a Senior Vice President of GE Asset Management . He has been a member of the portfolio management team for the ELFUN INTERNATIONAL EQUITY FUND since February 2007. Mr. Nestro joined GE Asset Management in 1993 as a performance and attribution analyst in domestic equities. He became a senior performance and attribution analyst in 1994 and since 1996 has been an analyst and portfolio manager in the international equities group.

JONATHAN L. PASSMORE is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the ELFUN INTERNATIONAL EQUITY FUND since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, international equity.

VITA MARIE PIKE is a Senior Vice President of GE Asset Management. She has served on the portfolio management team for the ELFUN INCOME FUND since March 2005. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

MICHAEL J. SOLECKI is a Senior Vice President and Co-Chief Investment Officer - International Equities at GE Asset Management. He has served as a portfolio manager of the ELFUN INTERNATIONAL EQUITY FUND since August 1999. He joined GE Asset Management in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996 and Senior Vice President in 2000.

JUDITH A. STUDER is a Director and President - U.S. Equities at GE Asset Management . She has led the team of portfolio managers for the ELFUN DIVERSIFIED FUND since July 2004, and has co-led the Fund since January 2009. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - U.S. Equities in 1991 and Senior Vice President - International Equities in 1995 and President - Investment Strategies in July 2006 and President - U.S. Equities in June 2007.

MAKOTO SUMINO is a Senior Vice President of GE Asset Management . He has been a member of the portfolio management team for the ELFUN INTERNATIONAL EQUITY FUND since February 2007. Mr. Sumino joined GE Asset Management in September 1996 as a securities analyst and portfolio manager. He became Deputy Director of the international equity research team in January 2001 and Director in April 2005.

DAVID WIEDERECHT is a Director and President -- Investment Strategies at GE Asset Management since February 2008. He has co-led the team of portfolio managers for the ELFUN DIVERSIFIED FUND since January 2009. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President -- Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, and Managing Director -- Alternative Investments from 2004 to 2008, responsible in both positions for portfolio management within those strategies.

--------------------------------------------------------------------------------
Elfun Funds' Investment Team
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

ELFUN INTERNATIONAL EQUITY FUND
Team led by Ralph R. Layman

ELFUN TRUSTS
David B. Carlson

ELFUN DIVERSIFIED FUND
Judith A. Studer
David Wiederecht
Thomas R. Lincoln
Ralph R. Layman
Paul M. Colonna

ELFUN TAX-EXEMPT INCOME FUND
Michael Caufield

ELFUN INCOME FUND
Team led by
Paul M. Colonna

ELFUN MONEY MARKET FUND
Team led by
Michael E. Martini

INVESTMENT ADVISER
GE Asset Management Incorporated

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP

CUSTODIAN
State Street Bank & Trust Company

UNITHOLDER SERVICING AGENT
Address all inquiries to:
GE Funds
c/o PNC Global Investment Servicing
P.O. Box 9838
Providence, RI 02940

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland III, TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER, GE ASSET MANAGEMENT INCORPORATED

Dan Colao, TRUSTEE, EVP, CHIEF FINANCIAL OFFICER (AS OF JULY 28, 2008)

Michael J. Cosgrove, TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS AND INTERMEDIARY BUSINESS

Paul M. Colonna, TRUSTEE, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, TRUSTEE, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, TRUSTEE, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, TRUSTEE, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, TRUSTEE, PRESIDENT - U.S. EQUITIES

Donald W. Torey, TRUSTEE, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, TRUSTEE, EVP, CHIEF OPERATING OFFICER

David Wiederecht, TRUSTEE, PRESIDENT - INVESTMENT STRATEGIES

--------------------------------------------------------------------------------
Shareholder Services
--------------------------------------------------------------------------------

NEW ONLINE SERVICE

Your Elfun Mutual Fund accounts can now be accessed on the Internet at WWW.ELFUN.ORG.

Here are some of the benefits of our online service:

o     View account balance and transaction history

o     Make exchanges

o     Redeem shares

o     Purchase shares

o     View and order tax forms

o     View quarterly statements

o     Change address

o     Re-order money market checks

Many more features will be added to the web site in the future for your convenience.

NEW EXTENDED TELEPHONE SERVICE

Our Representatives at the Customer Service Center are available Monday to Friday from 8:30 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.

AUTOMATED VOICE RESPONSE SYSTEM

You can also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.

CONTACT US BY MAIL

If you'd like to write to us, address your inquiries regarding your account(s) to:

GE Funds
c/o PNC Global Investment Servicing
P.O. Box 9838
Providence, RI 02940

We are continuing to upgrade a variety of services in order to give you the tools you need to manage your financial objectives. In the meantime, we welcome all your comments and suggestions.

--------------------------------------------------------------------------------
Highly Rated Elfun Funds
--------------------------------------------------------------------------------

                             MORNINGSTAR RATINGS(TM)
                            THROUGH DECEMBER 31, 2008
---------------------------------------------------------------------------------------------
                          FUND                                NUMBER OF         STAR
                       (CATEGORY)                         FUNDS IN CATEGORY    RATING
---------------------------------------------------------------------------------------------
ELFUN INTERNATIONAL EQUITY -- (Foreign Large Blend)
---------------------------------------------------------------------------------------------
                        Overall                                  570          ****
          -------------------------------------------------------------------------
                        3 year                                   570          ****
          -------------------------------------------------------------------------
                        5 year                                   452          ****
          -------------------------------------------------------------------------
                       10 year                                   238          ****
---------------------------------------------------------------------------------------------
ELFUN TRUSTS -- (Large Growth)
---------------------------------------------------------------------------------------------
                        Overall                                 1507          ****
          -------------------------------------------------------------------------
                        3 year                                  1507          ****
          -------------------------------------------------------------------------
                        5 year                                  1243          ***
          -------------------------------------------------------------------------
                       10 year                                   608          ****
---------------------------------------------------------------------------------------------
ELFUN DIVERSIFIED -- (Moderate Allocation)
---------------------------------------------------------------------------------------------
                        Overall                                  962          ****
          -------------------------------------------------------------------------
                        3 year                                   962          ***
          -------------------------------------------------------------------------
                        5 year                                   768          ***
          -------------------------------------------------------------------------
                       10 year                                   448          ****
---------------------------------------------------------------------------------------------
ELFUN TAX-EXEMPT INCOME -- (Muni National Intermediate)
---------------------------------------------------------------------------------------------
                        Overall                                  237          *****
          -------------------------------------------------------------------------
                        3 year                                   237          ***
          -------------------------------------------------------------------------
                        5 year                                   214          *****
          -------------------------------------------------------------------------
                       10 year                                   127          *****
---------------------------------------------------------------------------------------------
ELFUN INCOME -- (Intermediate-Term Bond)
---------------------------------------------------------------------------------------------
                        Overall                                  991          ****
          -------------------------------------------------------------------------
                        3 year                                   991          ***
          -------------------------------------------------------------------------
                        5 year                                   857          ***
          -------------------------------------------------------------------------
                       10 year                                   458          ****
          -------------------------------------------------------------------------
=============================================================================================

Morningstar is an independent fund rating company that seeks to provide a non-biased rating system used in making investment decisions. A fund is rated in its broad asset class on a scale of one to five stars through the evaluation of the historical balance of risk and return after 3 years of performance.

Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top ten percent of the funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The ratings are subject to change every month. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten year (if applicable) Morningstar Rating metrics.

Investment return and principal value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Returns assume changes in share price and reinvestment of dividends and capital gains.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

        THIS DOES NOT CONSTITUTE A PART OF THE FUNDS' SHAREHOLDER REPORT

--------------------------------------------------------------------------------
ELFUN FUNDS                                                     ----------------
3001 SUMMER STREET                                                  PRSRT STD
STAMFORD, CT 06905                                                U.S. POSTAGE
                                                                      PAID
DISTRIBUTOR                                                     Permit No. 1793
GE INVESTMENT DISTRIBUTORS INC.                                  Lancaster, PA
MEMBER  FINRA AND SIPC                                          ----------------
3001 SUMMER STREET
P.O. BOX 7900
STAMFORD, CT 06904-7900
WWW.GEFUNDS.COM/ELFUN

--------------------------------------------------------------------------------
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first, second and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds' website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC -- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds' website at
HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at
HTTP://WWW.SEC.GOV.
--------------------------------------------------------------------------------

[GE LOGO]                                                           ELF 1 (2/09)
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $16,600 in 2007 and $17,400 in 2008.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the Elfun Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2007 or 2008 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2007 and $0 in 2008.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of John H. Myers and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  March 09, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  March 09, 2009

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, ELFUN FUNDS

Date:  March 09, 2009

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.